UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2011

Item 1:	Report to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund Intermediate Tax Free Fund AMT Free Municipal Bond Fund National Tax-Free Income Fund	High Yield Municipal Bond Fund California Tax-Free Income Fund New Jersey Tax-Free Income Fund New York Tax-Free Income Fund

For the six-month period ended March 31, 2011

Lord Abbett Municipal Income Fund

Semiannual Report

For the six-month period ended March 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2011. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 through March 31, 2011).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 10/1/10 – 3/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/10	3/31/11	10/1/10 - 3/31/11
Class A*
Actual	$1,000.00	$999.00	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class C*
Actual	$1,000.00	$995.80	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.19	$6.79
Class F*
Actual	$1,000.00	$1,000.10	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class I*
Actual	$1,000.00	$999.90	$1.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.58% for Class A, 1.35% for Class C, 0.48% for Class F and 0.38% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (0.59% for Class A, 1.36% for Class C, 0.49% for Class F and 0.39% for Class I). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$2.94	$2.97
Class C	$6.77	$6.84
Class F	$2.44	$2.47
Class I	$1.94	$1.97

Portfolio Holdings Presented by Credit Rating

March 31, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	3.36%	BB+	0.80%
AA+	16.37%	BB	4.97%
AA	12.08%	BB-	0.92%
AA-	11.33%	B+	0.19%
A+	12.38%	B-	0.46%
A	8.42%	CCC+	0.21%
A-	7.03%	Ca	0.22%
BBB+	5.62%	NR	4.09%
BBB	5.77%	Total	100.00%
BBB-	5.78%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/10	3/31/11	10/1/10 - 3/31/11
Class A*
Actual	$1,000.00	$968.90	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.28
Class B*
Actual	$1,000.00	$965.00	$7.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.72	$7.29
Class C*
Actual	$1,000.00	$965.30	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.03	$6.94
Class F*
Actual	$1,000.00	$969.40	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.22	$2.72
Class I*
Actual	$1,000.00	$1,011.00	$0.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.49	$0.73
Class P*
Actual	$1,000.00	$967.90	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.38

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.65% for Class A, 1.45% for Class B, 1.38% for Class C, 0.54% for Class F, 0.44% for Class I and 0.87% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F and P) and 60/365 (to reflect the period from January 31, 2011, commencement of operations, to March 31, 2011 for Class I).

*	The annualized expenses of each class have been restated (0.66% for Class A, 1.46% for Class B, 1.39% for Class C, 0.54% for Class F, 0.44% for Class I and 0.87% for Class P). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.24	$3.33
Class B	$7.15	$7.34
Class C	$6.81	$6.99
Class F	$2.65	$2.72
Class I	$0.73	$0.73
Class P	$4.27	$4.38

Intermediate Tax Free Fund (concluded)

Portfolio Holdings Presented by Credit Rating

March 31, 2011

Credit Rating:
S&P or Moody’s(a)	%*
AAA	5.84%
AA+	16.81%
AA	8.78%
AA-	10.95%
A+	12.86%
A	7.84%
A-	7.30%
BBB+	3.46%
BBB	6.05%
BBB-	9.53%
BB+	1.24%
BB	1.29%
BB-	0.82%
B+	0.09%
B	1.33%
B-	0.13%
CC	0.23%
CCC+	0.59%
Caa2	0.13%
NR	4.73%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/26/10	3/31/11	10/26/10 - 3/31/11
Class A
Actual	$1,000.00	$955.10	$2.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.37	$2.17
Class C
Actual	$1,000.00	$951.60	$5.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.01	$5.55
Class F
Actual	$1,000.00	$955.30	$1.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$1.69
Class I
Actual	$1,000.00	$956.00	$1.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$1.26

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.50% for Class A, 1.28% for Class C, 0.39% for Class F and 0.29% for Class I) multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period from October 26, 2010, commencement of operations, to March 31, 2011).

Portfolio Holdings Presented by Credit Rating

March 31, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s	%*	S&P or Moody’s	%*
AA+	10.19%	BBB-	8.70%
AA	10.25%	BB+	2.76%
AA-	16.00%	BB	1.92%
A+	15.66%	BB-	0.21%
A	9.99%	CCC+	0.75%
A-	6.37%	Caa2	0.23%
BBB+	4.29%	NR	8.96%
BBB	3.72%	Total	100.00%

*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/10	3/31/11	10/1/10 - 3/31/11
Class A
Actual	$1,000.00	$940.50	$4.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.28
Class B
Actual	$1,000.00	$936.30	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.30
Class C
Actual	$1,000.00	$936.60	$7.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$7.64
Class F
Actual	$1,000.00	$940.90	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.78
Class I
Actual	$1,000.00	$940.70	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.18

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.85% for Class A, 1.65% for Class B, 1.52% for Class C, 0.75% for Class F and 0.63% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	4.38%	BB-	1.75%
AA+	15.34%	B+	0.16%
AA	8.20%	B	0.84%
AA-	9.94%	B-	0.20%
A+	6.59%	CCC+	1.08%
A	7.96%	Caa2	0.06%
A-	5.97%	Caa3	0.02%
BBB+	4.16%	CC	0.33%
BBB	6.60%	NR	10.92%
BBB-	11.47%	Money Market Mutual Funds	0.00%	**
BB+	1.97%	Total	100.00%
BB	2.06%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/10	3/31/11	10/1/10 - 3/31/11
Class A
Actual	$1,000.00	$930.60	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.48
Class B
Actual	$1,000.00	$927.20	$7.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.66	$8.35
Class C
Actual	$1,000.00	$928.30	$7.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.12	$7.90
Class F
Actual	$1,000.00	$931.10	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.00	$3.98
Class I
Actual	$1,000.00	$932.40	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.48
Class P
Actual	$1,000.00	$929.70	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.36	$5.64

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.89% for Class A, 1.66% for Class B, 1.57% for Class C, 0.79% for Class F, 0.69% for Class I and 1.12% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	2.13%	BB	3.03%
AA+	3.91%	BB-	2.72%
AA	5.89%	B+	1.21%
AA-	4.75%	B	3.05%
A+	0.25%	B-	1.88%
A	1.01%	CC	0.98%
A-	1.68%	CCC+	2.97%
BBB+	4.75%	Caa3	0.30%
BBB	6.18%	NR	39.45%
BBB-	9.20%	Money Market Mutual Funds	0.00%	**
BB+	4.66%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/10	3/31/11	10/1/10 - 3/31/11
Class A
Actual	$1,000.00	$931.00	$4.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.23
Class C
Actual	$1,000.00	$927.00	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.44	$7.54
Class F
Actual	$1,000.00	$931.40	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.73
Class I
Actual	$1,000.00	$1,014.40	$1.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,006.95	$1.27

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.84% for Class A, 1.50% for Class C, 0.74% for Class F and 0.77% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, C and F) and 60/365 (to reflect the period from January 31, 2011, commencement of operations, to March 31, 2011 for Class I).

Portfolio Holdings Presented by Credit Rating

March 31, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	1.11%	BBB	5.31%
AA+	11.11%	BBB-	4.99%
AA	16.48%	BB+	0.79%
AA-	6.95%	BB	0.84%
A+	12.38%	B+	0.22%
A	18.22%	NR	11.08%
A-	5.99%	Money Market Mutual Fund	0.00%	**
BBB+	4.53%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/10	3/31/11	10/1/10 - 3/31/11
Class A
Actual	$1,000.00	$932.90	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.23
Class F
Actual	$1,000.00	$933.30	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.78
Class I
Actual	$1,000.00	$1,008.40	$1.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.09	$1.12

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.84% for Class A, 0.75% for Class F and 0.68% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Class A and F) and 60/365 (to reflect the period from January 31, 2011, commencement of operations, to March 31, 2011 for Class I).

Portfolio Holdings Presented by Credit Rating

March 31, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	4.11%	BBB-	11.75%
AA+	9.38%	BB	2.37%
AA	15.75%	B+	0.13%
Aa3	19.64%	B	0.79%
A+	5.38%	B3	0.22%
A	7.08%	CCC+	0.71%
A-	4.74%	NR	8.87%
BBB+	5.02%	Money Market Mutual Fund	0.00%	**
BBB	4.06%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/10	3/31/11	10/1/10 - 3/31/11
Class A
Actual	$1,000.00	$949.80	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.28
Class C
Actual	$1,000.00	$946.60	$7.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.59
Class F
Actual	$1,000.00	$950.30	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.78
Class I
Actual	$1,000.00	$1,015.40	$1.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,006.93	$1.29

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.85% for Class A, 1.51% for Class C, 0.75% for Class F and 0.78% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, C and F) and 60/365 (to reflect the period from January 31, 2011, commencement of operations, to March 31, 2011 for Class I).

Portfolio Holdings Presented by Credit Rating

March 31, 2011

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	10.55%	BB+	2.84%
AA+	7.38%	BB	0.64%
AA	12.43%	BB-	0.65%
AA-	19.84%	B+	0.11%
A+	9.40%	B-	0.97%
A	5.40%	CCC+	0.81%
A-	8.54%	NR	6.77%
BBB+	3.35%	Money Market Mutual Fund	0.00%	**
BBB	1.87%	Total	100.00%
BBB-	8.45%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 76.31%

Corporate-Backed 3.50%
Allegheny Cnty PA Indl Dev Auth Envr Impt USX Pj	4.75%		12/1/2032	BBB+	$2,225	$2,294,687
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%		1/1/2013	AA	2,010	2,119,565
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%		10/1/2032	A	15,000	15,221,700
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%		6/1/2034	Baa2	2,000	2,140,660
Escambia Cnty FL Solid Wst Gulf Pwr Co Pj 1st Ser	2.00%		4/1/2039	A	4,000	4,025,200
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%		4/1/2029	A1	7,500	7,521,075
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%		6/1/2015	A+	5,275	5,542,864
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	2.00%	#	6/1/2013	A+	10,000	10,007,800
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%		12/1/2029	BBB	4,000	4,024,240
IN Port Commn Port Rev Cargill Inc Pj	4.10%		5/1/2012	A	4,100	4,194,792
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%		9/1/2013	BBB	4,250	4,304,443
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%		6/1/2025	BBB	1,000	1,084,300

Total						62,481,326

Education 3.54%
Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%		12/1/2014	A+	700	748,076
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%		12/1/2013	A+	550	596,772
Grand Rapids MI Econ Dev Corp Ferris St Univ Pj Ser B	1.80%		4/1/2013	NR	4,250	4,216,510
IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%		7/1/2036	Aa1	5,250	5,168,730
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%		10/1/2014	A	1,595	1,627,729
MA St Hlth & Edl Facs Auth Univ MA Ser A Rmkt	2.20%		11/1/2030	A+	3,600	3,624,480
MI Fin Auth St Aid Nts Detriot Sch Ser A-2	6.65%		3/20/2012	NR	4,500	4,519,710
ND St Brd of Higher Ed Univ Hsg & Aux Facs	4.00%		4/1/2012	Aa3	1,000	1,022,460
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%		4/1/2036	AA	14,000	14,022,400

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%	12/1/2013	Baa1	$1,000	$1,074,980
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%	7/1/2014	A2	4,000	4,344,240
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%	7/1/2015	AA-	1,565	1,730,671
NY St Dorm Auth Rev St Univ Edl Facs Ser A	5.50%	5/15/2013	AA-	4,795	5,069,562
NY St Dorm Auth Rev St. John’s Univ Ser A (NPFGC)	5.00%	7/1/2014	A-	2,000	2,185,240
OH St Higher Edl Fac Rev Univ Dayton Pj Ser B	1.50%	7/1/2016	A	5,000	5,000,050
SC Edl Facs Auth Furman Univ	4.00%	10/1/2015	A1	1,000	1,073,880
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	100	101,075
Univ of TX Perm Univ Fd Ser A	5.00%	7/1/2014	AAA	1,400	1,572,760
Univ of TX Rev Fing Sys Ser D	4.00%	8/15/2014	AAA	1,000	1,090,920
Wayne St Univ MI Rev Ser A	5.00%	11/15/2015	Aa2	3,975	4,403,346

Total					63,193,591

General Obligation 12.67%
AK Muni Bd Bk Auth Ser A1	3.00%	3/1/2014	Aa2	1,000	1,035,830
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%	11/1/2013	A+	7,210	7,862,577
Bedford Pk Vlg IL (AG)	5.00%	12/1/2013	AA+	1,275	1,379,958
Boston MA Ser A	5.00%	4/1/2014	Aaa	1,500	1,671,075
Centennial Auth NC Rev (AG)	5.00%	9/1/2014	Aa2	3,460	3,786,866
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%	12/1/2014	Aa2	2,255	2,440,023
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA	7,500	8,292,225
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%	6/15/2016	AA+	7,370	8,002,051
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%	12/1/2014	Aa3	1,690	1,844,094
Cook Cnty IL Ser A (AMBAC)	5.00%	11/15/2014	AA	1,000	1,082,670
Crawford Cent Sch Dist PA (AG)	3.50%	2/15/2012	Aa3	250	255,868
CT St Ser D	5.00%	11/1/2014	AA	500	562,875
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%	12/1/2014	AA	3,500	3,722,565
Detroit MI Dist St Aid	5.00%	11/1/2015	AA-	6,775	7,422,554
Dist of Columbia Ser E ETM (BHAC)	5.00%	6/1/2014	AA+	1,500	1,683,405
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,124,790

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Eagle Mountain & Saginaw TX Indpt Sch Dist Cap Apprec Ser A PSF GTD	5.25%	8/15/2023	AAA	$1,695	$1,876,111
El Paso TX (AGM)	5.75%	8/15/2012	AA+	500	535,845
FL St Brd of Ed Pub Ed Ser C GTD	5.00%	6/1/2014	AAA	250	276,945
Frisco TX Ctfs Oblig Ser A (AGM)	5.00%	2/15/2012	AA+	500	520,105
Gilroy CA Unif Sch Dist Bd Antic Nts	5.00%	4/1/2013	NR	4,000	4,250,600
Harris Cnty TX Ctfs Oblig	5.50%	8/15/2020	AAA	1,000	1,068,730
Hartford CT	5.625%	2/1/2013	A1	590	643,419
Hartford CT (AG)	4.00%	11/15/2013	AA+	1,320	1,409,430
HI Cnty HI Ser A (AMBAC)	5.00%	7/15/2014	Aa2	1,750	1,953,490
HI St Ser DG (AMBAC)	5.00%	7/1/2012	Aa1	50	52,730
HI St Ser DQ ETM	5.00%	6/1/2014	Aa1	1,640	1,840,523
HI St Unref Bal Ser DQ	5.00%	6/1/2014	Aa1	1,860	2,077,583
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2014	Aa1	2,475	2,760,293
IL St	3.00%	6/14/2011	NR	15,000	15,043,650
IL St	5.00%	1/1/2013	A+	2,555	2,660,700
IL St	5.00%	1/1/2013	A+	5,000	5,206,850
IL St 1st Ser (AGM)	5.50%	5/1/2016	AA+	7,000	7,494,060
IL St Ser A	5.00%	10/1/2017	A+	5,675	5,790,600
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%	1/1/2015	AA-	9,450	9,966,537
Kankakee Cnty IL Sch Dist No 111 (NPFGC)(FGIC)	3.75%	1/1/2013	A	2,200	2,258,938
King Cnty WA Ltd Tax Ser B	4.50%	1/1/2013	AAA	80	85,230
Los Angeles CA Unif Sch Dist Election 2005 Ser C (AMBAC)	5.00%	7/1/2012	Aa2	1,065	1,123,149
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,127,430
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%	12/1/2013	AA+	500	528,075
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%	7/1/2014	AA+	500	553,440
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2012	AA+	250	259,112
Metro Transn Auth NY Ser B (NPFGC)	5.50%	1/1/2013	AA-	75	80,762
MN St Hwy & Var Purp	5.00%	8/1/2014	AAA	1,200	1,353,084
MS Dev Bk Spl Oblig Jackson GTD ETM	5.00%	1/1/2012	Aa2	75	77,576
New York City NY Ser C	5.00%	8/1/2013	AA	2,050	2,237,739
New York City NY Ser K (AGM)	5.00%	8/1/2013	AA+	1,500	1,639,185

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
OH St Common Sch Ser C	5.00%		9/15/2014	AA+	$8,525	$9,541,180
OH St Infrastr Impt	5.35%		8/1/2014	AA+	1,000	1,127,070
OH St Mental Hlth Cap Facs Ser II-A (AMBAC)	5.00%		8/1/2012	AA	500	526,605
PA St 2nd Ser	5.00%		4/15/2013	Aa1	5,000	5,417,300
PA St 2nd Ser	5.00%		2/15/2015	Aa1	11,400	12,836,286
Portsmouth VA Nts Ser C	3.00%		7/15/2014	Aa2	10,000	10,373,300
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%		7/1/2014	A3	4,025	4,322,890
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (FGIC)	5.25%		8/1/2031	Baa1	7,500	7,600,800
RI St & Providence Plantation Cap Dev Ln Ser A	5.00%		7/15/2012	AA	475	501,310
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%		8/15/2014	AAA	1,000	1,123,040
Strafford Cnty NH Tax Antic Nts	6.50%		12/30/2011	NR	5,600	5,640,656
Territory of Guam Ser A	5.75%		11/15/2014	B+	3,300	3,409,824
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%		10/1/2014	BBB	2,750	2,956,387
Waterbury CT (AG)	4.00%		9/1/2013	AA+	1,700	1,799,620
Waterbury CT (AG)	4.00%		9/1/2014	AA+	1,700	1,806,743
WI St Ser 1 (AMBAC)	5.00%		5/1/2015	AA	20,510	23,110,053
Woonsocket RI	7.125%		6/15/2016	Ba1	4,000	3,993,080

Total						226,007,491

Health Care 13.77%
AL Hlthcare Auth For Baptist Ser A	6.00%		11/15/2036	A3	2,000	2,051,520
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2012	BB-	5,815	5,583,447
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2013	BB-	2,000	1,860,040
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%		9/1/2014	Aa3	9,440	10,354,642
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.30%	#	5/15/2038	Aa3	4,000	4,009,080
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%		1/1/2014	A+	2,000	2,147,440
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.30%		11/15/2012	Baa2	2,150	2,198,117
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%		3/1/2014	A	2,000	2,144,480
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%		7/1/2027	A	3,500	3,755,780

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%	8/15/2014	AA-		$1,205	$1,311,257
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2012	Baa2		1,095	1,117,918
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2013	Baa2		1,160	1,202,259
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2014	Baa2		1,220	1,272,716
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2012	BBB		1,200	1,222,392
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB		1,075	1,102,047
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+		13,150	13,992,389
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%	11/1/2029	A+		2,025	2,093,263
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB		1,060	1,086,532
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-		2,275	2,496,835
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+		2,000	2,163,560
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,000	5,315,000
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,500	6,012,105
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		4,900	5,045,040
CO Hlth Facs Auth Rev Total Longterm Care Natl Ser A	4.25%	11/15/2015	BBB-	(a)	1,440	1,406,362
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	4.00%	7/1/2012	A		1,240	1,282,086
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2013	A		1,915	2,048,820
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A		2,050	2,222,405
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A		1,980	2,157,844
Escambia Cnty FL Hlth Facs Auth Ascension Hlth Credit Ser A	5.25%	11/15/2014	Aa1		12,625	13,912,750
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2012	BBB-	(a)	2,640	2,665,212
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-	(a)	2,965	3,010,987

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-	(a)	$2,950	$2,973,777
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2013	AA		4,250	4,578,397
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,857,875
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,267,960
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR		1,195	1,160,166
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,102,640
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,149,028
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%	11/1/2030	AA		1,000	1,036,150
IL Fin Auth Rev Provena Hlth Ser A	5.00%	5/1/2012	BBB+		2,000	2,038,020
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+		2,000	2,075,520
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	5.00%	11/1/2014	A2		100	106,550
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%	2/15/2012	AA+		500	511,475
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA		3,650	3,834,799
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%	10/1/2027	Aa2		10,900	11,807,861
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-		3,680	3,792,130
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-		3,600	3,684,312
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-		2,855	2,884,064
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA		10,000	10,669,100
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%	12/1/2012	Aa2		2,000	2,126,560
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR		1,000	998,130
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR		4,700	4,721,855
KS St Dev Fin Auth Hosp Rev Adventist Hlth	4.00%	11/15/2012	AA-		1,000	1,042,740
Kuakini HI Hlth Sys Spl Purp Ser A	5.50%	7/1/2012	BBB-		1,115	1,131,781
LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+		3,000	3,199,050
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	5.20%	7/1/2012	NR		1,750	1,753,395

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB	$3,000	$2,993,880
Lexington Cnty SC Hlth Svcs Dist Inc	5.50%	5/1/2032	A+	400	452,632
MA Dev Fin Agy Ser B2	6.25%	6/1/2014	NR	2,800	2,796,556
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AA+	1,335	1,457,593
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2016	AA+	565	619,223
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,297,950
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,326,672
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,052,680
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	995	1,066,928
Newport Beach CA Rev Hoag Mem Hosp Presb Ser D	5.00%	12/1/2038	AA	3,000	3,189,690
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%	8/15/2015	AA-	4,670	5,167,822
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	Baa1	2,035	2,144,992
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2013	A+	1,000	1,055,150
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	400	427,388
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,332,040
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AA+	2,420	2,595,305
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB	1,685	1,692,599
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB	1,035	1,032,951
SD St Hlth & Edl Facs Auth Regl Hlth	5.00%	9/1/2014	A1	1,000	1,098,270
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,641,705
St. Paul MN Hsg & Redev Auth Gillette Children’s Specialty	3.00%	2/1/2012	A-	1,250	1,262,787
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2015	A3	3,215	3,349,387
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,161,640
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2012	AA-	1,000	1,023,350

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2013	AA-	$1,500	$1,555,830
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,352,390
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-2	5.40%	9/15/2014	NR	5,750	5,675,365
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	BBB+	5,000	5,143,150

Total					245,713,585

Housing 0.45%
CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%	8/1/2014	Aa1	3,220	3,161,042
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	4,957,600

Total					8,118,642

Lease Obligations 12.15%
Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%	9/1/2014	AA+	1,500	1,643,070
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2014	AA+	3,500	3,755,780
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2013	A2	3,945	4,216,061
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2014	A2	14,175	15,282,918
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2014	A	5,320	5,749,590
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2015	A	5,420	5,856,689
Decatur Twp IN Multi Sch Bldg Corp 1st Mtg ETM (FGIC)	4.00%	7/15/2013	AA+	1,670	1,793,129
Delaware Vly PA Regl Fin Auth	5.50%	7/1/2012	A+	8,000	8,347,680
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2012	AA-	1,250	1,318,925
Golden Empire CA Schs Fing Auth Kern High Sch Dist Pjs	4.00%	5/1/2012	NR	7,500	7,678,425
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%	12/1/2013	AA	1,700	1,841,321
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%	7/1/2016	Aa1	1,785	2,001,271
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%	1/1/2014	Aa2	4,205	4,578,236
Indianapolis IN Loc Pub Impt Bd Bk Ser A (AGM)	6.50%	1/1/2013	AA+	2,500	2,663,275

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%		10/1/2014	AA+	$5,500	$6,109,290
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%		10/1/2015	Aa2	6,085	6,759,948
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	3,109,843
LA Loc Govt Envr Facs & Cmnty Dev Auth LCTCS Facs Corp Pj Ser A	4.00%		10/1/2013	A+	1,500	1,569,870
Lee Cnty FL Sch Brd Ser A COP	4.00%		8/1/2013	Aa3	4,425	4,610,363
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%		12/1/2013	A+	4,055	4,241,125
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%		12/1/2014	A+	6,360	6,666,170
MA St Ser A	0.91%	#	2/1/2015	Aa1	2,500	2,499,975
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%		7/1/2014	AA+	3,000	3,280,800
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%		5/1/2013	A+	1,495	1,569,989
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%		5/1/2014	Aa2	4,050	4,387,527
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%		5/1/2013	AA-	1,650	1,748,241
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2014	Aa3	2,000	2,143,340
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2015	A+	75	80,582
Miami-Dade Cnty FL Spl Oblig Cap Asset Acq Ser A-1 (AMBAC)	5.00%		4/1/2013	Aa3	5,860	6,248,459
MN St 911 Rev Pub Safety Commn	5.00%		6/1/2013	AA+	2,465	2,670,310
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%		1/15/2014	AA+	3,000	3,272,550
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%		9/1/2029	AA+	5,000	5,343,600
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%		3/1/2014	Aa3	2,625	2,823,739
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%		9/1/2020	AA+	1,830	1,961,705
NJ Econ Dev Auth Sch Facs Constr Ser W ETM	5.00%		9/1/2012	Aa3	350	372,390
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%		9/1/2014	AA+	2,975	3,206,187
NJ St Equip Lease Purchase Ser A COP	5.00%		6/15/2012	Aa3	6,150	6,466,971
NJ St Equip Lease Purchase Ser A COP	5.00%		6/15/2015	Aa3	3,150	3,339,410
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%		12/15/2016	Aa3	1,225	1,352,425

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%		12/15/2014	AA+	$2,910	$3,230,769
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%		7/1/2014	AA-	1,425	1,524,109
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%		2/15/2014	AA-	7,075	7,695,195
NY St Dorm Auth Rev Ser B	5.25%		11/15/2023	AA-	10,000	10,468,300
OH St Bldg Auth Facs Adult Correction Ser C (NPFGC)	5.00%		10/1/2013	AA	425	461,639
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%		7/1/2036	A3	4,945	5,041,724
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%		7/1/2016	A3	4,145	4,440,000
Puerto Rico Pub Fin Corp Comwlth Approp Ser A	5.75%		8/1/2027	Baa1	7,500	7,630,875
Sacramento CA Unif Sch Dist Ser A Rmkt COP (AGM)	3.25%	#	3/1/2040	Aa3	3,570	3,570,000
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%		12/1/2014	AA+	1,000	1,092,700
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%		11/15/2014	AA	2,670	2,947,653
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%		12/1/2013	AA+	1,000	1,076,650
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%		1/15/2014	Aa2	2,705	2,937,657
Toledo OH City Svcs Spl Assmt Nts Spl Oblig	4.00%		12/1/2011	NR	5,315	5,355,660
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%		9/1/2014	AA+	3,270	3,532,450
Weber UT Muni Bldg Auth	4.00%		12/15/2013	AA-	1,770	1,871,456
WV St Sch Bldg Auth Cap Impt (NPFGC)	5.25%		1/1/2012	AAA	1,305	1,349,566

Total						216,787,582

Other Revenue 6.96%
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%		1/1/2015	Ba2	1,580	1,629,881
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%		6/15/2013	A1	5,000	5,320,350
Dallas TX Civic Ctr (AG)	5.00%		8/15/2014	AA+	300	326,556
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%		7/1/2015	AAA	3,200	3,560,640
FL St Brd of Ed Lottery Rev Ser B	5.00%		7/1/2014	AAA	5,000	5,496,100
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%		7/1/2013	AAA	2,615	2,815,100
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%		12/1/2013	A+	1,635	1,776,264

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%		7/1/2042	A	$15,000	$14,877,450
IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%		2/1/2014	Baa1	4,000	4,241,720
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1A Rmkt	1.60%		10/1/2037	A	4,000	3,974,880
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%		6/1/2043	Baa3	10,000	9,871,500
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%		12/1/2013	BBB	3,000	3,046,140
Miami-Dade Cnty FL Indl Dev Auth Wst Mgmt Inc Rmkt	1.25%	#	9/1/2027	BBB	3,000	2,997,780
Minneapolis MN Rev National Marrow Donor Pg	4.00%		8/1/2014	BBB	4,060	4,201,653
Minneapolis MN Rev National Marrow Donor Pg	4.00%		8/1/2015	BBB	4,535	4,647,014
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%		5/1/2013	BBB+	5,000	5,375,800
MS Business Fin Corp Wst Mgmt Inc Pj	1.75%	#	3/1/2029	BBB	1,000	999,830
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	Baa2	5,000	5,351,650
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%		12/1/2016	A+	75	85,485
NJ Econ Dev Auth Cigarette Tax (FGIC)	5.00%		6/15/2013	BBB	75	76,922
OH St Air Quality Dev Auth Envr Impt USX Pj	5.00%		11/1/2015	BBB+	1,000	1,011,920
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%		6/1/2033	Baa2	1,500	1,599,525
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%		12/1/2038	BBB	3,000	2,931,990
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%		12/1/2037	BBB	12,000	11,727,960
Pub Gas Partners Inc GA Ser A	5.00%		10/1/2014	A+	3,000	3,216,990
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%		12/1/2015	BBB	10,000	10,123,800
WA St Econ Dev Fin Auth Wst Mgmt Rmkt	1.75%	#	6/1/2020	BBB	3,000	2,992,470
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%		11/1/2040	A-	10,000	9,950,500

Total						124,227,870

Pre-Refunded 0.01%
Weslaco TX Hlth Facs Dev Corp Knapp Med Ctr Pj	6.25%		6/1/2032	NR	100	106,339

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 0.73%
Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%	12/1/2014	Aa3	$5,045	$5,374,994
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	5,665	6,164,596
PA Intergovtl Cooperation Auth Philadelphia Fdg Pg	5.00%	6/15/2012	AA	1,500	1,577,685

Total					13,117,275

Tax Revenue 3.54%
AL St Pub Sch & College Auth Cap Impt & Econ Dev (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	3,540	3,851,626
AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	Aa1	2,800	3,125,724
CA St Econ Recovery Ser A	5.25%	7/1/2013	Aa3	1,915	2,081,337
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	1,610	1,792,558
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	AAA	1,130	1,284,607
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	Aa3	3,870	4,308,819
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,084,397
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2013	AA-	10,050	10,670,185
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,100,280
IL St Sales Tax Rev	5.25%	6/15/2012	AAA	200	209,134
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	AAA	7,000	7,866,390
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,670,669
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C	4.00%	10/1/2012	A+	2,940	3,066,449
NY St Dorm Auth Rev St Pers Income Tax Ser A	5.00%	3/15/2014	AAA	250	275,185
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,792,790
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A1	3,775	4,068,355
Regl Transit Auth LA Sales Tax (AGM)	3.00%	12/1/2013	AA+	750	778,178
Tallahassee FL Blueprint 2000 Intergovtl Agy (NPFGC)	5.00%	10/1/2013	Aa2	2,100	2,249,037
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	BBB+	4,150	4,298,113
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,521,771

Total					63,095,604

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 0.79%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB	$5,500	$5,625,180
Railsplitter Tob Sttlmnt Auth	5.00%	6/1/2015	A	8,000	8,437,840

Total					14,063,020

Transportation 5.92%
Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%	1/1/2034	A-	2,725	2,911,308
Clark Cnty NV Arpt Rev Sys Jr Sub Lien Nts Ser E-2	5.00%	7/1/2012	A1	4,500	4,694,760
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,206,100
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+	3,750	3,590,925
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,664,400
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A2	2,455	2,715,770
Denver CO City & County Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,530,582
DuPage Cnty IL Transn Rev (AGM)	5.00%	1/1/2012	AA+	75	77,219
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	Baa1	3,450	3,554,604
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	Baa1	6,550	6,748,596
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2012	AA-	75	79,037
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	Aa2	1,000	1,110,400
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%	10/1/2040	A	3,750	3,720,637
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%	10/1/2040	A	3,500	3,448,900
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	82,162
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,115,460
Metro Transn Auth NY Ser B	5.00%	11/15/2023	A	4,600	4,894,078
Metro Transn Auth NY Ser B	5.00%	11/15/2027	A	6,000	6,484,260
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2015	Aa3	2,950	3,184,407
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	Aa3	5,000	5,472,900
North TX Twy Auth Rev Sys 1st Tier Ser H	5.00%	1/1/2042	A2	2,000	2,126,420

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
North TX Twy Auth Rev Sys 1st Tier Ser L-2	6.00%	1/1/2038	A2	$1,900	$2,052,665
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	Aa1	1,460	1,637,083
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	825	909,216
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A-	3,250	3,501,128
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AA+	5,000	5,434,400
SC Transn Infrastr Bk Ser B (AMBAC)	5.25%	10/1/2012	A1	3,465	3,685,270
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,184,160
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-2	4.25%	7/1/2012	A-	1,390	1,396,450
Tulsa OK Arpts Impt Tr Rev Amer Airlines Corp	7.35%	12/1/2011	B-	8,100	8,074,404
TX St Transn Commn 1st Tier	5.00%	4/1/2013	AAA	210	227,499
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	81,764

Total					105,596,964

Utilities 12.28%
Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AA+	1,875	2,055,113
AZ Salt River Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,770,244
Buncombe Cnty NC Metro Sewerage Dist Ser B	4.00%	7/1/2013	AA	2,850	3,020,516
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,325,842
CA Infrastr & Econ Dev Bk Pacific Gas & Elec Ser E	2.25%	11/1/2026	A3	4,000	4,021,560
Cent Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	Ba3	3,050	3,211,986
Chelan Cnty WA Pub Util Dist No 1 Sys Nts Sub Ser A	5.00%	7/1/2013	AA	1,000	1,079,060
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2013	AA+	2,500	2,689,050
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A1	2,225	2,392,387
Delaware Cnty PA Indl Dev Auth PECO Enrg Co Pj Ser A	4.00%	12/1/2012	A1	10,000	10,383,700
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aaa	180	196,893
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,337,700
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,675,104
GA Muni Elec Auth Pwr Rev Unref Bal 2005 Ser Y (AMBAC)	6.40%	1/1/2013	A+	50	52,858

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	Baa1	$5,000	$5,188,800
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	Baa1	2,100	2,229,087
IL Fin Auth Gas Supply Peoples Gas Lt & Coke	2.125%	3/1/2030	A1	12,750	12,315,990
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Ser B	2.625%	2/1/2033	A1	4,000	3,999,120
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%	2/1/2014	A+	1,000	1,074,190
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%	6/1/2014	AA-	3,535	3,762,371
Intermountain Pwr Agy UT Ser A	5.00%	7/1/2012	A+	3,015	3,170,363
Intermountain Pwr Agy UT Ser A	5.50%	7/1/2014	A+	3,900	4,225,884
Jacksonville FL Elec Sys Rev Ser C	5.00%	10/1/2013	Aa3	3,750	4,094,513
Jacksonville FL St. John’s River Pwr Pk Sys Issue 2-17th Ser	5.25%	10/1/2013	Aa2	50	51,111
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%	10/1/2014	Aa3	1,000	1,108,640
Long Island NY Pwr Auth Ser 2010A	5.00%	5/1/2014	A-	2,500	2,746,700
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%	7/1/2014	AA+	4,410	4,705,117
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2013	AA-	4,925	5,299,989
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA-	5,000	5,276,950
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA-	9,505	10,439,246
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%	5/1/2029	Baa2	2,500	2,579,075
MI Muni Bd Auth Rev Clean Wtr Rev Fd	5.50%	10/1/2013	AAA	340	377,162
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB	2,855	3,054,422
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-	1,000	1,093,160
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-	50	53,428
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-	5,000	5,475,200
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	A3	3,500	3,619,210
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa1	5,000	5,161,050
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1	4,000	4,026,200

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
PA Econ Dev Fing Auth Exelon Generation Ser A	5.00%	12/1/2042	A3	$2,500	$2,579,575
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	1,000	1,009,340
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	BBB+	3,000	3,215,760
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2013	A2	2,260	2,384,006
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,618,290
Riverside CA Swr Rev	4.00%	8/1/2013	AA	1,750	1,865,605
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A	10,000	10,418,700
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CC	4,120	3,811,824
Seattle WA Muni Lt & Pwr Rev	5.00%	4/1/2013	Aa2	1,000	1,081,470
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	Baa1	1,000	1,033,120
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	5,000	5,576,700
TN Enrg Acq Corp Ser A	5.00%	9/1/2012	Ba3	1,500	1,555,665
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	Ba3	3,615	3,780,639
TN Enrg Acq Corp Ser C	5.00%	2/1/2013	BBB	5,965	6,208,193
Truckee Meadows NV Wtr Auth	5.00%	7/1/2014	Aa2	10,420	11,453,872
Truckee Meadows NV Wtr Auth	5.00%	7/1/2015	Aa2	5,000	5,542,100
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-	8,850	9,126,208
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-	1,000	1,080,140
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A+	4,000	4,298,640
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-	2,000	2,103,820

Total					219,082,658

Total Municipal Bonds (cost $1,352,130,228)					1,361,591,947

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 21.57%

Variable Rate Demand Notes

Corporate-Backed 0.77%
Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.95%	4/7/2011	1/1/2014	NR		$1,480	$1,480,000
MS Business Fin Corp Grand Alliance LLC Pj	1.65%	4/7/2011	1/1/2033	BBB-		12,275	12,275,000

Total							13,755,000

Education 1.25%
Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.85%	4/7/2011	2/1/2029	Ba2		1,680	1,680,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	1.50%	4/7/2011	10/1/2028	BBB-	(a)	3,000	3,000,000
Cerro Gordo Cnty IA Private Newman Catholic Sch Sys Pj	2.75%	4/1/2011	5/1/2032	Baa3		4,250	4,250,000
Latrobe PA Indl Dev Auth Rev Greensburg Diocese	5.00%	4/7/2011	6/1/2033	Baa3		4,485	4,485,000
MA St Dev Fin Agy Meadowbrook Sch Issue	4.00%	4/7/2011	8/1/2030	Baa3		3,650	3,650,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	1.75%	4/7/2011	12/1/2020	Ba2		4,735	4,735,000
Wilmore KY Indl Bldg Rev Asbury Theological Pj	1.65%	4/7/2011	8/1/2031	Ba2		500	500,000

Total							22,300,000

General Obligation 1.00%
IL St Ser B	3.25%	4/6/2011	10/1/2033	A+		17,900	17,900,000

Health Care 6.80%
Albany-Dougherty Cnty GA Hosp Auth Ser B	1.50%	4/1/2011	9/1/2032	BBB-		22,890	22,890,000
Allegheny Cnty PA Indl Dev Auth Longwood Oakmont Ser A	4.90%	4/1/2011	7/1/2038	BB		1,500	1,500,000
CA Statewide Cmntys Dev Auth Elder Care Alliance	4.25%	4/6/2011	11/1/2030	BB		12,560	12,560,000
CA Statewide Cmntys Dev Auth The Painted Turtle	3.94%	4/7/2011	4/1/2033	Baa3		10,000	10,000,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	1.65%	4/7/2011	7/1/2034	Ba2		4,300	4,300,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
LA Pub Facs Auth Rev Blood Ctr Pj	1.85%	4/7/2011	10/1/2030	Ba2	$3,265	$3,265,000
Marion Cnty OH Hlthcare Fac Church Homes Inc Pj	4.50%	4/6/2011	9/1/2027	BB	16,265	16,265,000
NH St Business Fin Auth Cottage Hosp Issue	4.00%	4/7/2011	7/1/2035	Baa3	6,965	6,965,000
Oakbend Med Ctr TX Hosp Rev	1.52%	4/1/2011	12/1/2038	Ba2	17,535	17,535,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.41%	4/1/2011	7/1/2036	A3	12,100	12,100,000
WI St Hlth & Edl Facs Auth Oakwood Vlg	1.53%	4/7/2011	3/1/2035	A3	12,540	12,540,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	2.00%	4/6/2011	2/1/2022	A3	1,455	1,455,000

Total						121,375,000

Housing 0.19%
Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	1.85%	4/7/2011	7/1/2018	BBB	3,445	3,445,000

Lease Obligations 6.58%
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A	1.05%	4/1/2011	6/1/2032	Aa1	22,075	22,075,000
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD	0.90%	4/1/2011	6/1/2034	AA+	48,220	48,220,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	0.90%	4/1/2011	6/1/2034	AA+	47,100	47,100,000

Total						117,395,000

Other Revenue 3.12%
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	4.00%	4/1/2011	6/1/2038	Baa1	1,000	1,000,000
LA Pub Facs Auth Rev Cenikor Fndtn Pj	1.85%	4/7/2011	4/1/2021	Ba2	2,215	2,215,000
LA Pub Facs Auth Rev Spicy Girls Avery Island	1.65%	4/7/2011	2/1/2033	Ba2	7,235	7,235,000
MS Business Fin Corp Vy Svcs Inc Ser A	1.65%	4/7/2011	7/1/2023	Ba2	10,340	10,340,000
New York City NY Indl Dev Agy Amern Society Technion Pj	4.75%	4/6/2011	10/1/2033	Baa1	11,410	11,410,000
Orange Cnty FL Indl Dev Auth Catholic Charities Ctr	0.41%	4/1/2011	7/1/2037	BBB+	1,900	1,900,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2011

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
WA St Hsg Fin Commn Rev Bds Seattle Art Museum Pj	4.75%	4/6/2011	7/1/2033	Baa3	$11,450	$11,450,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	2.00%	4/7/2011	8/1/2026	BB+	9,950	9,950,000

Total						55,500,000

Transportation 0.43%
Sarasota-Manatee Arpt Auth FL	0.41%	4/1/2011	8/1/2014	BBB+	7,690	7,690,000

Utilities 1.43%
FL St Muni Pwr Agy Rev All Requirements Pwr Ser E	0.38%	4/1/2011	10/1/2030	Aa2	5,940	5,940,000
Franklin TN Pub Bldg Auth Loc Govt Pub Impt 101-A-1	0.70%	4/1/2011	6/1/2037	Aaa	19,550	19,550,000

Total						25,490,000

Total Short-Term Investments (cost $384,850,000)						384,850,000

Total Investments in Securities 97.88% (cost $1,736,980,228)						1,746,441,947

Other Assets in Excess of Liabilities 2.12%						37,849,047

Net Assets 100.00%						$1,784,290,994

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.53%

Corporate-Backed 3.35%
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		$1,500	$1,530,180
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,513,801
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	3,955,040
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,195,840
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA+		3,500	3,594,535
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	6,329,534
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		1,000	976,140
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,891,763
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		500	502,220
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(a)	750	770,880
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(a)	1,000	1,032,190
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(d)	6.20%	9/1/2020	NR		400	116,000
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,159,240
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		3,000	2,591,460
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	961,590
NH St Business Fin Auth Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	A3		1,000	1,011,990
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB		5,000	5,231,300
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		3,000	2,680,530
OH St Wtr Dev Auth Solid Wst Allied Wst NA Inc Pj Ser A AMT	5.15%	7/15/2015	BBB		250	257,027
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BBB-		4,940	4,921,080
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR		2,400	2,420,208
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB		2,500	2,710,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A	$500	$531,510
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	2,450	2,370,595
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB-	150	142,737
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	250	233,813
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT	7.75%	6/1/2035	Caa2	2,500	2,551,150
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,000	821,600
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,405,250
Wyandotte Cnty Kansas City KS Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR	2,000	1,821,940

Total					67,231,893

Education 7.06%
Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A	1,760	1,863,770
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+	250	266,050
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,205,567
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A (NPFGC)(FGIC)	5.00%	3/1/2013	A-	150	159,212
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	Aa3	610	633,448
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,615,346
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,184,405
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa3	500	560,935
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,022,856
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,005,580
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	1,012,630
Carrollton TX Fmrs Branch Indpt Sch Dist Sch Bldg PSF GTD	4.50%	2/15/2019	AAA	500	537,235
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-	5,110	4,606,256
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,088,660

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2019	A-	$500	$527,620
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	1,960,524
Dist of Columbia Univ Rev Georgetown Univ(e)	5.00%	4/1/2030	A-	5,000	5,248,600
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	1,942,546
IL Fin Auth Rev DePaul Univ	5.00%	10/1/2013	A-	1,225	1,299,063
IL Fin Auth Rev IL Inst Tech	6.50%	2/1/2023	Baa3	2,000	1,788,500
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2016	Baa3	2,500	2,267,000
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	1,000	782,430
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,574,950
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,437,550
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,300,157
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,830	2,642,088
MI Fin Auth St Aid Nts Detroit Sch Ser A-2	6.65%	3/20/2012	NR	4,500	4,519,710
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,252,315
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,132,813
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,086,620
Miami-Dade Cnty FL Sch Brd COP Ser B	5.00%	5/1/2032	A1	5,000	5,430,400
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	734,813
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	502,170
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	Aa3	1,890	2,109,675
NJ St Edl Facs Auth Higher Ed Cap Impt Fd Ser A (AGM)	5.00%	9/1/2019	AA+	4,270	4,390,798
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa1	5,595	6,190,476
NJ St Higher Ed Assist Auth Ser 1A	5.00%	12/1/2018	AA	3,310	3,486,092
NJ St Higher Ed Assist Auth Ser A	5.00%	6/1/2018	AA	3,055	3,208,392
NY St Dorm Auth Rev Non St Supp Debt Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	BBB	2,500	2,564,475
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech	5.00%	7/1/2018	A1	1,000	1,100,510

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	$3,065	$3,405,368
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,009,203
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	250	250,130
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa2	1,000	1,136,960
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa2	2,455	2,715,255
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	3,937,174
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	1,855	2,027,534
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	2,500	2,526,875
TX St Univ Sys Fing Rev	5.25%	3/15/2019	Aa2	5,000	5,623,700
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,636,542
Univ of CO Entrprse Sys Ser A	5.00%	6/1/2018	Aa2	1,250	1,424,550
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,100,250
Univ of North TX Rev Fing Sys	4.00%	4/15/2020	Aa2	4,680	4,900,381
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	Aa1	2,000	2,253,740
Univ of Toledo OH	5.00%	6/1/2017	A+	1,855	2,046,677
Univ of Toledo OH	5.00%	6/1/2018	A+	1,145	1,255,115
Univ of Toledo OH	5.00%	6/1/2019	A+	2,800	3,035,648
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,780,800
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AA+	3,980	4,244,312

Total					141,552,451

General Obligation 13.46%
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2022	Aa1	500	530,740
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	A2	875	964,924
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	A2	730	807,402
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,001,590
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,444,626
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,083,790
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,669,100
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,620,225

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	Aaa	$2,040	$2,190,389
CA St	5.00%	8/1/2018	A1	3,000	3,241,590
CA St (AGM)	5.00%	8/1/2016	AA+	2,000	2,201,840
CA St Var Purp	5.25%	10/1/2020	A1	10,000	10,869,700
CA St Var Purp	5.25%	3/1/2022	A1	6,320	6,726,376
Chandler AZ	4.00%	7/1/2020	AAA	3,375	3,510,439
Chicago IL Brd of Ed Ser F	5.00%	12/1/2017	Aa2	1,500	1,566,315
Chicago IL Pjs Ser A (AGM)	5.00%	1/1/2027	AA+	17,525	16,634,029
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	1,931,702
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA	7,595	8,397,260
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AA+	1,415	1,516,173
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,791,910
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,448,555
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	Aa3	1,775	1,938,389
Delaware Vly PA Regl Fin Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,407,559
Desert Sands CA Unif Sch Dist Election 2001	5.75%	8/1/2019	Aa2	675	782,237
Detroit MI Dist St Aid	5.00%	11/1/2018	AA-	3,320	3,559,604
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	3,729,215
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,113,170
Fontana CA Unif Sch Dist Ser A (AGM)	5.25%	8/1/2025	AA+	3,125	3,155,062
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aaa	500	542,040
Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%	2/1/2024	A+	3,285	3,242,558
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aaa	2,000	2,242,480
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,129,350
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A2	10,000	10,660,400
HI St Ser DR	5.00%	6/1/2018	Aa1	3,160	3,612,259
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,304,244
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,730,750
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	4,750,537
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,413,346
IL St Ser A	5.00%	10/1/2017	A+	5,000	5,101,850
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,294,095
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,766,882

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Jersey City NJ Pub Impt Ser A (NPFGC)	5.25%	9/1/2015	A1	$250	$269,588
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AA+	2,730	2,878,894
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2022	AA+	2,300	2,359,777
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2023	AA+	9,520	9,723,918
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,825,050
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	Aaa	4,125	4,731,210
LA St Ser A	5.00%	9/1/2022	Aa2	5,120	5,635,942
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AA+	1,125	1,219,916
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	3,776,675
Los Angeles CA Unif Sch Dist Ser A (NPFGC)	5.00%	7/1/2018	Aa2	500	537,325
MA St Ser C (AGM)	5.50%	12/1/2017	AA+	1,600	1,891,488
Maricopa Cnty AZ Sch Dist No 6 Washington Elem Sch Impt Pj of 2001 Ser B (AGM)	5.00%	7/1/2017	AA+	400	442,792
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	Aa2	2,400	2,592,600
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	3,859,469
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,582,390
Metro Govt Nashville & Davidson Cnty TN	5.00%	1/1/2018	Aa1	8,325	9,552,438
Metro Govt Nashville & Davidson Cnty TN	5.00%	5/15/2020	Aa1	5,225	5,752,255
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	Aa2	3,225	3,563,431
Mobile AL Ser B	5.00%	2/15/2018	Aa2	1,000	1,108,110
MS Dev Bk Spl Oblig Harrison Cnty Pj Ser D (AG)	5.00%	10/1/2020	AA+	1,495	1,605,047
MS Dev Bk Spl Oblig Jackson GTD	5.50%	1/1/2019	Aa2	1,120	1,233,142
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AA+	2,000	2,251,220
NC St Ser C	5.00%	5/1/2021	AAA	10,955	12,620,817
New York City NY Ser H-1	5.00%	3/1/2015	AA	1,665	1,853,062
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2020	AA+	475	511,751
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,375,747

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	$1,920	$2,001,087
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	770	802,519
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,283,331
Otsego MI Pub Sch Dist (AGM)	4.00%	5/1/2021	AA+	2,245	2,213,817
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AA+	1,315	1,428,708
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	554,990
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,872,945
Plainfield Vlg IL Ser A (NPFGC)	5.00%	12/15/2019	AA	1,940	2,077,527
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,532,938
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AA+	3,000	3,072,690
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	A3	2,705	2,844,524
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.00%	8/1/2021	Aa2	750	849,945
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%	8/1/2023	AA	2,825	2,858,165
Shelby Cnty TN	5.00%	4/1/2019	AA+	1,500	1,715,145
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,751,423
Territory of Guam Ser A	5.75%	11/15/2014	B+	1,645	1,699,746
Three Rivers MI Cmnty Schs (AGM)	5.00%	5/1/2017	AA+	500	553,955
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB	3,000	3,113,430
WA St Var Purp Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,236,940
Washoe Cnty NV Sch Dist Ser B (NPFGC)	5.00%	6/1/2014	AA	300	330,870
Williamson Cnty TX (NPFGC)	5.25%	2/15/2018	AAA	500	572,170
Woonsocket RI	7.125%	6/15/2016	Ba1	4,500	4,492,215
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA+	1,000	1,074,300
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA+	1,195	1,270,978
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,176,101

Total					269,759,215

Health Care 20.18%
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	1,708,320
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	3,000	2,436,090
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB-	3,250	2,619,370

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	$750	$822,667
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,034,680
Birmingham-Baptist AL Med Ctr Spl Care Fing Baptist Hlth Sys Inc Ser A	5.25%	11/15/2016	Baa2	2,605	2,698,572
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	5,200	4,241,588
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	2,029,880
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-	2,000	1,967,360
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,121,450
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-	2,000	2,123,340
CA Hlth Facs Fing Auth Stanford Hosp & Clinics Ser A	5.00%	11/15/2023	Aa3	3,000	3,026,130
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.00%	8/15/2019	AA-	2,000	2,098,780
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2020	AA-	1,150	1,232,455
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	Baa2	2,000	2,057,640
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	Baa2	2,245	2,254,968
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	215	212,117
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2019	A+	6,000	6,373,080
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB	1,600	1,650,336
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	4.80%	7/15/2017	NR	200	188,780
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.25%	1/15/2023	AA-	2,895	3,078,919
Charlotte-Mecklenburg Hosp Auth NC Carolinas Ser A	5.00%	1/15/2019	AA-	4,455	4,743,996
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR	1,500	1,506,345
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA	8,500	8,979,315
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2020	AA	1,925	2,019,306
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA	6,535	6,826,134

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB-		$550	$543,879
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	932,290
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA+		1,000	996,520
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(a)	3,085	2,894,686
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		1,000	1,008,905
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		5,465	5,211,151
Florence Cnty SC Hosp Rev McLeod Regl Med Ctr Ser A	5.00%	11/1/2018	A+		1,845	1,973,154
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(a)	3,535	3,528,778
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(a)	2,000	1,986,220
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	3,870,490
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser A	5.25%	12/1/2014	A+		1,415	1,529,997
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,102,640
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	A3		160	170,075
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		2,000	1,527,960
IA Fin Auth Hlth Facs Rev Ser A Rmkt (AG)	5.00%	8/15/2018	Aa3		2,070	2,184,554
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,199,532
IL Fin Auth Rev Edward Hosp Ser A Rmkt (AMBAC)	6.00%	2/1/2028	A+		1,400	1,399,860
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA		1,000	939,400
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+		1,000	1,023,250
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+		3,000	3,067,830
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+		4,000	4,141,160
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2		1,000	1,053,980
IL Fin Auth Rev Sedgebrook Inc Fac Ser A(d)	5.50%	11/15/2013	NR		185	2
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA+		2,000	2,171,700
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA+		2,000	2,163,940
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA		1,765	1,913,278

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3	$1,000	$1,047,430
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	875	813,365
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA+	4,350	4,765,425
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA+	4,400	4,786,408
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AA+	2,000	2,159,220
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.25%	1/1/2024	NR	1,000	937,320
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR	2,500	2,211,800
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A1	2,585	2,693,518
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+	3,275	3,180,123
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR	1,000	998,130
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,721,855
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,721,410
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	1,876,637
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,257,536
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB	7,500	7,107,000
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	4,967,650
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	4,905	5,130,385
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	5,746,636
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1	2,700	2,849,364
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1	2,640	2,766,086
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2019	A1	5,505	5,676,756
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	4.00%	8/1/2022	AA+	1,000	935,000
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	4.00%	8/1/2023	AA+	1,635	1,501,535

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2017	AA+	$2,630	$2,795,111
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2021	AA+	2,115	2,186,529
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	2,868,970
Miami Beach FL Hlth Facs Auth Mount Sanai Med Ctr	6.75%	11/15/2021	Ba1	3,000	3,038,880
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA+	4,500	4,754,835
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,728,087
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	1,902,519
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,053,240
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2016	A-	2,000	2,123,300
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2017	A-	2,500	2,619,025
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2018	A-	3,000	3,087,030
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,735,725
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR	2,900	2,653,674
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	3,475	3,726,208
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,602,150
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2015	Aa3	1,500	1,628,400
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	Aa3	2,000	2,182,000
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	6,590	6,799,760
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	2,045	1,896,206
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	10,000	8,839,000
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA+	5,455	5,838,268
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	1,957,120

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NY St Dorm Auth Rev Good Samaritan Hosp Med Ctr Ser A (NPFGC)	5.75%	7/1/2014	A3	$1,500	$1,511,295
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Baa3	1,000	1,001,270
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,090,480
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2016	BBB+	1,600	1,724,208
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2019	BBB+	2,000	2,075,040
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BBB+	2,000	2,030,220
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,022,240
OH St Higher Edl Fac Commn Hosp Cleveland Clinic Hlth Pj Ser A	5.00%	1/1/2015	Aa2	1,000	1,101,450
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,114,780
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,123,800
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	8,467,600
Palomar CA Pomerado Hlthcare COP	5.25%	11/1/2021	Baa3	5,000	4,559,300
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	2,000	1,999,980
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	20,000	19,698,200
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB	3,620	3,373,080
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	2,400	2,207,472
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A-	2,000	2,118,920
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,334,360
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,363,261
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,786,828
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	2,757,117

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.00%	9/1/2022	BBB+	$3,300	$3,071,343
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	2,325	2,281,406
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AA+	3,500	3,774,120
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-	1,000	960,210
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-	1,000	1,020,620
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	5,754,370
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,488,780
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,268,099
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	4,000	3,936,680
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	5,371,795
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1	1,170	1,119,199
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1	7,000	6,517,280
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	2,000	2,107,760
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,158,252
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2020	AA-	1,500	1,545,795
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA+	2,230	2,395,533
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	3,750	3,688,875
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,340	3,422,398
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	8,160	8,288,846
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	2,022,200
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,529,824

Total					404,637,761

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 0.67%
Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	$2,045	$2,175,716
Athens GA Hsg Auth Rev Univ GA East Campus ETM	4.00%	12/1/2019	Aa2	240	258,929
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018	BBB	1,000	977,830
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Lofts Pj Ser B	5.00%	1/1/2012	NR	1,835	1,817,788
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-	275	287,812
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	4,957,600
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,409,947
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,626,905

Total					13,512,527

Lease Obligations 7.48%
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	A3	2,335	2,380,649
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	AA+	4,500	4,858,335
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	A+	4,850	4,967,128
Broward Cnty FL Sch Brd COP (NPFGC)	5.00%	7/1/2021	Aa3	2,930	2,991,970
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,144,069
CA St Pub Wrks Brd Dept Hlth Svcs Richmond Lab Ser B (XLCA)	5.00%	11/1/2017	A2	315	330,315
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.25%	10/1/2019	A2	11,370	11,851,974
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.00%	3/1/2018	A2	7,490	7,886,970
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,039,150
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,574,019
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2020	Aa2	15,000	16,539,300
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	2,988,646
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,418,262
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	584,570
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,389,430

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	$5,000	$5,637,550
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,101,000
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	3,887,307
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.00%	2/1/2015	AA+	1,315	1,440,122
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA+	2,000	2,170,580
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%	3/1/2020	AA+	2,525	2,804,770
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%	5/1/2022	A1	13,050	13,226,697
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,115,330
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2018	AA+	400	438,036
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	Aa3	8,125	8,425,462
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	Aa3	1,425	1,500,326
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	A+	5,000	5,461,550
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,225,995
North Charleston SC Convtn Ctr COP	5.00%	10/1/2017	AA-	2,535	2,786,421
Northwest Allen IN Sch Bldg Corp First Mtg (AGM)	5.00%	7/15/2020	AA+	3,140	3,315,086
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AA+	2,775	3,089,269
NY St Urban Dev Corp Rev Svc Contract Ser A-2	5.00%	1/1/2022	AA-	3,705	3,947,603
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2013	A1	2,000	2,134,760
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	170	171,928
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	A3	5,000	5,378,600
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,252,176
WI St Rev Ser A	5.25%	5/1/2020	AA-	2,175	2,401,961

Total					149,857,316

Other Revenue 8.14%
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B	5,500	5,143,160
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B	1,500	1,402,680

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017	Ba2	$1,935	$1,957,214
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	821,292
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR	1,900	1,812,182
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018	BBB-	1,400	1,442,616
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-	2,715	2,770,250
CA St Pub Wrks Brd Dept Corrections & Rehab Ser F (NPFGC)(FGIC)	5.25%	11/1/2017	A2	250	268,195
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,171,630
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA+	3,800	4,042,592
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,293,920
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	6,724,097
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	BBB-	2,375	2,243,876
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser B	4.70%	9/1/2024	Baa2	6,000	5,662,860
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	Baa3	10,000	9,847,500
FL St Brd Ed Lottery Rev Ser E	5.00%	7/1/2020	AAA	7,645	8,181,373
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+	7,000	7,313,530
FL St Dept of Envr Protn FL Forever Ser B (NPFGC)	5.00%	7/1/2012	AA-	170	178,718
Garza Cnty TX Pub Fac Corp	5.25%	10/1/2017	BBB	1,000	985,430
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2019	BBB	1,600	1,540,176
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,755,680
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	BB-	3,600	3,571,884
International Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B	1,000	912,110
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-	6,605	6,645,489
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%	12/1/2038	BBB	3,500	3,614,695
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.00%	8/15/2026	BBB-	4,455	4,433,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Manatee Cnty FL Transn Rev (AMBAC)	5.00%		10/1/2019	Aa2	$2,030	$2,162,843
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%		9/1/2025	BB	1,500	1,401,000
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%		12/1/2016	NR	3,000	2,447,580
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%		12/1/2016	NR	1,000	815,860
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%		7/1/2018	NR	250	100,000
MI St (NPFGC)(IBC)	5.50%		12/1/2013	Aa2	100	109,741
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	2.724%	#	4/1/2014	Aa3	200	191,256
Minneapolis MN Rev National Marrow Donor Pg	4.875%		8/1/2025	BBB	5,000	4,706,850
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%		5/1/2019	BBB+	3,225	3,504,962
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%		5/1/2025	BBB+	2,000	2,176,820
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	Baa2	10,000	10,703,300
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%		8/1/2025	NR	5,000	4,923,950
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%		12/1/2018	A+	2,500	2,838,825
NJ Econ Dev Auth Cigarette Tax	5.625%		6/15/2019	BBB	3,000	2,981,280
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (NPFGC)	5.00%		6/15/2015	AA-	2,145	2,388,887
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%		6/1/2033	Baa2	3,000	3,199,050
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.30%		8/15/2017	BBB-	195	193,432
Pub Gas Partners Inc GA Ser A	5.00%		10/1/2019	A+	8,450	8,842,418
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%		12/1/2015	BBB	5,000	5,061,900
Seminole Indian Tribe FL Spl Oblig Ser A†	5.50%		10/1/2024	BBB-	2,400	2,156,664
VA St Hsg Dev Auth Ser A-5 AMT	4.70%		7/1/2017	AAA	2,315	2,439,107
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%		12/1/2012	NR	250	244,410
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%		1/1/2012	NR	1,545	1,543,810

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	$6,000	$6,341,580

Total					163,212,424

Special Tax 1.85%
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020	NR	3,000	3,035,580
FL St Vlg Cmnty Dev Dist No 9	5.75%	5/1/2021	NR	5,000	5,053,050
FL St Vlg Cmnty Dev Dist No 9	6.75%	5/1/2031	NR	3,000	3,030,330
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A	6,000	5,533,200
Goodyear AZ Pub Impt Corp Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	516,150
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	3,897,850
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	1,600	1,537,344
Mesquite NV Redev Agy Tax Alloc	7.00%	6/1/2019	A-	1,700	1,738,250
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	1,000	1,088,190
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	470	447,144
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-	1,210	1,170,094
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-	1,540	1,488,364
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-	1,675	1,665,034
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	6,815	6,273,753
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3	500	549,690

Total					37,024,023

Tax Revenue 4.17%
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1	3,500	3,980,445
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	200	222,678
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	635	682,584
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	390	419,225
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+	515	553,591
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	460	494,470
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AA+	3,000	3,356,430
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-	5,000	5,363,800
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2016	AA-	5,000	5,355,900
IL St Build IL	5.00%	6/15/2019	AAA	5,000	5,331,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
Martin Cnty TX Hosp Dist Ser A	7.00%	4/1/2031	BBB+	(a)	$3,250	$3,193,775
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,341,571
MI St Trunk Line (NPFGC)(FGIC)	5.00%	11/1/2012	AA+		350	373,604
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,090,340
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,456,152
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		5,000	5,750,150
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		5,325	4,934,890
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AG)	5.00%	10/1/2017	AA+		5,000	5,502,050
Oneida Tribe of Indians WI†	5.50%	2/1/2021	AA-		3,000	3,047,520
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,823,119
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A1		6,415	6,576,722
PA Intergovtl Cooperation Auth Philadelphia Fdg Pg	5.00%	6/15/2018	AA		1,600	1,810,048
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		2,825	2,966,081
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,895	4,188,021
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2018	AA+		1,000	1,105,590
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2019	AA+		1,000	1,096,260
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA		2,365	2,731,788
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,041,840
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	Baa3		2,500	2,695,700
Volusia Cnty FL Sales Tax Rev Sub Lien Sales Tax (AGM)	5.00%	10/1/2015	Aa3		1,000	1,088,230

Total						83,574,324

Tobacco 2.28%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	Baa3		20,995	16,008,688
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB		2,500	2,575,525
IL Railsplitter Tob Sttlmnt Auth	5.00%	6/1/2019	A		12,000	11,747,760

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	$3,220	$2,479,336
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	4,255	3,385,916
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		6,180	5,019,396
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-		1,000	1,046,430
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	A		3,480	3,483,480

Total						45,746,531

Transportation 9.89%
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		1,000	1,002,630
Atlanta GA Arpt Rev Ser C	5.50%	1/1/2021	A1		3,000	3,249,000
CA Foothill Eastern Transn Corridor Agy Conv Cap Apprec	5.80%	1/15/2020	BBB-		7,000	6,688,850
CA Foothill Eastern Transn Corridor Agy Conv Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	Baa1		3,495	3,339,647
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A1		500	532,215
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-		750	774,975
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-		1,000	1,026,130
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR		1,790	1,706,031
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA+		2,800	2,769,564
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3		250	270,658
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA+		3,905	3,970,643
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,300	3,474,570
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+		7,980	8,196,418
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	Baa1		10,900	6,885,421
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	Baa1		2,000	2,060,640
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-		10,000	11,072,600

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2020	AA-	$500	$535,820
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,058,268
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,303,537
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,047,770
Jacksonville FL Transn Rev (NPFGC)	5.00%	10/1/2016	Aa2	1,370	1,519,412
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,421,659
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,511,347
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,795,800
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,224,480
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	982,390
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,544,390
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,521,768
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	518,475
Metro WA DC Arpts Auth Ser A AMT	5.50%	10/1/2014	AA-	3,000	3,327,510
MI St Grant Antic Bds (AGM)	5.25%	9/15/2018	AA+	500	552,815
MI St Trunk Line (AGM)	5.25%	11/1/2016	AA+	3,000	3,406,530
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	1,690	1,838,196
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2021	AA-	2,175	2,335,602
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	AA	2,435	2,571,798
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	10,050	10,153,113
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	Aa3	3,000	3,114,900
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2017	Aa3	210	222,275
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	Aa3	1,000	1,061,640
North TX Twy Auth Rev Sys 1st Tier Ser A	5.00%	1/1/2012	A2	500	515,585
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,440,050
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	Aa1	4,500	5,052,600
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,153,630
PA St Tpk Commn Ser A(e)	5.00%	12/1/2022	Aa3	3,500	3,709,370
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA+	1,270	1,417,815
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	15,530,136
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA+	3,500	3,861,655

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA+	$2,500	$2,732,125
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	5,860,500
Port of Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	6,500	6,930,170
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	3,234,892
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	2,579,836
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	2,604,883
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	5,196,555
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AA+	6,495	7,109,362
RI St Econ Dev Corp Ser C (AG)	5.00%	7/1/2014	AA+	1,985	2,131,989
San Francisco CA City & Cnty Arpts Commn 2nd Ser A-4 AMT	6.50%	5/1/2019	A1	2,500	2,643,375
San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA	1,830	1,861,110
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA+	1,650	1,777,958
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A-	1,920	2,046,278
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,229,520

Total					198,208,881

Utilities 19.00%
Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,664,530
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,105,080
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CC	3,350	3,162,769
Brownsville TX Util Sys Rev CR (AGM)(AMBAC)	5.00%	9/1/2020	AA+	4,800	5,039,424
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	12,805	14,365,289
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,570,870
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,137,600
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,334,600
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AA+	1,000	1,132,540
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BBB-	8,000	7,756,720

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	$1,000	$1,059,670
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,853,825
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+	12,600	13,628,664
FL St Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A1	2,170	2,385,828
FL St Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A1	3,115	3,294,081
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	3,801,110
Fulton Cnty GA Wtr & Swr Rev (NPFGC)(FGIC)	5.00%	1/1/2018	AA-	3,000	3,161,340
GA St Envr Ln Acq Corp Loc GA Wtr Auth Ln	4.00%	3/15/2021	Aaa	7,500	7,451,175
Grand River Dam Auth OK Rev Ser A (BHAC)	5.00%	6/1/2016	AA+	1,000	1,122,770
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,448,450
HI St Ser DG (AMBAC)	5.00%	7/1/2015	Aa1	240	272,148
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	2,828,575
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,599,000
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,602,750
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	5,000	5,253,900
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	3,976,990
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AA+	3,140	3,409,506
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	A+	500	529,555
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser A (NPFGC)	5.50%	7/1/2019	A+	2,580	2,851,106
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser A (NPFGC)	5.50%	1/1/2020	A+	3,920	4,301,298
Intermountain Pwr Agy UT Ser A	5.25%	7/1/2020	A+	1,000	1,037,100
LA Pub Facs Auth Rev Enrg Gulf Sts Ser B	2.875%	11/1/2015	A3	2,500	2,481,425
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,500	3,394,055
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2018	AA+	3,975	4,356,560
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2019	AA+	8,615	9,359,078
Lansing MI Swr Disp Sys Rev (NPFGC)(FGIC)	5.00%	5/1/2014	Aa2	125	137,020
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A-	3,000	3,182,820
Los Angeles CA Solid Wst Ser A	5.00%	2/1/2020	AA	2,000	2,187,880
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2019	AA-	4,705	5,213,469
Lower CO River Auth TX Rev Ser A	5.00%	5/15/2020	A1	3,130	3,444,722
Lower CO River Auth TX Rev Ser B	5.00%	5/15/2020	A1	3,930	4,325,161

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%		12/1/2042	A-	$1,000	$1,035,170
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A	2,500	2,385,425
MD St Econ Dev Corp Potomac Rmkt	6.20%		9/1/2022	A	1,650	1,856,976
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Ser A (AGM)	5.25%		1/1/2019	AA+	500	573,070
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%		10/1/2018	AA+	3,000	3,428,100
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%		5/1/2022	BBB	5,250	5,133,082
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2014	A	1,145	1,238,306
Muni Elec Auth GA Ser B	5.00%		1/1/2020	A	6,190	6,704,079
NC Eastern Muni Pwr Agy Ser A	5.00%		1/1/2019	A-	2,245	2,405,360
NC Eastern Muni Pwr Agy Ser B	5.00%		1/1/2020	A-	1,000	1,049,630
NC Muni Pwr Agy No 1 Catawba Ser A	5.25%		1/1/2015	A	3,000	3,312,960
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%		1/1/2018	AA+	3,000	3,358,860
NJ Envr Infrastr Tr Ser A	5.00%		9/1/2016	AAA	2,515	2,905,278
Northern CA Gas Auth No 1	0.923%	#	7/1/2027	A	4,265	3,011,261
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%		7/1/2017	A1	1,000	1,106,980
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%		7/1/2018	A1	600	663,954
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%		5/1/2018	Aa2	500	551,225
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%		8/1/2032	Baa1	5,000	5,133,500
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	Baa2	3,250	3,351,628
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-	11,500	11,713,440
Onslow NC Wtr & Swr Auth Ser A (NPFGC)	5.00%		6/1/2019	A	500	536,285
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%		10/1/2023	A3	20,000	18,474,400
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%		1/1/2016	Baa3	2,225	2,228,516
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%		1/1/2018	Baa3	1,030	1,017,939
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%		8/1/2016	BBB+	1,000	1,065,710
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%		4/1/2013	Aa2	160	168,702
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%		6/15/2019	AA+	2,500	2,711,250
Phoenix AZ Civic Impt Corp Sr Lien	5.50%		7/1/2019	AAA	1,675	1,877,256

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Piedmont SC Muni Pwr Agy Ser A-2	5.00%	1/1/2022	A-	$4,750	$4,981,135
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,150	1,241,713
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2024	A-	7,920	8,134,553
Piedmont SC Muni Pwr Agy Ser A-3	5.25%	1/1/2019	A-	2,000	2,170,860
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	10,200	9,774,966
Pima Cnty AZ Swr Rev (AGM)	5.00%	7/1/2014	AA+	200	219,844
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	BBB+	525	524,029
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2015	A2	2,475	2,682,479
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,618,290
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	A3	2,000	2,093,760
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CC	1,620	1,498,824
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+	780	800,401
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+	620	636,216
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+	620	636,216
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1	1,000	1,147,770
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1	5,000	5,685,600
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3	5,000	5,429,800
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	Aa2	4,295	4,860,136
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA+	5,000	5,299,350
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	Ba3	5,000	4,939,650
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	Ba3	2,630	2,555,124
TN Enrg Acq Corp Ser C	5.00%	2/1/2017	BBB	5,000	5,055,000
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	BBB	1,055	1,047,109
Tuscon AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	Aa2	4,100	4,353,544
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A	4,685	4,576,074
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A	2,925	2,788,607
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	5.625%	12/15/2017	A	6,380	6,696,448
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000	2,110,940

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
TX Muni Pwr Agy Rev Sub Lien Transmission		4.00%	9/1/2018	A+	$2,675	$2,791,710
VA Res Auth Sub-Clean Wtr St Revolving Fd		5.00%	10/1/2017	AAA	2,000	2,313,340
VA Res Auth Sub-Clean Wtr St Revolving Fd		5.00%	10/1/2018	AAA	2,150	2,454,892
Vernon CA Elec Sys Rev Ser A		5.125%	8/1/2021	A-	20,000	20,045,600
Vernon CA Elec Sys Rev Ser A		5.50%	8/1/2015	A-	1,000	1,087,050
Western Generation Agy OR Wauna Cogeneration Pj B AMT		5.00%	1/1/2016	NR	1,510	1,467,720
WI Pub Pwr Inc Sys Ser A (AGM)		5.00%	7/1/2016	AA+	2,795	3,083,975
WV Econ Dev Auth Pollutn Ctrl Ser D		4.85%	5/1/2019	BBB	1,000	1,031,190
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)		5.00%	7/1/2015	A+	2,220	2,429,657
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)		5.00%	7/1/2024	A+	500	505,570

Total						380,987,937

Total Municipal Bonds (cost $1,952,381,412)						1,955,305,283

					Shares (000)
SHORT-TERM INVESTMENTS 1.77%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,728)					2	1,728

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 1.77%

Education 1.16%
Baltimore Cnty MD Econ Dev Garrison Forest Sch Inc Pj	0.41%	4/1/2011	10/1/2031	A3	$2,140	2,140,000
Cerro Gordo Cnty IA Private Newman Catholic Sch Sys Pj	2.75%	4/1/2011	5/1/2032	Baa3	1,500	1,500,000
CT St Hlth & Edl Facs Auth Kingswood Oxford Sch Ser B	5.00%	4/7/2011	7/1/2030	Baa3	5,000	5,000,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2011

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Madison Cnty VA Indl Dev Auth Woodberry Forest Sch	0.41%	4/1/2011	10/1/2037	A3	$2,100	$2,100,000
NH Hlth & Ed Facs Auth Colby Sawyer College	5.25%	4/7/2011	9/1/2036	Baa3	12,450	12,450,000

Total						23,190,000

Health Care 0.26%
Allegheny Cnty PA Indl Dev Auth Longwood Oakmont Ser A	4.90%	4/1/2011	7/1/2038	BB	2,415	2,415,000
St. Joseph Cnty IN Econ Dev Brothers of Holy Cross Pj	4.03%	4/6/2011	9/1/2017	BB	2,810	2,810,000

Total						5,225,000

Lease Obligations 0.25%
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A	1.05%	4/1/2011	6/1/2032	Aa1	925	925,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	0.90%	4/1/2011	6/1/2034	AA+	4,125	4,125,000

Total						5,050,000

Other Revenue 0.10%
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	4.00%	4/1/2011	6/1/2038	Baa1	2,000	2,000,000

Total Variable Rate Demand Notes (cost $35,465,000)						35,465,000

Total Short-Term Investments (cost $35,466,728)						35,466,728

Total Investments in Securities 99.30% (cost $1,987,848,140)						1,990,772,011

Cash and Other Assets in Excess of Liabilities(f) 0.70%						14,057,049

Net Assets 100.00%						$2,004,829,060

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2011	273	Short	$(32,811,188)	$(318,939)
Ultra Long U.S. Treasury Bond	June 2011	26	Short	(3,212,625)	(63,806)

Total				$(36,023,813)	$(382,745)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

AMT FREE MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 91.57%

Corporate-Backed 3.53%
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$375	$309,656
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2031	A+	110	96,273
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	100	97,614
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	250	253,683
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	100	96,159
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	AA+	250	278,660
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	100	96,759

Total					1,228,804

Education 9.48%
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB+	155	151,094
CA Edl Facs Auth Claremont McKenna College	5.00%	1/1/2032	Aa2	225	220,712
CA Edl Facs Auth Rev Occidental College Ser A (NPFGC)	5.00%	10/1/2033	Aa3	150	144,509
CA Edl Facs Auth Rev Santa Clara Univ	4.75%	2/1/2032	Aa3	100	92,187
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3	265	269,918
Carrollton GA Payroll Dev Auth Antic Ctfs Althletic Pj	6.25%	6/15/2034	A1	175	185,680
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	100	91,029
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	100	78,243
IL Univ Aux Sys Facs Ser A (AMBAC)	5.00%	4/1/2030	Aa2	100	93,929
LA St Univ & Agric & Mech College Aux Ser A	5.00%	7/1/2032	A1	300	287,478
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	153,044
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	250	243,352
McAllister Academic Vlg LLC AZ St Univ Hassayampa	5.25%	7/1/2030	AA-	105	105,494
NY St Dorm Auth Rev Non St Supp Debt Cornell Univ Ser C Rmkt	5.00%	7/1/2030	Aa1	200	206,408
NY St Dorm Auth Rev Non St Supp Debt The New Sch (AGM)	5.00%	7/1/2020	AA+	115	123,619

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
OH St Univ Gen Rcpts Ser A	5.00%	12/1/2028	Aa1	$415	$428,288
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	100	86,856
Syracuse NY Indl Dev Agy Syracuse City Sch Dist	5.00%	5/1/2027	AA-	250	251,762
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+	100	88,880

Total					3,302,482

General Obligation 8.90%
Alameda Cnty CA Oakland Unif Sch Dist (NPFGC)(FGIC)	5.00%	8/1/2026	A2	125	111,835
Atlantic City NJ Brd Ed (AGM)	6.00%	4/1/2034	AA+	550	580,871
CA St Var Purp	5.00%	4/1/2025	A1	100	100,998
CA St Var Purp	6.50%	4/1/2033	A1	200	216,142
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	200	179,192
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	237,585
Clark Cnty NV Impt Dist Spl Loc Impt Dist No 112	5.00%	8/1/2034	AA+	150	134,936
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	225	234,063
IL St 1st Ser (NPFGC)(FGIC)	5.125%	2/1/2027	A+	100	95,352
Los Rios CA Cmnty College Dist Election 2002 Ser D	5.00%	8/1/2029	AA-	100	99,164
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	277,247
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2032	A3	400	368,028
Puerto Rico Pub Bldgs Auth Govt Facs Ser P GTD	6.25%	7/1/2026	A3	290	305,205
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	150	159,665

Total					3,100,283

Health Care 20.72%
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	250	182,090
Allegheny Cnty PA Hosp Dev Auth Catholic Hlth East Issue	5.375%	11/15/2022	A1	100	100,907
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	BB-	100	68,307
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.50%	1/1/2038	A+	105	99,780

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		$100	$79,632
Butler Cnty OH Hosp Facs Rev UC Hlth	5.50%	11/1/2040	BBB+		100	82,758
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2034	A2		120	105,346
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	11/15/2034	A2		160	140,392
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		250	252,533
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser C	5.625%	7/1/2035	A		105	100,899
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser E	5.50%	7/1/2031	A		120	114,632
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB		100	77,942
CO Hlth Facs Auth Rev Catholic Hlth Initiatives Ser D	6.125%	10/1/2028	AA		130	138,042
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3		250	255,182
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2021	NR		140	131,834
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		150	136,506
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	130	134,904
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(a)	100	83,139
DeKalb GA Private Hosp Auth Chilldren’s Hlthcare	5.00%	11/15/2029	AA		500	488,720
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		350	269,167
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		100	69,771
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A2		105	92,885
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.25%	7/1/2040	BB+		100	88,021
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc	5.25%	10/1/2036	A-		100	87,190
Lucas Cnty OH Hosp Rev Promedica Hlthcare Ser A	5.75%	11/15/2031	AA-		300	298,188
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2035	NR		380	286,691

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A1	$500	$526,150
MD St Hlth & Higher Edl Facs Auth Mercy Med Cntr	6.25%	7/1/2031	BBB	250	247,425
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2	100	97,593
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A1	105	108,347
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR	350	294,675
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	250	250,340
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	250	177,330
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+	250	243,563
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2041	Baa3	100	84,813
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	55	41,231
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	150	144,156
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3	500	460,130
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	250	245,925
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	BBB+	350	330,792

Total					7,217,928

Housing 0.71%
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	250	247,880

Lease Obligations 6.42%
CA St Pub Wrks Brd Dept Gen Svcs Ser A	5.00%	4/1/2030	A2	130	116,223
CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2	100	90,619
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.75%	3/1/2030	A2	200	196,150
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA+	150	139,557
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-	475	462,840
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Ser A	5.00%	5/1/2031	AA-	100	100,194

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1		$250	$247,205
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2022	Aa3		400	400,600
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A2		250	228,582
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+		275	253,894

Total						2,235,864

Other Revenue 6.41%
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		200	186,116
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		250	201,185
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1		250	214,135
Dist of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3		125	127,321
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	80	57,434
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-		150	149,625
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		250	248,652
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%	12/1/2040	BB		150	151,251
Maury Cnty TN Indl Dev Brd Saturn Corp Pj	6.50%	9/1/2024	NR		125	121,725
Mcintosh AL Indl Dev Brd Ser C	5.375%	6/1/2028	A		100	97,640
MD St Econ Dev Corp Sr Lien Chesapeake Bay Ser A	5.00%	12/1/2031	NR		100	64,206
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		150	147,719
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		500	381,800
WA DC Convtn & Sports Auth Sr Lien Convtn Ctr	4.50%	10/1/2030	A1		100	85,167

Total						2,233,976

Pre-Refunded 0.59%
IL St Toll Hwy Auth Sr Priority Ser A-1 (AGM)	5.00%	1/1/2018	AA+		200	207,918

Special Tax 0.98%
Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-		100	93,272
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1		200	139,810

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2037	Ba1		$165	$108,311

Total						341,393

Tax Revenue 2.22%
Dist of Columbia Deeds Tax Ser B	5.00%	6/1/2023	A1		110	109,104
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2022	AA		130	135,186
Martin Cnty TX Hosp Dist Ltd Ser A	7.25%	4/1/2036	BBB+	(a)	250	245,362
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB		100	89,956
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+		200	193,388

Total						772,996

Tobacco 3.74%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	Baa3		350	241,290
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	Baa3		250	181,022
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	Baa3		100	73,197
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	Baa3		100	66,868
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB		100	66,413
IL Railsplitter Tob Sttlmnt Auth	6.00%	6/1/2028	A-		250	243,455
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB		100	67,541
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	Baa3		400	244,992
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	Baa3		100	60,440
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3		100	58,049

Total						1,303,267

Transportation 18.71%
Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1		500	504,570
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1		250	249,388
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+		200	186,246
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-		500	397,775
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A1		100	92,472
Chicago IL O’Hare Intl Arpt 3rd Lien Ser F	5.00%	1/1/2035	A1		110	96,595
Chicago IL O’Hare Intl Arpt Amer Airlines	5.50%	12/1/2030	Caa2		100	72,541

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+	$250	$239,395
HI St Arpts Sys Rev Ser A	5.25%	7/1/2020	A2	100	108,684
Long Beach CA Arpt Sr Rev Ser B	5.00%	6/1/2040	A2	150	130,058
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2040	AA-	200	176,846
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR	250	234,420
MA St Dept of Transn Ser B	5.00%	1/1/2032	A	180	171,715
MA St Dept of Transn Ser B	5.00%	1/1/2037	A	150	137,081
Metro Transn Auth NY Ser B	4.75%	11/15/2031	A	245	222,413
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	538,865
Metro Transn Auth NY Ser B (NPFGC)(IBC)	4.75%	11/15/2031	A2	130	118,015
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	136,574
Metro WA DC Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	402,400
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	12/15/2031	Aa3	250	258,127
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	Aa3	100	105,966
PA St Tpk Commn Sub Ser B-1	5.50%	6/1/2033	A-	135	135,622
Port Auth NY & NJ Cons 161st	5.00%	10/15/2031	Aa2	500	506,575
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	158,339
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA+	100	106,018
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	250	250,250
San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA+	495	502,281
San Francisco CA City & Cnty Arpts Commn Ser E	5.25%	5/1/2032	A1	185	177,926
TX Private Activity Bd Surface Transn Corp Sr Lien Infrastr	7.00%	6/30/2040	Baa3	100	101,889

Total					6,519,046

Utilities 9.16%
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	500	524,895
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	329,088
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA+	100	101,001
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	154,791
FL St Muni Pwr Agy Rev All Requirements Pwr Ser A	5.25%	10/1/2019	A1	150	162,150

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

AMT FREE MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	$150	$149,999
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co (AMBAC)	5.00%	2/1/2033	A1	190	181,482
JEA FL Wtr & Swr Sys Rev Ser E	4.50%	10/1/2039	Aa2	100	88,356
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	200	193,946
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	250	244,432
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	200	191,276
Palm Beach Cnty FL Solid Wst Auth Impt	5.25%	10/1/2021	AA	100	107,432
Pub Auth for CO Enrg	6.50%	11/15/2038	A	150	149,510
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2020	A	100	101,964
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A	500	509,985

Total					3,190,307

Total Municipal Bonds 91.57% (cost $32,245,500)					31,902,144

Cash and Other Assets in Excess of Liabilities(f) 8.43%					2,935,983

Net Assets 100.00%					$34,838,127

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2011	12	Short	$(1,442,250)	$1,151

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 105.00%

Corporate-Backed 4.65%
Albany-Dougherty GA Payroll Dev Auth Procter & Gamble Paper Prods AMT	5.20%	5/15/2028	AA-		$1,035	$997,460
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		2,500	2,550,300
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		1,500	1,589,955
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		5,000	5,144,550
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(a)	880	754,257
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		6,800	4,505,136
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		1,100	884,048
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%	3/1/2026	Ba3		1,000	915,460
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	438,905
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB		1,500	1,470,075
HI St Dept Transn Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B		940	905,540
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	385,733
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	500,000
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		1,000	976,140
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-		11,000	11,162,030
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		1,505	1,511,682
MO St Dev Fin Brd Solid Wst Disp Procter & Gamble Paper Prods AMT	5.20%	3/15/2029	AA-		1,150	1,139,374
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A		1,500	1,536,105
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-		230	180,939
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		1,745	1,507,366
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		2,200	2,115,498
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		1,480	1,275,390

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	$2,325	$2,349,087
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	1,215	955,318
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+	2,000	2,147,200
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	400	402,512
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	2,500	2,182,450
Savannah GA Econ Dev Auth Recovery Zone Fac Ser A	6.25%	11/1/2033	Baa3	1,000	1,010,500
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	2,500	2,526,250
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB-	1,000	951,580
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	802,060
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	500	467,625
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	10,250	8,421,400
Warren Cnty MS Gulf Opportunity Zone Intl Paper Co A	4.80%	8/1/2030	BBB	2,250	1,997,595
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,405,250
Wyandotte Cnty Kansas City KS Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR	2,500	2,277,425

Total					73,342,195

Education 10.74%
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,501,289
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2	1,000	952,630
Allegheny Cnty PA Higher Ed Bldg Auth Robert Morris Univ Ser A	5.50%	10/15/2030	Baa3	1,000	941,820
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB+	5,750	5,605,100
Athens GA Hsg Auth Student Hsg (AMBAC)	5.00%	12/1/2027	Aa2	1,785	1,786,285
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precint LLC	5.00%	6/15/2031	Aa2	2,500	2,526,900

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	$2,000	$2,065,000
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	Aa3	3,080	2,964,993
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	Aa3	2,000	2,016,760
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,460,175
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3	2,465	2,564,068
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	988,100
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,013,950
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2	1,175	1,175,599
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-	2,000	1,802,840
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-	1,000	877,570
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa2	775	788,493
CT St Higher Ed Supplement Ln Auth Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa2	1,755	1,664,109
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	NR	100	92,982
CT St Hlth & Edl Facs Auth Fairfield Univ Ser M	5.00%	7/1/2026	A-	425	425,735
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	1,964,640
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-	3,000	2,974,530
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A-	1,000	980,320
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	NR	465	416,705
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	NR	700	601,419
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AA+	4,050	3,983,560
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AA+	1,500	1,475,392

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AA+	$4,610	$4,534,373
CT St Hlth & Edl Facs Auth Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1	1,000	884,810
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-	2,900	2,570,589
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA+	2,000	2,160,100
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+	1,000	957,040
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2027	A+	1,000	1,018,220
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	910,290
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA	2,075	2,331,698
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+	1,000	1,056,320
GA Private Colleges & Univs Auth Ser B	5.00%	9/1/2032	AA	2,250	2,279,160
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1	1,340	1,370,297
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-	1,840	1,368,077
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+	1,150	1,238,228
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-	7,350	6,298,215
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-	1,000	967,450
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	4,000	3,342,560
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR	1,000	960,600
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-	1,070	801,141
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3	1,000	885,950
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	1,900	1,486,617
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,574,950
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1	4,300	4,496,166
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	739,395
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,240,838
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB+	1,500	1,211,730
Lincoln Univ MO Aux Sys (AG)	5.00%	6/1/2027	AA+	500	513,825

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	$7,750	$7,543,927
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3	2,500	2,406,150
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB	5,000	4,362,500
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,651,250
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	2,000	1,818,280
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,365	2,248,926
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,080	2,936,688
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,447,573
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-	2,000	1,911,160
Montgomery Cnty PA Higher Ed & Hlth Auth Arcadia Univ	5.25%	4/1/2030	BBB+	1,530	1,422,257
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB	1,975	1,907,692
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR	1,000	856,640
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	5,000	5,381,500
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,009,203
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+	1,580	1,539,678
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	959,790
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%	7/1/2030	BBB-	1,000	956,380
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR	1,000	913,020
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,316,473
PA St Higher Edl Facs Auth Trustees Univ	4.00%	9/1/2033	AA+	1,000	880,270
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR	1,000	1,002,350
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR	295	263,541

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR	$295	$249,968
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR	295	237,260
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A	1,000	1,005,700
PA St Univ Ser A	5.00%	8/15/2029	Aa1	1,000	1,027,400
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,142,908
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3	1,000	933,660
Philadelphia PA Auth Indl Dev Mast Charter Sch	6.00%	8/1/2035	BBB+	510	483,154
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2040	BBB-	1,200	1,042,212
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	2,475	2,149,686
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-	405	309,019
Snyder Cnty PA Higher Ed Auth Susquehanna Univ Pj	5.00%	1/1/2029	A2	1,300	1,303,029
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2021	AA	1,000	1,101,540
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	1,856,173
Univ of HI Rev Ser A (NPFGC)	4.125%	10/1/2026	Aa2	1,670	1,582,809
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AA+	1,500	1,578,660
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	1,000	862,980
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	Aa3	2,880	1,506,816
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	Aa3	800	370,072

Total					169,287,897

General Obligation 11.25%
Atlanta GA (AG)	5.25%	12/1/2023	AA+	1,265	1,360,482
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR	1,950	1,704,008
CA St (AMBAC)	4.50%	8/1/2028	A1	5,000	4,439,900
CA St (CIFG)	4.50%	8/1/2028	A1	5,000	4,439,900
CA St Var Purp	6.50%	4/1/2033	A1	13,400	14,481,514
Chicago IL Ser A	5.00%	12/1/2019	Aa3	5,000	5,098,250
Chicago IL Ser A	5.25%	1/1/2027	Aa3	5,000	4,751,700
Clark Cnty NV Impt Dist Spl Loc Impt Dist No 112	5.00%	8/1/2034	AA+	2,750	2,473,817

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
CT St Ser B	4.75%	5/1/2024	AA	$2,000	$2,093,440
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,626,550
CT St Ser B (AMBAC)	5.25%	6/1/2019	AA	1,370	1,590,406
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,500	1,815,510
Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	Aaa	1,000	1,041,740
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aaa	4,505	1,328,705
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA	4,000	4,187,220
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA	5,000	5,234,025
Hartford CT Ser A (AG)	5.00%	8/15/2028	AA+	1,740	1,792,635
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A1	1,470	1,540,825
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A1	1,000	1,035,170
HI Cnty HI Build America Bds Recovery Z Ser A	5.00%	3/1/2030	Aa2	500	519,270
HI Cnty HI Ser A	5.00%	7/15/2020	Aa2	1,150	1,270,026
HI St Ser DK	5.00%	5/1/2025	Aa1	3,500	3,707,025
HI St Ser DK	5.00%	5/1/2026	Aa1	2,500	2,643,125
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	Aa1	1,000	1,055,200
Honolulu HI City & Cnty Ser A	5.25%	4/1/2031	Aa1	5,000	5,174,650
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AA+	3,295	3,403,438
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	2,500	542,825
LA St Ser A	5.00%	11/15/2021	Aa2	10,000	11,087,100
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	Aa1	1,500	1,443,300
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	Aa1	2,000	2,002,280
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AA+	7,000	6,935,670
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,453,068
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR	1,000	778,820
New Haven CT Ser A (AG)	4.75%	3/1/2028	AA+	1,145	1,149,637
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,448,450
New York City NY Ser E	5.00%	8/1/2021	AA	3,375	3,676,421

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
New York City NY Ser E	5.00%	8/1/2023	AA	$4,000	$4,292,400
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,543,300
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,930	4,509,172
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,190	3,059,957
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,980	2,061,701
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	2,870	2,988,426
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,150	1,197,453
PA Centennial Sch Dist Bucks Cnty Ser B (AGM)	5.25%	12/15/2027	AA+	1,180	1,267,898
Philadelphia PA Ser A (AG)	5.25%	8/1/2022	AA+	1,000	1,038,150
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA+	2,500	2,532,950
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA	1,910	1,788,916
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA	2,145	2,039,532
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA	2,395	2,265,448
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,094,910
Puerto Rico Comwlth Cap Apprec Pub Impt	Zero Coupon	7/1/2018	A3	2,035	1,385,733
Puerto Rico Comwlth Pub Impt Ser A (NPFGC)(IBC)	5.50%	7/1/2029	A3	1,000	938,640
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%	7/1/2031	A3	665	612,618
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	A3	30	27,269
Reading PA (AGM)	5.00%	11/1/2029	Aa3	1,500	1,498,140
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2030	AA+	1,140	1,160,474
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2031	AA+	1,195	1,215,590
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2032	AA+	1,255	1,275,469
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2033	AA+	1,320	1,340,328

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2		$1,950	$2,075,639
San Francisco CA Cmnty College Dist Ser B (AGM)	5.00%	6/15/2031	AA+		1,735	1,689,682
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec ETM (NPFGC)	Zero Coupon	3/1/2018	NR		65	53,353
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Unref Bal Cap Apprec (NPFGC)	Zero Coupon	3/1/2018	Aa1		2,015	1,587,840
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A		5,000	5,004,750
Territory of Guam Ser A	7.00%	11/15/2039	B+		2,240	2,315,734
West Mifflin PA Area Sch Dist (AGM)	5.375%	4/1/2028	AA+		1,500	1,565,220
WI St Rev Ser A	5.00%	5/1/2019	AA-		1,500	1,650,345

Total						177,403,139

Health Care 17.38%
Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-	(a)	1,000	906,910
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		2,500	1,877,150
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR		3,250	2,367,170
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB-		3,000	2,417,880
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB-		6,000	4,208,880
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Ba2		500	384,170
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,405,900
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR		1,130	1,182,104
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	915,692
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,127,789
Boone Cnty MO Boone Hosp Ctr Rev	5.75%	8/1/2028	A3		1,500	1,509,645
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-		1,000	1,071,240
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		4,050	3,225,096
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		1,500	1,626,495

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		$3,600	$3,900,852
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,195,120
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		4,750	4,798,117
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,570,140
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	884,230
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		2,250	1,804,703
Cape Girardeau Cnty MO Indl Dev Auth Unref Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+	(a)	260	243,963
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AA+		10,000	9,213,600
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		1,010	887,750
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		1,000	974,430
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR		880	810,876
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%	8/15/2027	NR		1,380	1,149,485
CT St Hlth & Edl Facs Auth Bridgeport Hosp Ser A (NPFGC)	6.625%	7/1/2018	Baa1		1,250	1,254,538
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-		1,345	1,125,644
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	Aa3		1,715	1,731,378
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	1,003,240
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(a)	500	415,695
DeKalb Cnty GA Hosp Auth Rev DeKalb Med Ctr Inc Pj	6.00%	9/1/2030	BBB	(a)	1,000	933,770
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,786,020
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		4,500	3,704,490
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-		1,000	970,940

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		$3,155	$2,426,353
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,044,525
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,427,645
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	2,890,770
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR		1,500	1,032,885
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%	2/15/2030	A-		2,000	1,781,980
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	4,923,709
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,213,930
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		2,700	2,054,403
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	A3		955	1,015,136
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		4,500	3,729,420
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2		1,500	1,293,960
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		1,420	1,288,437
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,525	1,165,070
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,438,220
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,222,605
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	975,956
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,432,770
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	1,500	1,441,515
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR		844	8
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR		1,265	13
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,261,450
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AA+		5,000	5,151,575
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		2,500	2,282,450
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,282,306

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.25%	7/1/2040	BB+	$2,000	$1,760,420
Kerrville TX Hlth Facs Dev Corp Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	4,000	3,276,840
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR	1,000	1,031,520
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR	3,820	3,856,290
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BBB-	1,000	995,110
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	Baa1	3,690	1,512,752
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2	3,500	3,282,615
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A	1,000	952,960
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AA+	1,000	1,006,560
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR	1,500	1,217,160
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	1,500	1,148,850
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-	10,000	8,799,200
Lucas Cnty OH Hosp Rev Promedica Hlthcare Ser A	5.75%	11/15/2031	AA-	3,700	3,677,652
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	3,000	2,980,590
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625%	8/1/2029	AA	5,500	4,907,925
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2032	AA	1,500	1,338,525
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2035	AA	3,000	2,677,050
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR	4,050	3,162,726
MD St Hlth & Higher Edl Facs Auth Mercy Med Cntr	6.25%	7/1/2031	BBB	11,190	11,074,743
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR	1,300	971,087
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA	4,000	4,001,360

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MO St Hlth & Edl Facs Auth Children’s Mercy Hosp	5.25%	5/15/2029	A+		$1,000	$953,860
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	3,254,371
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		2,000	1,919,740
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser B	4.75%	6/1/2034	AA-		2,370	2,107,688
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AA+		1,850	1,901,967
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		2,675	2,184,619
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		2,150	2,152,730
NC Med Care Commn First Mtg UTD Methodist C	5.50%	10/1/2032	NR		1,500	1,278,375
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		2,400	2,403,264
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2030	Aa3		5,535	5,236,442
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,440	1,146,110
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	709,320
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		5,500	5,301,505
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	A3		1,250	1,194,088
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+		1,985	1,933,886
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		3,250	3,065,497
PA Econ Dev Fing Auth Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	Baa1		1,000	1,024,510
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2030	Baa3		3,500	3,123,015
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2041	Baa3		3,500	2,968,455
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB		1,000	779,530
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB		1,000	856,740

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A-	$1,000	$1,003,160
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.50%	11/15/2020	Aa1	410	414,867
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	772,340
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	824,615
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3	1,000	1,054,430
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR	1,510	1,072,493
St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR	1,000	854,030
St. Paul MN Hsg & Redev Auth Hltheast Pj	6.00%	11/15/2030	BB+	4,000	3,545,360
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	1,639,800
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-	3,000	2,561,550
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AA+	1,500	1,609,020
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	3,690	3,489,375
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A	2,500	2,279,350
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,000	2,886,180
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	3,000	2,244,030
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR	1,000	879,190
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	BBB+	9,350	8,836,872
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1	5	4,783
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1	1,170	1,119,199
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1	7,000	6,517,280
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	1,897,120

Total					273,994,884

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 1.43%
Albany-Dougherty GA Inner City Auth Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR		$1,000	$830,400
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AAA		317	318,118
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+		1,500	1,582,530
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA		2,475	2,409,685
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	4,300	3,517,873
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3		2,000	2,113,220
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa		10	10,000
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		1,480	1,470,957
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		2,195	1,534,722
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		4,220	4,248,992
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	125,000
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		605	597,033
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA		530	477,588
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (FHLMC/GNMA/FNMA)	5.70%	9/1/2038	AAA		1,115	1,176,392
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA		310	323,764
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A2		2,000	1,790,480

Total						22,526,754

Lease Obligations 6.27%
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3		1,170	987,129
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		1,590	1,440,906
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2		5,000	5,070,050
Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A		1,000	1,049,690

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR	$750	$728,137
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	Aa3	1,000	990,690
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AA+	1,735	1,898,819
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-	2,350	2,453,353
HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3	1,805	1,821,516
Indianapolis IN Loc Pub Impt Bd Bk Midwestern Disaster Ser A(b)	5.50%	2/1/2033	AA	12,000	12,347,280
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,535,595
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	Aa3	2,000	2,101,260
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2024	Aa3	2,000	2,047,320
Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa2	3,500	3,571,120
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	641,961
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	7,500	7,910,550
MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-	3,300	3,312,045
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.00%	6/1/2035	A	1,220	1,083,787
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A	3,000	3,007,050
New Hanover Cnty NC Ltd Oblig Pjs	5.00%	12/1/2019	Aa1	2,500	2,769,950
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.50%	9/1/2021	Aa3	2,620	2,777,960
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A1	3,000	3,175,770
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	A2	870	894,412
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	A2	1,000	1,033,790
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	2,000	2,050,860
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	505	510,727
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	2,000	1,903,860
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	905,720

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		$9,000	$9,491,310
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	A3		2,465	2,189,635
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AA+		1,000	1,038,740
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		3,150	3,164,238
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		5,000	4,389,150
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2		5,000	4,287,450
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AA+		1,675	1,789,067
VA Pub Sch Auth Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+		800	909,616
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR		1,475	1,496,491

Total						98,777,004

Other Revenue 8.65%
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B		3,715	3,473,971
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B		3,500	3,272,920
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,233,392
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		5,000	4,023,700
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2018	Ba2		1,125	1,121,186
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	2,395,435
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		2,250	1,818,247
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		1,000	803,990
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1		2,500	2,141,350
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		1,455	1,380,941
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	Baa1		1,400	743,232
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	750	651,038

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(a)	$500	$410,915
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	767,580
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,075,680
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,000	700,840
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	2,083,060
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	910,560
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		1,215	1,146,316
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		830	608,863
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	798,090
Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	Baa1		1,000	1,039,410
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB		2,000	1,944,920
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA+		1,750	1,769,145
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,003,046
FL St Brd Ed Lottery Rev Ser E	5.00%	7/1/2020	AAA		10,000	10,701,600
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		7,000	6,087,410
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	1,300	933,309
International Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B		1,000	912,110
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		1,850	1,448,439
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AA+		1,000	1,068,940
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AA+		1,860	1,962,449
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-		1,000	1,006,130

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%		11/1/2035	BBB-	$5,400	$5,386,500
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%		2/15/2026	NR	1,465	1,296,437
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%		12/1/2040	BB	4,850	4,890,449
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%		2/1/2029	NR	2,580	2,142,509
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%		9/1/2025	BB	1,000	934,000
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%		12/1/2016	NR	1,000	815,860
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%		7/1/2038	NR	2,200	880,000
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%		6/1/2037	NR	1,400	1,078,224
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	2.724%	#	4/1/2014	Aa3	4,800	4,590,144
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon		10/1/2024	A2	3,000	1,236,810
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%		1/1/2037	NR	1,700	170,000
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%		8/1/2022	NR	300	261,777
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%		8/1/2037	NR	250	195,298
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%		3/1/2028	A-	1,000	946,210
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%		11/1/2027	Baa2	1,000	854,150
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%		11/1/2022	Baa2	1,000	969,210
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%		5/1/2025	BBB+	6,500	7,074,665
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%		8/1/2025	NR	9,150	9,010,828
Otero Cnty NM Jail Pj Rev	5.75%		4/1/2018	NR	825	750,486
Otero Cnty NM Jail Pj Rev	6.00%		4/1/2028	NR	1,400	1,127,910
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%		8/15/2037	BBB-	1,000	864,540
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%		9/1/2036	BBB-	7,700	5,879,720

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-		$1,500	$1,162,245
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-		1,370	1,100,370
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	4,500	3,977,010
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	2,000	1,671,420
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B		1,730	1,472,040
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		985	719,868
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,163,500
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	624,981
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		1,150	958,824
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	A		2,000	1,128,320
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		1,230	1,046,865
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	960,334
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		1,000	783,810
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		1,000	816,470
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		650	513,351
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		1,775	1,467,215

Total						136,360,564

Pre-Refunded 0.52%
MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A1		2,000	1,289,960
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB		1,715	2,086,623
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR		35	39,489

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-	$1,000	$1,078,710
Savannah GA Econ Dev Auth Sub Ser C Rmkt ETM	Zero Coupon	12/1/2021	Aaa	1,000	677,320
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR	1,250	1,360,525
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1	1,500	1,598,265

Total					8,130,892

Special Tax 3.34%
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+	1,000	1,009,740
Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR	1,755	1,552,227
Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	905	746,878
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	725,080
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A1	105	111,383
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,000	992,140
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	970	919,677
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,446,855
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	791,397
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	2,805	2,149,275
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	686,681
Gramercy Farms Cmnty Dev Dist FL Ser A-1	5.25%	5/1/2039	NR	2,445	1,026,900
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	2,986,860
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	3,897,850
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	1,600	1,537,344
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	1,000	902,640
Lakeside Landings Cmnty Dev Dist FL Ser A	5.50%	5/1/2038	NR	675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,643,456

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	$2,083	$1,455,996
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,690,440
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A	1,180	1,046,766
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	803,650
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	A3	1,475	1,388,329
Riverside Cnty CA Redev Agy Hsg Ser A	6.00%	10/1/2039	A-	1,500	1,329,270
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.00%	10/1/2025	A-	1,395	1,346,622
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	1,866,500
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,544,875
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2033	BBB	1,000	1,000,560
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2041	BBB	1,400	1,393,518
San Jose CA Spl Hotel Tax Convtn Ctr Expansion(e)	6.125%	5/1/2031	A2	3,690	3,612,768
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	2,000	1,841,160
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	792,230
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	954,213
Vlg Cmnty Dev FL Dist No 8 Phase III	6.125%	5/1/2040	NR	4,995	4,552,243
Yuba City CA Redev Agy Tax Pj	6.00%	9/1/2031	NR	1,965	1,644,980

Total					52,660,503

Tax Revenue 7.85%
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA+	2,330	2,507,546
CA St Econ Recovery Ser A	5.00%	7/1/2020	Aa3	2,040	2,199,691
CA St Econ Recovery Ser A	5.00%	7/1/2022	Aa3	4,000	4,181,360
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	9,645	10,368,063
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	6,135	6,594,927

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+		$7,160	$7,696,768
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(a)	3,000	2,944,350
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+		1,500	1,620,660
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2021	A1		3,050	3,173,403
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		1,000	1,029,760
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA		12,000	12,539,520
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA		4,000	4,179,840
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA		5,000	5,172,050
Orange Cnty FL Tourist Dev	5.00%	10/1/2022	A+		6,000	6,266,820
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+		5,000	5,199,200
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+		7,500	7,252,050
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AA+		17,480	15,953,122
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1		500	504,925
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1		500	510,765
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		500	358,790
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2		2,500	2,146,625
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR		4,000	3,370,840
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA		5,002	5,206,601
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	4.25%	10/1/2029	BBB+		500	414,570
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	BBB+		2,500	2,437,125
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB		5,850	5,198,603
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2		4,500	4,219,470
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB		500	490,390

Total						123,737,834

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 4.24%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	Baa3		$6,440	$4,439,736
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	Baa3		1,500	1,086,135
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	Baa3		10,000	6,655,500
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	Baa3		12,000	8,783,640
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	Baa3		2,000	1,337,300
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		10,650	6,398,840
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB		1,960	1,301,695
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		4,750	3,760,528
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	5,760	4,435,085
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	1,855	1,476,116
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		1,500	1,080,750
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	Baa3		30,755	18,836,822
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3		12,580	7,302,564

Total						66,894,711

Transportation 11.88%
Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AA+		100	96,547
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	1,205,100
Cent Puget Sound WA Regl Transn Auth Sales Tax (NPFGC)(FGIC)	5.25%	2/1/2021	AAA		1,750	1,994,265
Chicago IL O’Hare Intl Arpt Amer Airlines	5.50%	12/1/2030	Caa2		1,450	1,051,845
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR		2,335	2,225,465
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AA+		4,250	3,796,270
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AA+		11,500	10,512,380
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,575	3,764,117
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B3		1,015	827,946

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-	$1,000	$1,030,270
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	2,000	2,054,240
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2	18,000	2,490,840
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2039	Baa2	7,500	730,350
FL St Dept of Transn Tpk Auth Rev Ser A (NPFGC)	4.50%	7/1/2034	AA-	5,000	4,285,050
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	3,750	3,429,600
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	655	589,035
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A2	3,000	2,741,460
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AA+	2,000	1,786,940
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AA+	1,450	1,397,235
HI St Hwy Rev	5.00%	1/1/2019	AA+	2,000	2,269,900
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+	5,000	5,142,450
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA	10,000	9,502,400
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2040	AA-	11,800	10,433,914
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR	1,750	1,640,940
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,297,017
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3	1,500	1,396,425
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AA+	2,000	2,035,220
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	8,214,375
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	3,200	3,361,824
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,281,379
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,524,137
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	6,975	6,607,278
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2	1,000	814,510

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB	$7,500	$7,522,800
MO St Hwys & Transn Commn 1st Lien Ser B	5.00%	5/1/2022	AAA	1,500	1,627,650
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	Aa3	10,000	10,596,600
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,262,200
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,532,424
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,309,650
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,183,150
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1	1,500	1,479,825
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+	1,500	1,462,470
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	1,500	1,500,810
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA	1,000	1,008,800
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	3,310	3,390,929
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	5,050	5,330,729
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AA+	2,000	2,078,060
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A2	1,000	1,002,060
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT	6.25%	6/1/2026	CCC+	5,715	4,629,836
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	1,800	1,653,642
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2041	Baa3	8,465	7,623,833
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	5,200	5,205,200
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	Caa3	1,200	374,280
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AA+	2,000	1,973,800
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A-	3,020	3,052,525

Total					187,331,997

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 16.80%
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%		2/15/2027	A1	$5,000	$5,074,450
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2022	A1	1,000	1,110,930
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2028	A1	3,000	3,166,290
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2029	A1	4,000	4,199,160
Augusta GA Wtr & Swr Rev (AGM)	5.00%		10/1/2024	AA+	2,000	2,120,520
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%		1/1/2032	Aa1	17,710	17,878,422
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%		5/1/2036	CC	4,170	3,936,939
CA St Dept of Wtr Res Pwr Ser L	5.00%		5/1/2021	AA-	4,700	5,155,712
CA St Dept of Wtr Res Pwr Ser L	5.00%		5/1/2022	AA-	5,000	5,369,250
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%		8/1/2026	AA	5,000	5,256,050
Cent Plains NE Enrg Pj No 1	0.708%	#	12/1/2017	Ba3	5,000	4,092,550
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,189,281
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%		4/1/2033	BBB	500	436,070
Compton CA Wtr Rev	6.00%		8/1/2039	A	5,500	5,131,995
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%		7/1/2036	NR	2,000	1,513,960
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%		7/1/2038	NR	3,700	2,905,240
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%		1/1/2022	Aa3	1,650	1,741,559
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%		7/1/2018	BBB-	5,030	4,877,038
Enrg Northwest WA Elec Rev Columbia Station Ser A	5.00%		7/1/2020	Aaa	5,000	5,646,400
FL St Muni Pwr Agy Rev Pwr Ser A	6.25%		10/1/2031	A1	4,000	4,282,440
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%		1/15/2029	AAA	1,000	1,037,760
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%		5/1/2028	BBB	2,800	2,654,204
HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%		1/1/2025	Baa1	1,000	906,100
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%		5/1/2026	Baa1	1,500	1,313,835
Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%		7/1/2021	AA	1,335	1,392,565
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%		7/1/2032	AA+	10,000	10,029,300

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2028	NR	$4,000	$4,048,760
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+	1,000	1,038,870
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,380	3,277,687
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3	4,975	5,140,817
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Ba3	8,500	7,806,570
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-	4,510	4,679,711
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-	1,000	1,082,860
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	4,995,772
Los Angeles CA Wst Wtr Sys Ser A	5.00%	6/1/2021	AA-	3,055	3,313,942
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2021	AA-	5,000	5,487,000
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%	3/15/2022	Aa3	5,000	5,012,400
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A	1,000	989,010
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	3,500	3,339,595
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,776,325
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AA+	1,760	1,865,142
MI St Strategic Fd Ltd Coll Detroit Fd Pollutn Ser BB (AMBAC)	7.00%	5/1/2021	A	500	570,690
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AA+	2,000	1,213,360
MO Jt Muni Elec Util Commn Plum Point Pj (NPFGC)	5.00%	1/1/2034	Baa1	5,000	4,327,850
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%	1/1/2023	A3	3,000	3,074,910
MO St Envr Impt & Enrg Res Auth Amer Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	Baa1	1,000	774,540
MO St Envr Impt & Enrg Res Auth Union Elec Co Pj AMT	5.45%	10/1/2028	A3	2,475	2,324,396
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	2,000	1,955,460
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	2,000	2,196,740

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%		1/1/2021	A		$1,000	$1,095,720
Muni Elec Auth GA Ser B	5.00%		1/1/2020	A		5,250	5,686,012
NC Eastern Muni Pwr Agy Ser A (AG)	5.25%		1/1/2019	AA+		5,000	5,390,200
NC Muni Pwr Agy No 1 Catawba Ser A	5.25%		1/1/2020	A		2,000	2,164,680
North Sumter Cnty FL Util Dependent Dist	5.375%		10/1/2030	BBB		5,000	4,781,900
Northern CA Gas Auth No 1	0.923%	#	7/1/2027	A		5,000	3,530,200
NY St Envr Facs Corp Ser B	4.75%		6/15/2032	AA+		5,000	4,927,400
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	Baa2		3,250	3,351,628
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-		4,500	4,583,520
OK St Muni Pwr Auth Ser A	5.875%		1/1/2028	A		1,000	1,068,900
Orlando FL Utils Commn Ser B	5.00%		10/1/2033	Aa1		2,500	2,506,525
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%		7/15/2039	BBB-		1,000	1,049,740
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%		1/1/2032	Baa3		2,500	2,553,675
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%		10/1/2028	AA		3,000	3,119,310
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%		8/1/2017	BBB+		1,000	1,071,470
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%		12/1/2037	NR		3,000	2,578,410
Pinal Cnty AZ Elec Dist No 4	6.00%		12/1/2028	BBB+		740	710,393
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.00%		7/1/2028	AA+		1,000	952,170
Puerto Rico Elec Pwr Auth Ser UU	0.903%	#	7/1/2031	A3		4,000	2,631,040
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%		7/1/2025	A3		1,000	937,090
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%		8/1/2021	A		5,000	5,082,300
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%		5/1/2030	CC		1,375	1,298,151
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%		7/1/2022	CC		1,000	229,860
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2023	AA+		3,650	3,745,465
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2024	AA+		2,920	2,996,373
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2025	AA+		2,920	2,996,373
Sthn CA Pub Pwr Auth Pj No 1 Ser A	1.674%	#	11/1/2038	Baa1		5,000	3,462,750
TN Enrg Acq Corp Jr Ser B	5.625%		9/1/2026	BBB	(a)	3,000	2,752,200

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A		5.25%	12/15/2026	A	$1,250		$1,149,825
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D		6.25%	12/15/2026	A	6,345		6,471,710
Virgin Islands Wtr & Pwr Auth Ser A		5.00%	7/1/2027	BBB-	555		523,126
Virgin Islands Wtr & Pwr Auth Ser A		5.00%	7/1/2031	BBB-	2,330		2,119,787
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)		5.00%	2/1/2033	AA+	1,650		1,666,022

Total							264,894,352

Total Municipal Bonds (cost $1,731,359,260)							1,655,342,726

					Shares (000)
SHORT-TERM INVESTMENTS 0.32%

Money Market Mutual Funds 0.00%
Dreyfus Municipal Cash Management Plus					—	(g)	870
SSgA Tax Free Money Market Fund					5		4,500

Total Money Market Mutual Funds (cost $5,370)							5,370

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 0.32%

Health Care 0.05%
WI St Hlth & Edl Facs Auth Upland Hills Hlth Ser C	4.10%	4/6/2011	5/1/2036	A-	$700		700,000

Other Revenue 0.27%
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	4.00%	4/1/2011	6/1/2038	Baa1	4,300		4,300,000

Total Variable Rate Demand Notes (cost $5,000,000)							5,000,000

Total Short-Term Investments (cost $5,005,370)							5,005,370

Total Investments in Securities 105.32% (cost $1,736,364,630)							1,660,348,096

Liabilities in Excess of Cash and Other Assets(f) (5.32%)							(83,858,859)

Net Assets 100.00%							$1,576,489,237

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2011

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2011	746	Short	$(89,659,875)	$(872,119)
Ultra Long U.S. Treasury Bond	June 2011	193	Short	(23,847,563)	(469,954)

Totals				$(113,507,438)	$(1,342,073)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 105.81%

Corporate-Backed 8.54%
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$1,375	$1,135,406
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	2,381,627
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB	11,025	11,474,820
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	8,050	8,282,726
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	25,000	16,563,000
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CC	2,000	540,000
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	549,360
Calhoun Cnty AR Solid Wst GA Pacific Corp Pj AMT	6.375%	11/1/2026	Ba3	2,075	2,061,741
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	9,545	8,737,493
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+	3,580	3,581,790
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(h)	5.875%	3/1/2027	NR	1,500	378,360
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(h)	6.00%	3/1/2037	NR	1,450	360,847
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(d)	6.125%	10/1/2027	NR	1,475	368,750
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(d)	6.25%	10/1/2037	NR	6,525	1,631,250
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(d)	6.20%	9/1/2020	NR	5,000	1,450,000
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	9,515	9,553,060
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	3,830	3,013,023
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,900	2,505,078
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	5,000	4,807,950
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	6,190	5,334,233
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	5,935	4,666,512

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B		$5,625	$5,352,244
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B		755	737,129
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BBB-		2,325	2,316,095
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+		3,510	3,509,789
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		6,700	6,742,076
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		6,000	5,270,580
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2		1,500	1,414,935
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		14,050	12,378,753
Wyandotte Cnty Kansas City KS Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR		3,185	2,901,439

Total						130,000,066

Education 6.37%
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,460,175
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+		3,500	3,544,205
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2047	A+		8,000	456,720
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2048	A+		8,000	420,560
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2049	A+		9,000	437,220
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR		3,000	2,273,550
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,565,699
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(a)	1,375	1,088,533
Hammond IN Loc Pub Impt Bd Bk Ser A	6.50%	8/15/2030	BBB-		1,600	1,551,920
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	10,633,519
IA Higher Ed Ln Auth Rev Private College Grand View	5.00%	10/1/2031	NR		1,500	1,310,055
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		2,500	2,214,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3	$2,500	$1,817,675
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3	2,000	1,414,260
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	5,000	5,149,900
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	739,395
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,240,838
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB+	3,500	2,827,370
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	1,834,887
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,651,250
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	3,000	2,727,420
MI Fin Auth St Aid Nts Detriot Sch Ser A-2	6.65%	3/20/2012	NR	4,500	4,519,710
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	2,244,171
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	2,931,920
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,447,572
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-	1,955	1,868,159
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	7.00%	12/1/2039	BBB-	3,000	2,930,790
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,166,233
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,842,476
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1	4,000	4,447,160
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	2,000	2,173,560
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	7,020	6,839,516
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2040	BBB-	1,800	1,563,318

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.10%	6/1/2045	BBB-	$2,250	$1,949,310
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	7,000	7,410,550
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB+	1,300	1,175,486

Total					96,869,957

General Obligation 6.11%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A2	1,500	1,497,390
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2037	A+	4,150	530,453
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2041	A+	6,500	602,485
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2042	A+	6,900	589,536
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2043	A+	6,900	543,306
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2044	A+	7,200	522,360
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	5,000	1,085,650
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	Aa1	10,580	10,242,286
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	AA+	10,000	9,558,100
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	Aa2	10,460	9,772,255
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	Aa2	2,000	1,868,500
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,487,400
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,472,280
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	10,403,850
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,061,065
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,047,495
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,006,785
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,730	3,884,794
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	5,420	5,644,928

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	$2,160	$2,249,639
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,692,029
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,248,537
Woonsocket RI	7.125%	6/15/2016	Ba1	3,000	2,994,810

Total					93,005,933

Health Care 31.11%
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	10,000	7,508,600
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	4,500	3,277,620
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB-	15,365	10,778,240
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	BB-	2,425	1,656,445
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2014	NR	1,620	1,624,390
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	A3	6,360	6,519,064
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	9,710	6,825,644
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	250	255,780
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	625	646,238
Bexar Cnty TX Hlth Facs Dev Corp Army Ret Residence Pj	5.875%	7/1/2030	BBB	2,100	1,987,629
Bremer Cnty IA Ret Bartels Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,084,425
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,267,110
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.375%	2/1/2029	Baa2	1,000	867,920
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,353,848
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,032,480
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB	2,500	2,603,525
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	2,007,202
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR	2,600	2,085,434

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR	$5,770	$5,882,169
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR	5,045	5,099,486
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,500	1,341,810
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	1,703,759
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	1,095,360
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	1,950,419
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR	585	532,373
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2030	NR	5,500	4,940,595
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR	3,425	2,946,836
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	3,634,102
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	2,078,725
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(d)	7.00%	11/15/2034	NR	6,000	3,217,080
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(d)	6.00%	11/15/2014	NR	4,105	2,457,869
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(d)	6.75%	11/15/2023	NR	4,700	2,673,595
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,363,638
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+	5,000	5,044,525
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1	4,225	3,994,569
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1	2,620	2,521,121
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1	800	770,872
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR	8,000	4,785,440
Fulton Cnty PA Indl Dev Auth Hosp Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR	1,500	1,239,930

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(a)	$3,385	$3,314,964
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,039,090
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,026,060
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,512,301
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		5,500	4,184,895
Hillsdale MI Hosp Fin Auth Hosp Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BB+		2,360	2,369,251
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		6,165	5,158,317
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	5,611,956
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		6,700	5,118,666
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,150,139
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	4,374,642
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	3,667,815
IA Fin Auth Sr Hsg Rev Bethany Life Cmntys Pj Ser A	5.55%	11/1/2041	NR		1,000	781,000
IL Fin Auth Rev Admiral at Lake Pj Ser A	8.00%	5/15/2040	NR		7,000	6,754,860
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		9,000	6,088,860
IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B	Zero Coupon	5/15/2050	NR		4,800	21,552
IL Fin Auth Rev Clare Wtr Twr Ser A-2	5.20%	5/15/2015	NR		700	336,476
IL Fin Auth Rev Clare Wtr Twr Ser A-3	5.30%	5/15/2016	NR		700	329,315
IL Fin Auth Rev Clare Wtr Twr Ser A-6	6.00%	5/15/2028	NR		2,800	1,259,328
IL Fin Auth Rev Clare Wtr Twr Ser A-7	6.125%	5/15/2041	NR		3,500	1,573,985
IL Fin Auth Rev Clare Wtr Twr Ser A-10	5.125%	5/15/2018	NR		3,500	1,610,665
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,432,770
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,363,535
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(a)	4,000	3,419,360

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(a)	$10,975	$8,659,604
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,533,500
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR		2,400	2,019,912
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,261,450
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,118,614
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	3,809,295
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		3,000	2,525,610
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AA+		7,000	7,212,205
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR		6,500	5,750,680
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		8,825	8,084,935
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,350	3,781,716
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.25%	7/1/2040	BB+		1,940	1,707,607
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,031,520
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,846,790
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	6,783,642
Kuakini HI Hlth Sys Spl Fac Ser A	6.375%	7/1/2032	BBB-		5,930	5,400,925
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		1,340	1,217,926
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		3,050	2,335,995
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	3,931,484
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	3,929,520
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	1,977,120
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	5,805,587
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,650	1,394,366

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(a)	$3,800	$3,145,678
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.50%	11/15/2035	BB+	(a)	1,750	1,372,385
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		6,045	5,089,467
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		11,975	9,779,743
NC Med Care Commn First Mtg Galloway Ridge Pj Ser A	5.875%	1/1/2031	NR		1,555	1,407,602
NC Med Care Commn First Mtg Galloway Ridge Pj Ser A	6.00%	1/1/2039	NR		1,520	1,356,874
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR		2,915	2,667,400
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.35%	1/1/2026	NR		2,415	2,108,247
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.40%	1/1/2030	NR		2,250	1,885,365
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	994,888
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		4,705	3,337,351
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		9,000	8,675,190
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		4,250	4,008,727
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B(b)	5.50%	1/1/2034	Aa2		13,500	13,377,690
Oklahoma Cnty OK Fin Auth Rev Ret Fac Concordia Ser A	6.00%	11/15/2038	NR		1,500	1,249,680
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR		6,550	5,013,042
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	999,262
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,494,235
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB		7,275	5,671,081
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB		3,000	2,669,670
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB		5,000	4,999,950

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	B2	$15,270	$11,616,958
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	1,941,713
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	5,981,040
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	1,981,052
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	4,823,998
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	2,859,480
SC Jobs Econ Dev Auth First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	1,096,228
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	9,676,800
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,367,894
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	2,330	2,286,313
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	2,554,800
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,360,880
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,293,968
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	1,980,100
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,500	3,367,210
Upper IL River Vly Dev Auth Pleasant View Luther Home	7.25%	11/15/2040	NR	1,200	1,105,968
Upper IL River Vly Dev Auth Pleasant View Luther Home	7.375%	11/15/2045	NR	1,550	1,428,294
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	9,250	7,006,227
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	1,496,020
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	8.00%	9/1/2041	NR	2,955	2,969,125
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,710,993

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Westmoreland Cnty PA Indl Dev Auth Ret Cmnty Redstone Ser A	5.75%	1/1/2026	NR		$900	$765,819
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1		1,170	1,119,199
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1		5	4,783
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1		7,000	6,517,280
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.25%	9/15/2029	NR		1,000	997,920
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.625%	9/15/2039	NR		2,000	2,034,020
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+		21,150	18,012,397
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR		3,530	2,697,379
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR		7,425	6,919,506

Total						473,552,563

Housing 2.76%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3		3,280	2,498,343
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3		1,405	1,232,354
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	10,700	8,753,777
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR		12,100	7,648,047
LA Hsg Fin Agy Multi Fam Hsg La Chateau Ser A	6.875%	9/1/2029	A-		1,805	1,745,525
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		3,455	3,433,890
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		5,100	3,565,869
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(d)	7.50%	12/20/2040	NR		3,930	2,240,139
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		2,790	279,000
MuniMae TE Bd Subs LLC†(i)	5.30%	11/29/2049	Ba2		2,000	1,362,620
MuniMae TE Bd Subs LLC†(i)	5.90%	11/29/2049	B1		2,000	1,022,640

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)
St. Paul MN Hsg & Redev Auth Carondelet Vlg Pj A	6.00%	8/1/2035	NR		$4,000	$3,661,320
St. Paul MN Hsg & Redev Auth Carondelet Vlg Pj A	6.00%	8/1/2042	NR		4,615	4,116,673
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR		500	378,010

Total						41,938,207

Lease Obligations 0.85%
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		7,495	6,791,725
Jurupa CA Pub Fing Auth Rev Sub Lien Ser B	6.125%	9/1/2040	NR		2,575	2,232,783
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	A2		1,780	1,840,146
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2		2,000	2,050,860

Total						12,915,514

Other Revenue 14.42%
AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A(d)	6.15%	8/1/2031	NR		3,285	1,314,000
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B		8,000	7,480,960
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		2,750	2,213,035
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		8,300	5,680,603
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		2,250	1,818,247
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		2,975	2,391,870
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1		10,845	9,289,176
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		3,450	3,274,395
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR		3,000	2,813,130
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2		6,250	6,015,312
CA Muni Fin Auth Edl High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	1,250	1,085,063
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		2,340	1,796,137
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,075,680
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		7,225	5,063,569

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		$4,130	$3,356,410
Chester Cnty PA Indl Dev Auth Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,768,253
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR		1,065	940,842
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		930	802,404
Conner Creek Academy East MI Pub Sch	5.25%	11/1/2036	BB+		1,000	729,590
Detroit MI Cmnty High Sch Pub Sch Academy	5.65%	11/1/2025	BB+		1,000	822,990
Detroit MI Cmnty High Sch Pub Sch Academy	5.75%	11/1/2030	BB+		1,255	996,734
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,071,658
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR		2,000	1,544,900
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR		1,855	1,451,148
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	7,460	5,355,758
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,469,746
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		730	698,333
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,767,160
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,346,815
International Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B		1,085	989,639
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,414,080
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,390,216
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,143,916
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,000	884,940
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR		1,220	1,021,909
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.25%	8/15/2031	BBB-		4,750	4,724,397
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	BBB		6,515	6,738,921
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB+		3,500	2,598,155
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR		8,500	5,912,600

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Madison Cnty FL Rev 1st Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	$1,130	$974,727
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR	4,510	3,867,505
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR	1,560	1,295,471
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,401,000
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	4,000	3,263,440
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR	15,200	9,759,312
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031	NR	3,000	1,926,750
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR	250	100,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR	2,300	920,000
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037	BBB-	5,000	4,591,300
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR	732	627,423
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	3,390	2,610,842
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB	3,720	3,360,685
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	5,755	575,500
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR	3,340	2,609,175
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	10,250	11,156,202
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB	4,150	4,124,104
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR	1,925	1,751,134
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023	NR	1,350	1,152,617
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR	1,900	1,530,735
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(d)	6.75%	7/1/2022	NR	1,460	657,000
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(d)	7.00%	7/1/2036	NR	5,000	2,250,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB	2,455	2,101,284

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	$5,000	$4,418,900
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	11,410	9,535,451
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	7,866,800
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	5.875%	6/1/2022	BBB-		250	236,198
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2036	BBB-		1,800	1,508,634
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BBB-		1,500	1,188,435
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B		1,730	1,472,040
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		3,935	2,875,816
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+		2,495	2,505,853
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR		1,000	941,780
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR		1,200	1,063,896
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2021	NR		1,025	908,570
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2026	NR		800	659,744
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.70%	11/15/2036	NR		1,750	1,356,145
Star Intl Academy MI COP	6.125%	3/1/2037	BBB		1,425	1,191,158
Summit Academy MI Pub Sch	6.375%	11/1/2035	BB+		3,795	3,122,071
Two Rivers MT Auth Inc Pj Sr Lien(d)	7.375%	11/1/2027	NR		2,615	392,250
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		2,870	2,442,686
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		500	391,905
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR		1,000	756,570
Utah Cnty UT Charter Sch Rev Lincoln Academy Ser A†	5.875%	6/15/2037	NR		1,750	1,350,702

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	$4,140	$3,422,124

Total					219,466,625

Special Tax 8.83%
Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+	1,000	998,730
Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR	3,125	2,763,938
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR	1,000	931,710
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR	2,250	2,042,978
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-1	5.50%	5/1/2036	NR	1,235	209,950
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-3	5.50%	5/1/2036	NR	655	538,155
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR	6,665	4,275,598
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,310	1,299,703
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	7.375%	1/1/2031	NR	4,000	4,047,400
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	882,471
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,600	1,516,992
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	2,860	2,731,100
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	7,000	6,751,990
Branson Hills MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	4,807,438
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	4,565	3,726,044
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR	3,110	1,498,149
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,700	4,148,802
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,600	3,428,040
Frederick Cnty MD Urbana Cmnty Dev Auth Ser B	5.50%	7/1/2040	NR	7,500	6,522,375
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,140	4,260,802
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,495	1,281,981

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	$6,370	$4,452,949
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	8,828,630
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	3,800	3,651,192
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	3,293,449
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	9,102,240
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+	1,000	1,012,170
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	BBB+	1,000	985,760
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR	3,765	2,125,568
Mariposa NM East Pub Impt Dist	5.75%	9/1/2021	NR	350	291,788
Mariposa NM East Pub Impt Dist	6.00%	9/1/2032	NR	1,000	738,090
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,435	645,750
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,019,450
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,687,024
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,454	3,812,291
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	5.875%	3/1/2032	A	2,000	1,819,860
Orange CA Cmnty Facs Dist No 06-1 Del Rio Pub Imports	6.00%	10/1/2040	NR	3,000	2,685,720
Orange Grove LA Cmnty Dev Dist	5.30%	11/1/2021	NR	1,760	1,241,046
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,630	1,194,431
Rancho Cucamonga Cmnty Facs Dist Spl Tax No 2004-1 Etiwanda	5.375%	9/1/2036	NR	3,550	2,644,466
Riverside Cnty CA Pub Fing Auth Jurupa Vy Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	A3	9,000	6,635,250
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.00%	10/1/2025	A-	1,500	1,447,980
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	1,866,500
Shingle Creek FL Cmnty Dev Dist(d)	6.10%	5/1/2025	NR	4,990	1,983,525
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	909,660

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR		$1,485	$1,176,462
Tern Bay Cmnty Dev Dist FL Ser A(d)	5.375%	5/1/2037	NR		13,145	3,286,250
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		2,810	2,093,534
Whispering Spring LA Dev Dist Spl Assmnt	5.20%	10/1/2021	NR		2,290	1,524,453
Whiting IN Redev Dist Standard Ave Pj	5.35%	1/15/2027	NR		3,840	3,259,622

Total						134,339,456

Tax Revenue 2.85%
Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR		3,330	3,648,947
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(a)	3,450	3,386,003
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		7,185	6,658,627
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB		9,115	8,199,489
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		6,000	6,200,760
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		1,000	717,580
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2		17,000	14,597,050

Total						43,408,456

Tobacco 3.37%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	Baa3		1,650	1,137,510
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	Baa3		10,945	7,925,165
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	Baa3		10,195	6,785,282
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		12,995	7,807,786
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	Baa3		8,500	5,683,780
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	5,815	4,477,434
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	2,855	2,271,866
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		5,000	4,061,000
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB		5,000	3,377,050

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3	$13,350	$7,749,542

Total					51,276,415

Transportation 11.43%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2	350	304,112
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2	2,410	2,061,418
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-	35,000	6,798,050
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-	5,000	727,500
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-	25,535	3,378,281
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-	3,445	415,157
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-	4,985	500,344
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-	1,000	91,340
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.875%	1/15/2027	BBB-	1,000	874,420
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR	2,345	2,234,996
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	7,640	8,044,156
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B3	12,485	10,184,139
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	7,500	7,703,400
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	13,500	13,544,145
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(d)	7.25%	1/1/2023	NR	5,000	50
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(d)	7.375%	1/1/2030	NR	5,000	50
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2	5,000	576,600
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	Baa1	5,885	889,106
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	Baa1	25,000	4,888,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	Baa1	$9,925	$1,144,551
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	5,060	4,627,674
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2025	AA-	1,025	996,855
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2026	AA-	3,440	3,345,544
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2027	AA-	3,895	3,788,050
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2028	AA-	3,430	3,335,819
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2032	AA-	8,210	7,984,569
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2033	AA-	2,675	2,601,549
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,679,885
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,000	8,163,200
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,281,379
Metro WA DC Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-	4,540	4,583,834
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,524,137
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	7,522,800
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	2,500	2,501,350
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	1,955	1,741,885
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa3	3,685	3,082,760
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	Aa2	25,000	22,084,750
Santa Rosa FL Bay Bridge Auth Rev	6.25%	7/1/2028	Caa3	4,860	2,144,183
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	Caa3	2,800	873,320
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A-	4,025	4,068,349
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	870,190

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	$7,835	$7,327,449
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2031	BBB+	44,500	10,458,390

Total					173,947,986

Utilities 9.17%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	10,671,100
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	17,700	17,868,327
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CC	2,465	2,327,231
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CC	6,000	1,316,700
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CC	2,000	459,180
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	4,433,704
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR	4,440	4,243,841
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	5,940	5,270,681
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Ba3	2,845	2,612,905
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,776,325
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT(d)	6.75%	7/1/2014	NR	525	152,250
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	5,370	5,898,247
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	11,000	11,238,700
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,021,700
OH St Pollutn Ctrl Rev Gen Motors Corp Pj(d)	5.625%	3/1/2015	NR	2,965	859,850
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	1,500	1,532,205
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%	10/1/2034	AA-	11,600	11,279,608
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR	2,000	1,779,180
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR	5,000	3,957,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value
Utilities (continued)
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT		6.55%	12/1/2037	NR		$7,000		$6,016,290
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT		7.50%	12/1/2038	NR		2,235		2,154,160
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A		5.50%	5/1/2022	CC		1,620		1,498,824
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT		6.45%	6/1/2021	CC		2,000		470,000
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT		5.75%	5/1/2030	CC		6,040		5,702,424
San Antonio TX Elec & Gas Ser A(b)		5.25%	2/1/2029	Aa1		19,375		20,218,849
San Antonio TX Elec & Gas Ser A(b)		5.25%	2/1/2031	Aa1		6,270		6,543,080
TN Enrg Acq Corp Jr Ser B		5.625%	9/1/2026	BBB	(a)	4,781		4,386,089
Western Generation Agy OR Wauna Cogeneration Pj B AMT		5.00%	1/1/2016	NR		1,500		1,458,000
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C		5.00%	1/1/2021	NR		485		436,626

Total								139,583,826

Total Municipal Bonds (cost $1,839,329,302)								1,610,305,004

						Shares (000)
SHORT-TERM INVESTMENTS 1.22%

Money Market Mutual Funds 0.00%
Dreyfus Municipal Cash Management Plus						–	(g)	796
SSgA Tax Free Money Market Fund						3		2,890

Total Money Market Mutual Fund (cost $3,686)								3,686

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date			Principal Amount (000)
Variable Rate Demand Notes 1.22%

Education 0.06%
Baltimore Cnty MD Econ Dev Garrison Forest Sch Inc Pj	0.41%	4/1/2011	10/1/2031	A3		$1,000		1,000,000

Health Care 0.09%
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.41%	4/1/2011	7/1/2036	A3		1,400		1,400,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2011

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 0.36%
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD	0.90%	4/1/2011	6/1/2034	AA+	$4,415	$4,415,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	0.90%	4/1/2011	6/1/2034	AA+	1,000	1,000,000

Total						5,415,000

Other Revenue 0.51%
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	4.00%	4/1/2011	6/1/2038	Baa1	3,800	3,800,000
Orange Cnty FL Indl Dev Auth Catholic Charities Ctr	0.41%	4/1/2011	7/1/2037	BBB+	4,000	4,000,000

Total						7,800,000

Utilities 0.20%
FL St Muni Pwr Agy Rev All Requirements Pwr Ser E	0.38%	4/1/2011	10/1/2030	Aa2	3,000	3,000,000

Total Variable Rate Demand Notes (cost $18,615,000)						18,615,000

Total Short-Term Investments (cost $18,618,686)						18,618,686

Total Investments in Securities 107.03% (cost $1,857,947,988)						1,628,923,690

Liabilities in Excess of Cash and Other Assets(f) (7.03%)						(106,966,128)

Net Assets 100.00%						$1,521,957,562

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2011	1,368	Short	$(164,416,500)	$(1,598,401)
Ultra Long U.S. Treasury Bond	June 2011	187	Short	(23,106,188)	(456,943)

Totals				$(187,522,688)	$(2,055,344)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 106.08%

Corporate-Backed 3.15%
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	$2,620	$2,197,709
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A	1,505	1,511,682
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	1,848,600

Total					5,557,991

Education 6.95%
Abag Fin Auth For Nonprofit Corp CA Sch of Mech Arts	5.25%	10/1/2026	A3	500	489,625
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,490,445
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	725,240
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,001,340
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	735,390
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,072,089
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2046	A+	8,000	494,160
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	2,000	1,946,820
San Bernardino CA Cmnty College Dist Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	844,710
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (NPFGC) (FGIC)	Zero Coupon	8/1/2028	A	1,000	298,560
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	3,000	3,175,950

Total					12,274,329

General Obligation 17.17%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A2	1,000	998,260
Barstow CA Unif Sch Dist Ser A (NPFGC)(FGIC)	5.00%	8/1/2026	A1	1,475	1,478,643
CA St (CIFG)	4.50%	8/1/2028	A1	1,400	1,243,172
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,509,180
CA St Var Purp	6.50%	4/1/2033	A1	3,500	3,782,485

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Imperial Beach CA Redev Agy Palm Ave Coml Redev Pj	5.00%	6/1/2030	A		$2,000	$1,677,680
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AA+		3,000	2,972,430
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	1/1/2028	Aa2		1,000	875,860
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2		2,225	2,180,500
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA+		1,335	1,348,764
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA		1,910	1,788,915
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA		2,145	2,039,532
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		2,400	2,270,448
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A+		3,500	1,126,580
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2		1,500	1,596,645
Territory of Guam Ser A	7.00%	11/15/2039	B+		390	403,186
Upland CA San Antonio Cmnty Hosp COP	6.00%	1/1/2026	A		2,000	1,995,900
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3		1,000	1,027,210

Total						30,315,390

Health Care 12.21%
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,520,550
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,097,560
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		2,000	2,020,260
CA Infrastr & Econ Dev Bk Kaiser Hosp Ser B	5.50%	8/1/2031	A		1,225	1,147,470
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.25%	2/1/2037	Baa2		1,000	790,210
CA Sierra View Loc Hlthcare Dist	5.25%	7/1/2032	A	(a)	1,000	901,200
CA Statewide Cmntys Dev Auth Amer Baptist Homes West	6.25%	10/1/2039	BBB		1,500	1,403,850

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	$965	$952,059
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB	1,675	1,325,277
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB	2,000	1,570,140
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,032,480
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR	1,500	1,203,135
Newport Beach CA Rev Hoag Mem Hosp Presbyterian	5.875%	12/1/2030	AA	500	512,495
Northern Inyo Cnty CA Loc Hosp Dist	6.00%	12/1/2021	BBB-	1,000	975,360
Northern Inyo Cnty CA Loc Hosp Dist	6.375%	12/1/2025	BBB-	835	806,802
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2041	Baa3	1,400	1,187,382
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	1,030	973,999
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+	170	162,416
Whittier CA Hlth Fac Rev Presbyterian Intercmnty Hosp	5.75%	6/1/2029	A+	1,000	970,340

Total					21,552,985

Housing 1.14%
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	2,000	2,013,740

Lease Obligations 16.10%
CA Infrastr & Econ Dev Bk King City Jt Union High Sch	5.75%	8/15/2029	A-	750	706,740
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2	1,550	1,483,892
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2	1,500	1,359,345
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2	1,000	1,014,010
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.375%	11/1/2034	A2	2,000	2,041,520
Los Angeles CA Convtn & Exhibit Ctr Auth Ser A	5.00%	8/15/2020	A+	1,000	999,940
Los Angeles CA Muni Impt Corp Cap Equip Ser A	5.00%	9/1/2025	A+	2,000	1,963,680
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	905,720

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Legal Obligations (continued)
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		$1,000	$1,054,590
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AA+		1,000	1,038,740
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-		1,500	1,594,485
Sacramento CA City Fing Auth Master Lease Prog Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		1,500	1,506,780
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	NR		2,575	2,363,773
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		1,220	1,070,952
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2		2,000	1,714,980
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+		3,000	3,041,880
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA+		2,295	1,490,075
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B	5.50%	10/15/2037	BBB		2,000	1,588,220
Union City CA Cmnty Redev Agy Sub Lien Cmnty Redev Pj	6.875%	12/1/2033	A		1,500	1,475,310

Total						28,414,632

Other Revenue 3.59%
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(a)	850	763,198
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,314,256
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	383,790
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	878,472
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,250	876,050
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		2,000	1,739,260
Oakland CA Jt Pwrs Fing Auth	5.50%	9/2/2024	A		375	378,420

Total						6,333,446

Pre-Refunded 0.46%
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2		1,000	813,160

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax 15.50%
Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR		$975	$862,348
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,087,620
Carpinteria CA Santn Dist Spl Assmnt Ltd Ser 2007-1-A	6.90%	9/2/2039	NR		480	494,472
Chula Vista CA Cmnty Facs Dist No 07-1 Otay Ranch Vlg Eleven	5.125%	9/1/2036	NR		950	766,517
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	470,717
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		925	772,773
Folsom CA Redev Agy Tax Alloc Cent Folsom Redev Pj	5.50%	8/1/2036	A		1,000	827,220
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A		2,000	1,844,400
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,164,328
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale Ser A	5.00%	9/1/2036	NR		1,710	1,336,604
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+		1,000	1,012,170
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A		1,120	993,541
Orange CA Cmnty Facs Dist No 06-1 Del Rio Pub Imports	6.00%	10/1/2040	NR		1,000	895,240
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%	10/1/2037	A-		5,000	4,428,350
Riverside Cnty CA Redev Agy Hsg Ser A	6.00%	10/1/2039	A-		1,000	886,180
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-		1,205	1,124,566
RNR Sch Fing Auth CA Spl Tax Cmnty Facs Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	A+	(a)	2,000	1,834,580
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		1,000	1,017,950
San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR		1,000	908,060
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2033	A-		500	503,145
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2041	A-		1,000	998,850
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		1,500	1,415,100

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
San Jose CA Spl Hotel Tax Convtn Ctr Expansion(e)	6.125%	5/1/2031	A2		$1,000	$979,070
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		985	733,855

Total						27,357,656

Tax Revenue 1.10%
Los Angeles Cnty CA Metro Transn Auth Prop C 2nd Sr Ser A (AGM)	4.50%	7/1/2030	AA+		1,000	933,610
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1		500	504,925
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1		500	510,765

Total						1,949,300

Tobacco 2.49%
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	Baa3		1,000	668,650
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		2,200	1,321,826
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	Baa3		1,245	832,507
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	950	731,481
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	1,050	835,537

Total						4,390,001

Transportation 8.49%
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+		2,905	2,705,223
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA		10,000	9,502,400
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR		2,000	1,875,360
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	5.30%	7/1/2013	NR		130	132,102
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.00%	7/1/2018	NR		250	249,682

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2011

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.40%		7/1/2023	NR	$300	$284,850
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.50%		7/1/2027	NR	250	230,673

Total						14,980,290

Utilities 17.73%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%		7/1/2031	NR	1,000	970,100
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%		6/1/2023	AA-	2,000	2,128,280
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%		12/1/2026	AAA	2,000	2,079,080
Chino Basin Desalter Auth Ser A (AG)	5.00%		6/1/2027	AA+	2,000	2,025,060
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3	1,000	1,030,250
Dublin-San Ramon Svcs Dist CA	5.25%		8/1/2029	A	1,250	1,232,550
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%		6/1/2035	NR	2,075	1,841,189
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%		11/15/2037	A	1,000	896,190
Los Angeles CA Wst Wtr Sys Ser A	5.00%		6/1/2021	AA-	1,000	1,084,760
M-S-R Enrg Auth CA Ser C	7.00%		11/1/2034	A	2,000	2,196,740
Northern CA Gas Auth No 1	0.923%	#	7/1/2027	A	1,000	706,040
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%		7/1/2022	A1	1,985	2,155,809
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%		7/1/2024	AA+	1,760	1,809,351
Riverside CA Elec Rev Issue D (AGM)	5.00%		10/1/2027	AA+	1,000	1,019,380
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2023	AA+	1,920	1,970,217
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2024	AA+	1,540	1,580,279
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2025	AA+	1,540	1,580,279
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%		12/1/2023	AA	1,500	1,672,050
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%		11/1/2033	Baa1	2,000	1,700,160
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%		7/1/2020	AA-	1,500	1,613,370

Total						31,291,134

Total Municipal Bonds (cost $198,024,037)						187,244,054

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2011

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $26)	–	(g)	$26

Total Investments in Securities 106.08% (cost $198,024,063)			187,244,080

Liabilities in Excess of Cash and Other Assets(f) (6.08%)			(10,738,860)

Net Assets 100.00%			$176,505,220

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2011	119	Short	$(14,302,313)	$(138,635)
Ultra Long U.S. Treasury Bond	June 2011	48	Short	(5,931,000)	(117,240)

Totals				$(20,233,313)	$(255,875)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 101.98%

Corporate-Backed 6.66%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB	$1,290	$1,036,747
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (NPFGC)(FGIC)	5.375%	5/1/2032	NR	3,000	2,808,660
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,085	934,999
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	675	681,993
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	251,606
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	893,510
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,000	821,600

Total					7,429,115

Education 12.26%
NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA+	3,000	2,928,660
NJ St Edl Facs Auth Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	665,228
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1	2,000	1,992,740
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA+	1,000	1,021,850
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,400	2,556,888
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%	7/1/2034	BBB+	1,000	866,440
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	1,000	1,086,780
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,500	2,563,325

Total					13,681,911

General Obligation 13.79%
Atlantic City NJ Brd Ed (AGM)	5.00%	4/1/2022	AA+	1,150	1,191,170
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2018	Aa2	1,000	1,116,390
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,581,800
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	1,840	1,914,115
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	Aa3	1,410	1,534,150
Millburn Twp NJ Brd Ed	5.35%	7/15/2018	Aaa	1,050	1,235,724
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	823,553

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	Aa3	$1,000	$997,600
NJ St Ser Q	5.00%	8/15/2020	Aa2	1,000	1,090,450
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,825,750
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3	900	928,008
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3	5	4,873
Territory of Guam Ser A	7.00%	11/15/2039	B+	140	144,733

Total					15,388,316

Health Care 23.23%
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR	1,500	1,194,480
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	590,664
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	500	397,955
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	709,320
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR	1,500	1,186,290
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1	2,000	1,930,820
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+	2,000	1,857,200
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2	1,700	1,343,323
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	Aa3	5,000	4,874,800
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	Aa3	1,250	1,303,663
NJ Hlthcare Facs Fing Auth Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-	650	632,164
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	2,000	1,927,820
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	1,000	927,240
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-	1,000	875,180
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-	1,000	862,780
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A	2,500	2,519,300

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A-		$1,000	$1,003,160
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	Aa1		415	420,200
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	Aa1		1,000	1,012,470
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		375	354,611

Total						25,923,440

Housing 3.04%
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(a)	610	625,591
NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3		1,500	1,401,555
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3		1,520	1,360,309

Total						3,387,455

Lease Obligations 5.64%
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1		1,250	1,236,025
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa3		1,000	868,830
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	Aa3		1,250	1,278,000
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	Aa3		1,000	950,820
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	905,720
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		1,000	1,054,590

Total						6,293,985

Other Revenue 4.07%
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,300	130,000
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2		1,000	981,500
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA		3,000	3,434,610

Total						4,546,110

Special Tax 0.54%
NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3		700	599,067

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 3.72%
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	$1,000	$899,560
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,201,650
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	577,623
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	500	468,830

Total					4,147,663

Tobacco 2.31%
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB	1,025	738,513
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	Baa3	3,000	1,837,440

Total					2,575,953

Transportation 20.79%
Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA+	1,500	1,519,470
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	Aa3	5,000	1,320,050
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	Aa3	5,000	761,100
NJ St Transn Tr Fd Auth Transn Sys (NPFGC)	5.25%	12/15/2021	Aa3	3,970	4,124,512
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	Aa3	1,500	1,535,460
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	1,000	1,052,080
Port Auth NY & NJ Cons 156th Ser(b)	4.75%	11/1/2036	Aa2	10,625	9,895,676
Port Auth NY & NJ Cons 161st	5.00%	10/15/2031	Aa2	1,165	1,180,320
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A2	1,000	1,002,060
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT	6.25%	6/1/2026	CCC+	1,000	810,120

Total					23,200,848

Utilities 5.93%
Essex Cnty NJ Utils Auth (AG)	5.00%	4/1/2020	Aa2	1,000	1,025,810
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	905,340
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	1,000	862,000
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	1,000	939,220

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A	$2,000		$1,970,260
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000		909,780

Total						6,612,410

Total Municipal Bonds (cost $119,882,267)						113,786,273

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)				–	(g)	5

Total Investments in Securities 101.98% (cost $119,882,272)						113,786,278

Liabilities in Excess of Cash and Other Assets(f) (1.98%)						(2,213,007)

Net Assets 100.00%						$111,573,271

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2011	80	Short	$(9,615,000)	$(87,938)
Ultra Long U.S. Treasury Bond	June 2011	10	Short	(1,235,625)	(24,726)

Totals				$(10,850,625)	$(112,664)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 108.17%

Corporate-Backed 5.12%
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	$500	$349,710
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,164,114
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	2,500	2,390,550
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,245	1,766,119
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	2,639,967
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	802,060
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	1,000	935,250
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,529,798
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,665	1,367,964

Total					12,945,532

Education 21.62%
Albany NY Indl Dev Agy Civic Fac Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	700	647,073
Albany NY Indl Dev Agy Civic Fac Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	914,240
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	481,980
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	993,580
City of Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A	1,000	940,760
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	910,290
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	1,000	937,250
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BBB-	4,295	3,853,818
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,166,233

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	$3,265	$2,202,569
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,428,291
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A(b)	5.25%	7/1/2034	AA-	20,000	20,618,800
NY St Dorm Auth Rev Non St Supp Debt NYU Ser C	5.00%	7/1/2029	AA-	3,000	3,052,620
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	2,959,825
NY St Dorm Auth Rev Non St Supp Debt Skidmore College Ser A	5.50%	7/1/2041	A1	1,825	1,816,824
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,000	1,025,500
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ	5.00%	9/1/2034	AA-	1,500	1,491,735
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,530,930
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	3,775	3,209,731
Seneca Cnty NY Indl Dev Agy NY Chiropractic College	5.00%	10/1/2027	BBB	500	473,120
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+	1,100	977,680
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,029,770

Total					54,662,619

General Obligation 14.04%
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	2,110	2,339,969
Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,229,070
New York City NY Ser E	5.00%	8/1/2019	AA	1,400	1,556,828
New York City NY Ser E	5.00%	8/1/2021	AA	1,000	1,089,310
New York City NY Ser E	5.00%	8/1/2023	AA	1,825	1,958,407
New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	10,000	10,297,000
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	2,921,200
NY St Dorm Auth Rev Non St Supp Debt NYSARC Inc Ser A	5.125%	7/1/2030	Aa3	2,385	2,403,150
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,427,171

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	$4,790	$4,989,710
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,920	2,000,051
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	289,467

Total					35,501,333

Health Care 14.13%
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,349,100
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	925,040
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,758,400
Dutchess Cnty NY Loc Dev Corp Hlth Quest Sys Inc Ser A	5.75%	7/1/2030	A-	500	491,955
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,363,638
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	756,830
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	643,515
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	636,270
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3	1,000	1,051,180
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	1,500	1,502,040
New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	NR	415	428,857
NY St Dorm Auth Rev Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	A3	1,250	1,161,762
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Baa3	2,000	2,002,540
NY St Dorm Auth Rev Non St Supp Debt Mount Sinai Hosp Ser A	5.00%	7/1/2026	A2	5,525	5,414,942
NY St Dorm Auth Rev Non St Supp Debt Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	1,000	1,000,490
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2020	BBB+	3,435	3,486,903

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2036	BBB+	$2,265	$1,933,064
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+	1,500	1,461,375
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	1,886,460
NY St Dorm Auth Rev Non St Supp Debt Secd Hosp NY Downtown	5.00%	2/15/2022	AA-	1,000	1,036,990
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	980,170
St. Lawrence Cnty Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR	1,500	1,324,995
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,180	904,435
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	704,910
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	755	713,951
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	850	816,884

Total					35,736,696

Housing 1.21%
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,090,430
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	983,090

Total					3,073,520

Lease Obligations 8.75%
New York City NY Edl Constr Fd Ser A (NPFGC)(FGIC)	5.00%	4/1/2031	AA-	5,000	5,048,900
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,420,325
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA+	1,830	1,939,471
New York City NY Transnl Fin Auth Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-	5,000	5,077,150
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	4,619,946
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	905,720

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	$2,000	$2,109,180

Total					22,120,692

Other Revenue 10.69%
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	3,000	2,898,180
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,517,970
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	750	558,112
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	710,350
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	1,500	1,477,185
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BB+	1,315	1,138,488
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,838,825
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	4,500	4,550,400
NY Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	A	2,850	2,633,428
NY St Urban Dev Corp Rev St Pers Income Tax Ser B	5.00%	3/15/2032	AAA	2,250	2,267,190
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	3,989,500
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,444,520

Total					27,024,148

Special Tax 0.67%
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,690,440

Tax Revenue 7.16%
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA	3,000	3,134,880
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011Ser D(b)	5.00%	2/1/2028	AAA	1,000	1,044,960
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA	5,000	4,993,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		$4,160	$4,299,194
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		2,625	2,712,832
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		2,000	1,931,480

Total						18,116,346

Tobacco 1.34%
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	BBB-	(a)	2,350	1,751,032
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB-		2,445	1,628,346

Total						3,379,378

Transportation 12.55%
Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		5,000	4,730,150
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA		2,000	1,943,200
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A		1,000	1,050,570
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+		2,635	2,204,520
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,275,975
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		2,000	2,004,760
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+		5,000	4,957,600
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA		2,000	2,037,500
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr Bk	5.00%	7/1/2028	A3		1,000	946,820
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2		5,455	5,440,926
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2		5,000	5,136,650

Total						31,728,671

Utilities 10.89%
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-		2,190	2,329,547
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+		3,500	3,575,950
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+		1,545	1,579,531
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3		8,000	8,018,400

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	$2,795		$2,885,837
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000		4,927,400
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	4,500		4,226,490

Total						27,543,155

Total Municipal Bonds (cost $282,772,299)						273,522,530

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $331)				–	(g)	331

Total Investments in Securities 108.17% (cost $282,772,630)						273,522,861

Liabilities in Excess of Cash and Other Assets(f) (8.17%)						(20,648,317)

Net Assets 100.00%						$252,874,544

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2011	213	Short	$(25,599,938)	$(249,147)
Ultra Long U.S. Treasury Bond	June 2011	28	Short	(3,459,750)	(68,390)

Totals				$(29,059,688)	$(317,537)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

March 31, 2011

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2011.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	The interest rate represents the rate in effect at March 31, 2011.
(a)	This investment has been rated by Fitch IBCA.
(b)

Municipal Bonds Held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.

(c)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(d)	Defaulted security.
(e)	Securities purchased on a when-issued basis (See Note 2(d)).
(f)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on futures contracts.
(g)	Amount represents less than 1,000 shares.
(h)	Fund received partial payment from issuer.
(i)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
The interest represents the rate at March 31, 2011. The date shown represents the next interest reset date.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certified Bond Insurance
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

March 31, 2011

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$1,736,980,228	$1,987,848,140	$32,245,500
Investments in securities, at fair value	$1,746,441,947	$1,990,772,011	$31,902,144
Cash	—	443,518	776,193
Deposits with brokers for futures collateral	—	845,650	33,000
Receivables:
Interest	18,476,911	28,821,836	534,636
Investment securities sold	33,275,971	52,402,746	—
Capital shares sold	13,215,794	14,097,477	2,170,753
From advisor (See Note 3)	154,764	99,042	21,512
Prepaid expenses and other assets	100,996	169,368	29,102
Total assets	1,811,666,383	2,087,651,648	35,467,340
LIABILITIES:
Payables:
To bank	8,796,227	—	—
Investment securities purchased	—	61,008,648	323,309
Trust certificates (See Note 2(h))	7,000,000	9,820,000	100,000
Capital shares reacquired	7,291,744	4,255,977	5,048
Management fee	605,630	678,335	13,695
12b-1 distribution fees	551,997	653,831	7,044
Interest expense and fees (See Note 2(h))	13,482	21,997	278
Directors’ fees	47,242	64,874	11
Fund administration	60,563	67,848	1,096
Variation margin	—	9,722	—
Offering costs	—	—	1,605
Distributions payable	2,928,468	6,191,304	133,083
Accrued expenses and other liabilities	80,036	50,052	44,044
Total liabilities	27,375,389	82,822,588	629,213
NET ASSETS	$1,784,290,994	$2,004,829,060	$34,838,127
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,774,762,743	$2,011,233,997	$35,322,318
Undistributed (distributions in excess of) net investment income	133,191	1,125,826	7,166
Accumulated net realized loss on investments and futures contracts	(66,659)	(10,071,889)	(149,152)
Net unrealized appreciation (depreciation) on investments and futures contracts	9,461,719	2,541,126	(342,205)
Net Assets	$1,784,290,994	$2,004,829,060	$34,838,127

See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,736,364,630	$1,857,947,988	$198,024,063	$119,882,272	$282,772,630
$1,660,348,096	$1,628,923,690	$187,244,080	$113,786,278	$273,522,861
1,714,027	1,141,859	1,307,788	1,241,836	910,506
2,755,950	4,444,550	502,450	256,500	687,950

28,064,141	31,698,992	3,113,204	2,000,981	4,292,524
25,206,040	4,252,112	819,575	—	—
6,381,665	9,268,009	564,341	845,202	1,159,923
—	—	—	—	—
113,229	110,293	31,739	24,563	32,099
1,724,583,148	1,679,839,505	193,583,177	118,155,360	280,605,863

—	—	—	—	—
9,932,208	1,032,366	979,070	—	—
124,687,226	138,065,000	14,475,000	5,310,000	25,820,000
4,380,349	9,098,630	519,327	646,469	473,855
584,609	632,729	68,486	43,704	97,312
558,233	519,212	60,035	32,745	97,726
282,332	316,280	28,801	15,556	59,492
458,236	113,123	128,420	38,702	115,202
54,215	52,468	6,088	3,885	8,650
72,249	69,893	17,972	3,737	10,471
—	—	—	—	—
6,826,694	7,896,554	748,905	448,585	997,390
257,560	85,688	45,853	38,706	51,221
148,093,911	157,881,943	17,077,957	6,582,089	27,731,319
$1,576,489,237	$1,521,957,562	$176,505,220	$111,573,271	$252,874,544

$1,706,065,876	$1,996,182,272	$197,033,954	$127,190,619	$271,165,217
1,495,224	2,026,894	(445,961)	(275,995)	(780,535)
(53,713,256)	(245,171,962)	(9,046,915)	(9,132,695)	(7,942,832)
(77,358,607)	(231,079,642)	(11,035,858)	(6,208,658)	(9,567,306)
$1,576,489,237	$1,521,957,562	$176,505,220	$111,573,271	$252,874,544

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2011

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,217,768,984	$1,170,886,271	$33,331,255
Class B Shares	—	$6,642,337	—
Class C Shares	$235,965,122	$383,958,377	$797,312
Class F Shares	$327,165,903	$443,318,984	$699,950
Class I Shares	$3,390,985	$10,152	$9,610
Class P Shares	—	$12,939	—
Outstanding shares by class*:
Class A Shares	77,937,370	117,084,990	2,370,445
Class B Shares	—	664,797	—
Class C Shares	15,101,049	38,442,104	56,715
Class F Shares	20,937,903	44,336,532	49,778
Class I Shares	217,058	1,015	683.381
Class P Shares	—	1,294	—
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.62	$10.00	$14.06
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.98	$10.23	$14.38
Class B Shares-Net asset value	—	$9.99	—
Class C Shares-Net asset value	$15.63	$9.99	$14.06
Class F Shares-Net asset value	$15.63	$10.00	$14.06
Class I Shares-Net asset value	$15.62	$10.00	$14.06
Class P Shares-Net asset value	—	$10.00	—

*	Lord Abbett Municipal Income Fund, Inc. has 4,400,001,000 authorized shares of capital stock (par value $.001) issued and allocated as follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 785,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,348,475,016	$866,839,785	$136,220,643	$108,453,664	$209,009,055
$10,913,807	$9,912	—	—	—
$152,072,380	$452,697,706	$26,174,410	—	$36,660,960
$65,018,275	$202,242,153	$14,099,978	$3,109,481	$7,194,330
$9,759	$157,823	$10,189	$10,126	$10,199
—	$10,183	—	—	—

135,716,885	81,290,463	14,652,420	24,550,672	20,543,606
1,092,993	929	—	—	—
15,288,056	42,437,892	2,814,321	—	3,608,235
6,549,021	18,953,774	1,516,800	703,513	706,556
983	14,793	1,096.189	2,290	1,003
—	954	—	—	—

$9.94	$10.66	$9.30	$4.42	$10.17
—	$10.91	$9.51	$4.52	$10.40
$9.99	$10.67	—	—	—
$9.95	$10.67	$9.30	—	$10.16
$9.93	$10.67	$9.30	$4.42	$10.18
$9.93	$10.67	$9.29	$4.42	$10.17
—	$10.67	—	—	—

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2011

	Short Duration	Intermediate	AMT Free*
Investment income:
Interest and other	$24,690,743	$45,429,161	$455,526
Dividends	26	886	–
Total investment income	24,690,769	45,430,047	455,526
Expenses:
Management fee	3,702,921	4,022,915	42,650
12b-1 distribution plan-Class A	1,294,535	1,261,325	16,542
12b-1 distribution plan-Class B	–	35,831	–
12b-1 distribution plan-Class C	1,145,214	1,824,544	1,628
12b-1 distribution plan-Class F	154,518	174,926	92
12b-1 distribution plan-Class P	–	29	–
Interest expense and fees (See Note 2(h))	27,723	84,582	278
Shareholder servicing	226,807	347,719	18,067
Professional	25,272	24,384	21,015
Reports to shareholders	32,924	39,369	4,602
Fund administration	370,292	402,834	3,412
Custody	14,356	14,477	4,274
Directors’ fees	32,048	33,715	103
Registration	86,089	137,751	3,156
Offering costs	–	–	13,742
Other	50,966	42,455	4,488
Gross expenses	7,163,665	8,446,856	134,049
Expense reductions (See Note 7)	(1,713)	(1,863)	(16)
Management fee waived and expenses reimbursed (See Note 3)	(1,010,550)	(636,180)	(89,903)
Net expenses	6,151,402	7,808,813	44,130
Net investment income	18,539,367	37,621,234	411,396
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	230,200	(4,136,690)	(149,152)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(21,990,112)	(104,267,620)	(342,205)
Net realized and unrealized loss	(21,759,912)	(108,404,310)	(491,357)
Net Decrease in Net Assets Resulting From Operations	$(3,220,545)	$(70,783,076)	$(79,961)

*	For the period October 26, 2010 (commencement of operations) to March 31, 2011.

See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$ 46,324,394	$61,827,866	$5,572,190	$3,295,662	$7,383,058
44	185	–	–	100
46,324,438	61,828,051	5,572,190	3,295,662	7,383,158

3,332,790	4,167,520	430,672	267,207	600,267
1,291,179	1,011,759	148,787	115,590	218,939
68,189	50	–	–	–
728,007	2,256,694	127,103	–	167,557
34,770	107,602	6,506	1,583	3,950
–	24	–	–	–
596,286	693,213	53,149	17,637	98,010
375,441	457,132	37,014	28,618	56,950
67,644	83,074	21,515	19,196	22,035
58,966	55,343	3,807	4,286	7,653
308,347	348,605	38,282	23,752	53,357
19,793	15,079	3,048	2,068	3,105
26,498	33,033	3,531	2,156	4,837
122,028	85,289	19,521	14,732	20,768
–	–	–	–	–
64,938	56,173	3,510	2,504	4,632
7,094,876	9,370,590	896,445	499,329	1,262,060
(1,463)	(1,624)	(177)	(220)	(247)
–	–	–	–	–
7,093,413	9,368,966	896,268	499,109	1,261,813
39,231,025	52,459,085	4,675,922	2,796,553	6,121,345

5,039,421	21,578,623	269,742	(1,704,419)	3,722,610
(132,109,358)	(208,269,582)	(19,616,898)	(9,545,180)	(24,736,094)
(127,069,937)	(186,690,959)	(19,347,156)	(11,249,599)	(21,013,484)
$ (87,838,912)	$(134,231,874)	$(14,671,234)	$(8,453,046)	$(14,892,139)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2011 (unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$18,539,367	$27,173,511
Net realized gain (loss) on investments and futures contracts	230,200	(296,245)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(21,990,112)	22,530,140
Net increase (decrease) in net assets resulting from operations	(3,220,545)	49,407,406
Distributions to shareholders from:
Net investment income
Class A	(13,500,879)	(20,597,104)
Class B	—	—
Class C	(1,615,792)	(2,286,086)
Class F	(3,370,674)	(4,226,029)
Class I	(30,600)	(31,686)
Class P	—	—
Total distributions to shareholders	(18,517,945)	(27,140,905)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	548,536,593	1,617,023,721
Reinvestment of distributions	10,405,388	15,688,753
Cost of shares reacquired	(617,322,923)	(631,886,427)
Net increase (decrease) in net assets resulting from capital share transactions	(58,380,942)	1,000,826,047
Net increase (decrease) in net assets	(80,119,432)	1,023,092,548
NET ASSETS:
Beginning of period	$1,864,410,426	$841,317,878
End of period	$1,784,290,994	$1,864,410,426
Undistributed net investment income	$133,191	$111,769

See Notes to Financial Statements.

Intermediate		AMT Free
For the Six Months Ended March 31, 2011 (unaudited)	For the Year Ended September 30, 2010	For the Period October 26, 2010 to March 31, 2011 (unaudited)*

$37,621,234	$51,977,458	$411,396
(4,136,690)	(4,503,634)	(149,152)
(104,267,620)	47,909,249	(342,205)
(70,783,076)	95,383,073	(79,961)

(24,061,813)	(36,638,320)	(393,212)
(108,331)	(212,010)	—
(6,101,396)	(7,863,735)	(6,279)
(6,888,974)	(6,656,253)	(4,551)
(70)	—	(188)
(234)	(449)	—
(37,160,818)	(51,370,767)	(404,230)

676,726,077	1,294,401,155	36,889,589
21,746,934	32,503,678	155,865
(612,117,252)	(433,315,244)	(1,723,136)
86,355,759	893,589,589	35,322,318
(21,588,135)	937,601,895	34,838,127

$2,026,417,195	$1,088,815,300	$—
$2,004,829,060	$2,026,417,195	$34,838,127
$1,125,826	$665,410	$7,166

*	For the period October 26, 2010 (commencement of operations) to March 31, 2011.

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	National
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2011 (unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$39,231,025	$56,703,047
Net realized gain (loss) on investments and futures contracts	5,039,421	(922,444)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(132,109,358)	26,620,469
Net increase (decrease) in net assets resulting from operations	(87,838,912)	82,401,072
Distributions to shareholders from:
Net investment income
Class A	(32,860,920)	(46,362,662)
Class B	(289,214)	(726,626)
Class C	(3,657,530)	(6,591,845)
Class F	(1,792,388)	(2,135,718)
Class I	(262)	(95)
Class P	—	—
Total distributions to shareholders	(38,600,314)	(55,816,946)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	169,542,164	337,382,127
Net proceeds from reorganizations (See Note 12)	590,280,917	—
Reinvestment of distributions	27,804,758	42,078,706
Cost of shares reacquired	(351,385,252)	(210,277,956)
Net increase (decrease) in net assets resulting from capital share transactions	436,242,587	169,182,877
Net increase (decrease) in net assets	309,803,361	195,767,003
NET ASSETS:
Beginning of period	$1,266,685,876	$1,070,918,873
End of period	$1,576,489,237	$1,266,685,876
Undistributed (distributions in excess of) net investment income	$1,495,224	$769,488

See Notes to Financial Statements.

High Yield		California
For the Six Months Ended March 31, 2011 (unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (unaudited)	For the Year Ended September 30, 2010

$52,459,085	$99,821,458	$4,675,922	$9,212,797
21,578,623	(49,677,740)	269,742	(1,527,348)
(208,269,582)	101,888,693	(19,616,898)	3,212,633
(134,231,874)	152,032,411	(14,671,234)	10,898,082

(30,527,952)	(62,203,493)	(3,666,582)	(7,512,748)
(271)	(507)	—	—
(13,892,867)	(26,001,995)	(632,745)	(1,224,490)
(6,629,009)	(9,390,859)	(328,537)	(392,917)
(2,395)	(788)	(91)	—
(306)	(576)	—	—
(51,052,800)	(97,598,218)	(4,627,955)	(9,130,155)

296,367,811	904,630,848	19,885,355	48,246,198
—	—	—	—
33,993,734	68,720,738	2,937,443	6,594,880
(660,735,806)	(534,438,631)	(39,227,783)	(39,641,133)
(330,374,261)	438,912,955	(16,404,985)	15,199,945
(515,658,935)	493,347,148	(35,704,174)	16,967,872

$2,037,616,497	$1,544,269,349	$212,209,394	$195,241,522
$1,521,957,562	$2,037,616,497	$176,505,220	$212,209,394
$2,026,894	$620,609	$(445,961)	$(493,928)

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	New Jersey
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2011 (unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$2,796,553	$5,701,896
Net realized gain (loss) on investments and futures contracts	(1,704,419)	(1,921,821)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(9,545,180)	3,604,482
Net increase (decrease) in net assets resulting from operations	(8,453,046)	7,384,557
Distributions to shareholders from:
Net investment income
Class A	(2,701,672)	(5,603,976)
Class C	—	—
Class F	(75,097)	(63,710)
Class I	(85)	—
Total distributions to shareholders	(2,776,854)	(5,667,686)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	12,045,317	12,571,365
Reinvestment of distributions	1,936,971	4,184,204
Cost of shares reacquired	(19,676,530)	(19,721,180)
Net increase (decrease) in net assets resulting from capital share transactions	(5,694,242)	(2,965,611)
Net increase (decrease) in net assets	(16,924,142)	(1,248,740)
NET ASSETS:
Beginning of period	$128,497,413	$129,746,153
End of period	$111,573,271	$128,497,413
Distributions in excess of net investment income	$(275,995)	$(295,694)

See Notes to Financial Statements.

New York
For the Six Months Ended March 31, 2011 (unaudited)	For the Year Ended September 30, 2010

$6,121,345	$12,075,593
3,722,610	(4,198,191)
(24,736,094)	8,877,188
(14,892,139)	16,754,590

(5,111,917)	(10,256,225)
(784,213)	(1,502,128)
(187,312)	(248,163)
(85)	—
(6,083,527)	(12,006,516)

26,619,891	51,041,947
3,781,928	8,315,058
(44,838,439)	(47,966,880)
(14,436,620)	11,390,125
(35,412,286)	16,138,199

$288,286,830	$272,148,631
$252,874,544	$288,286,830
$(780,535)	$(818,353)

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30/2010		12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.60		$15.00

Investment operations:

Net investment income(b)	.16		.30		.33

Net realized and unrealized gain (loss)	(.18)		.20		.68

Total from investment operations	(.02)		.50		1.01

Distributions to shareholders from:

Net investment income	(.16)		(.30)		(.41)

Net asset value, end of period	$15.62		$15.80		$15.60

Total Return(c)	(.10	)%(d)	3.24%		6.82	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(d)	.55%		.44	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.29	%(d)(f)	.55	%(f)	.44	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.70%		.75	%(e)

Net investment income	1.04	%(d)	1.91%		2.68	%(e)

Supplemental Data:
Net assets, end of period (000)	$1,217,769		$1,326,511		$609,072

Portfolio turnover rate	20.90	%(d)	36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30/2010		12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.60		$15.00

Investment operations:

Net investment income(b)	.10		.18		.23

Net realized and unrealized gain (loss)	(.17)		.19		.68

Total from investment operations	(.07)		.37		.91

Distributions to shareholders from:

Net investment income	(.10)		(.17)		(.31)

Net asset value, end of period	$15.63		$15.80		$15.60

Total Return(c)	(.42	)%(d)	2.42%		6.10	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(d)	1.35%		1.23	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.67	%(d)(f)	1.35	%(f)	1.23	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(d)	1.50%		1.51	%(e)

Net investment income	.66	%(d)	1.12%		1.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$235,965		$251,390		$128,116

Portfolio turnover rate	20.90	%(d)	36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30/2010		12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.60		$15.00

Investment operations:

Net investment income(b)	.17		.32		.36

Net realized and unrealized gain (loss)	(.17)		.20		.66

Total from investment operations	—		.52		1.02

Distributions to shareholders from:

Net investment income	(.17)		(.32)		(.42)

Net asset value, end of period	$15.63		$15.80		$15.60

Total Return(c)	.01	%(d)	3.34%		6.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.24	%(d)	.45%		.34	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.24	%(d)(f)	.45	%(f)	.34	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.61%		.64	%(e)

Net investment income	1.09	%(d)	2.02%		2.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$327,166		$284,289		$100,723

Portfolio turnover rate	20.90	%(d)	36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION TAX FREE FUND

	Class I Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30/2010		12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.60		$15.00

Investment operations:

Net investment income(b)	.18		.33		.34

Net realized and unrealized gain (loss)	(.18)		.20		.70

Total from investment operations	–		.53		1.04

Distributions to shareholders from:

Net investment income	(.18)		(.33)		(.44)

Net asset value, end of period	$15.62		$15.80		$15.60

Total Return(c)	(.01	)%(d)	3.43%		7.04	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.19	%(d)	.35%		.25	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.19	%(d)(f)	.34	%(f)	.25	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.24	%(d)	.50%		.57	%(e)

Net investment income	1.13	%(d)	2.11%		2.71	%(e)

Supplemental Data:
Net assets, end of period (000)	$3,391		$2,221		$3,407

Portfolio turnover rate	20.90	%(d)	36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

INTERMEDIATE TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.52		$10.28	$ 9.42	$9.75	$9.81	$9.80

Investment operations:

Net investment income(a)	.20		.39	.38	.37	.36	.32

Net realized and unrealized gain (loss)	(.53)		.23	.86	(.32)	(.06)	.03

Total from investment operations	(.33)		.62	1.24	.05	.30	.35

Distributions to shareholders from:

Net investment income	(.19)		(.38)	(.38)	(.38)	(.36)	(.34)

Net asset value, end of period	$10.00		$10.52	$10.28	$9.42	$9.75	$9.81

Total Return(b)	(3.11	)%(c)	6.22%	13.50%	.43%	3.11%	3.67%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.63%	.44%	.27%	.27%	.27%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.32	%(c)	.63%	.44%	.24%	.25%	.25%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(c)	.71%	.72%	.79%	1.37%	1.66%

Net investment income	1.93	%(c)	3.76%	3.89%	3.80%	3.68%	3.34%

Supplemental Data:
Net assets, end of period (000)	$1,170,886		$1,320,285	$798,344	$338,400	$17,046	$7,234

Portfolio turnover rate	22.33	%(c)	30.23%	15.70%	29.73%	30.70%	100.82%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class B Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.51		$10.27	$ 9.41	$9.74	$9.80	$9.79

Investment operations:

Net investment income(a)	.16		.31	.30	.31	.29	.26

Net realized and unrealized gain (loss)	(.53)		.23	.87	(.33)	(.06)	.02

Total from investment operations	(.37)		.54	1.17	(.02)	.23	.28

Distributions to shareholders from:

Net investment income	(.15)		(.30)	(.31)	(.31)	(.29)	(.27)

Net asset value, end of period	$ 9.99		$10.51	$10.27	$9.41	$9.74	$9.80

Total Return(b)	(3.50	)%(c)	5.38%	12.65%	(.29)%	2.35%	2.92%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72	%(c)	1.43%	1.24%	1.02%	1.02%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.72	%(c)	1.43%	1.23%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.51%	1.52%	1.67%	2.12%	2.32%

Net investment income	1.53	%(c)	2.98%	3.10%	3.15%	2.95%	2.67%

Supplemental Data:
Net assets, end of period (000)	$6,642		$7,725	$6,315	$1,966	$802	$848

Portfolio turnover rate	22.33	%(c)	30.23%	15.70%	29.73%	30.70%	100.82%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.51		$10.27	$ 9.41	$9.74	$9.80	$9.79

Investment operations:

Net investment income(a)	.16		.31	.31	.30	.29	.25

Net realized and unrealized gain (loss)	(.52)		.24	.87	(.32)	(.06)	.03

Total from investment operations	(.36)		.55	1.18	(.02)	.23	.28

Distributions to shareholders from:

Net investment income	(.16)		(.31)	(.32)	(.31)	(.29)	(.27)

Net asset value, end of period	$ 9.99		$10.51	$10.27	$9.41	$9.74	$9.80

Total Return(b)	(3.47	)%(c)	5.44%	12.76%	(.31)%	2.35%	2.90%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.69	%(c)	1.37%	1.10%	1.02%	1.02%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.69	%(c)	1.37%	1.09%	.98%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(c)	1.46%	1.47%	1.45%	2.02%	2.31%

Net investment income	1.56	%(c)	3.01%	3.22%	3.11%	2.95%	2.59%

Supplemental Data:
Net assets, end of period (000)	$383,958		$391,138	$180,270	$44,402	$4,249	$2,784

Portfolio turnover rate	22.33	%(c)	30.23%	15.70%	29.73%	30.70%	100.82%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30			9/28/2007(a) to 9/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.52		$10.28	$ 9.42	$9.75	$9.75

Investment operations:

Net investment income(b)	.20		.40	.38	.39	–	(c)

Net realized and unrealized gain (loss)	(.52)		.23	.87	(.33)	–	(c)

Total from investment operations	(.32)		.63	1.25	.06	–	(c)

Distributions to shareholders from:

Net investment income	(.20)		(.39)	(.39)	(.39)	–

Net asset value, end of period	$10.00		$10.52	$10.28	$9.42	$9.75

Total Return(d)	(3.06	)%(e)	6.33%	13.61%	.57%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(e)	.53%	.40%	.13%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(g)	.27	%(e)	.53%	.39%	.10%	.00	%(e)(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.31	%(e)	.61%	.64%	.67%	.00	%(e)(f)

Net investment income	1.98	%(e)	3.86%	3.90%	3.97%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$443,319		$307,256	$103,873	$1,460	$10

Portfolio turnover rate	22.33	%(e)	30.23%	15.70%	29.73%	30.70%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class I Shares
	1/31/2011(a) to 3/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$9.96

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized gain	(.01)

Total from investment operations	(.01)

Net asset value on SEC Effective Date, 2/1/2011	$9.95

Investment operations:

Net investment income(b)	.07

Net realized and unrealized gain	.05	(d)

Total from investment operations	.12

Distributions to shareholders from:

Net investment income	(.07)

Net asset value, end of period	$10.00

Total Return(e)	1.10	%(f)(g)

Total Return(e)	1.19	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.07	%(f)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(i)	.07	%(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.08	%(f)

Net investment income	.70	%(f)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	22.33	%(e)

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 3/31/2011.
(h)	Total return for the period 2/1/2011 through 3/31/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND

	Class P Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.52		$10.28	$9.42	$9.75	$9.81	$9.80

Investment operations:

Net investment income(a)	.19		.36	.36	.36	.34	.31

Net realized and unrealized gain (loss)	(.53)		.24	.86	(.33)	(.06)	.02

Total from investment operations	(.34)		.60	1.22	.03	.28	.33

Distributions to shareholders from:

Net investment income	(.18)		(.36)	(.36)	(.36)	(.34)	(.32)

Net asset value, end of period	$10.00		$10.52	$10.28	$9.42	$9.75	$9.81

Total Return(b)	(3.21	)%(c)	5.99%	13.27%	.29%	2.91%	3.46%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.86%	.65%	.46%	.47%	.47%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.43	%(c)	.86%	.64%	.43%	.45%	.45%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.94%	.96%	1.13%	1.57%	1.77%

Net investment income	1.82	%(c)	3.56%	3.73%	3.73%	3.49%	3.15%

Supplemental Data:
Net assets, end of period (000)	$13		$13	$13	$11	$11	$11

Portfolio turnover rate	22.33	%(c)	30.23%	15.70%	29.73%	30.70%	100.82%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

AMT FREE MUNICIPAL BOND FUND

	Class A Shares
	10/26/2010(a) to 3/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.29

Net realized and unrealized loss	(.96)

Total from investment operations	(.67)

Distributions to shareholders from:

Net investment income	(.27)

Net asset value, end of period	$14.06

Total Return(c)	(4.49	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.21	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(e)	.21	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66	%(d)

Net investment income	2.05	%(d)

Supplemental Data:
Net assets, end of period (000)	$33,331

Portfolio turnover rate	43.72	%(d)

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class C Shares
	10/26/2010(a) to 3/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.23

Net realized and unrealized loss	(.96)

Total from investment operations	(.73)

Distributions to shareholders from:

Net investment income	(.21)

Net asset value, end of period	$14.06

Total Return(c)	(4.84	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(e)	.55	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.99	%(d)

Net investment income	1.66	%(d)

Supplemental Data:
Net assets, end of period (000)	$797

Portfolio turnover rate	43.72	%(d)

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class F Shares
	10/26/2010(a) to 3/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.29

Net realized and unrealized loss	(.96)

Total from investment operations	(.67)

Distributions to shareholders from:

Net investment income	(.27)

Net asset value, end of period	$14.06

Total Return(c)	(4.47	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.17	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(e)	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.65	%(d)

Net investment income	2.06	%(d)

Supplemental Data:
Net assets, end of period (000)	$700

Portfolio turnover rate	43.72	%(d)

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

AMT FREE MUNICIPAL BOND FUND

	Class I Shares
	10/26/2010(a) to 3/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.28

Net realized and unrealized loss	(.94)

Total from investment operations	(.66)

Distributions to shareholders from:

Net investment income	(.28)

Net asset value, end of period	$14.06

Total Return(c)	(4.40	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(e)	.13	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.63	%(d)

Net investment income	1.99	%(d)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	43.72	%(d)

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.62	$9.71	$11.12	$11.52	$11.55

Investment operations:

Net investment income(a)	.26		.54	.52	.51	.49	.46

Net realized and unrealized gain (loss)	(.90)		.21	.90	(1.41)	(.40)	(.02)

Total from investment operations	(.64)		.75	1.42	(.90)	.09	.44

Distributions to shareholders from:

Net investment income	(.26)		(.53)	(.51)	(.51)	(.49)	(.47)

Net asset value, end of period	$ 9.94		$10.84	$10.62	$ 9.71	$11.12	$11.52

Total Return(b)	(5.95	)%(c)	7.34%	15.40%	(8.41)%	.79%	3.94%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.86%	.92%	1.05%	1.18%	1.20%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.38	%(c)	.77%	.77%	.79%	.77%	.92%

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.86%	.92%	1.06%	1.27%	1.20%

Net investment income	2.58	%(c)	5.12%	5.49%	4.77%	4.34%	4.04%

Supplemental Data:
Net assets, end of period (000)	$1,348,475		$1,007,123	$889,665	$740,198	$525,513	$499,778

Portfolio turnover rate	47.64	%(c)	63.31%	45.22%	88.15%	49.43%	72.24%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.90		$10.68	$ 9.75	$11.16	$11.56	$11.58

Investment operations:

Net investment income(a)	.22		.46	.45	.42	.41	.39

Net realized and unrealized gain (loss)	(.91)		.21	.91	(1.41)	(.40)	(.02)

Total from investment operations	(.69)		.67	1.36	(.99)	.01	.37

Distributions to shareholders from:

Net investment income	(.22)		(.45)	(.43)	(.42)	(.41)	(.39)

Net asset value, end of period	$ 9.99		$10.90	$10.68	$ 9.75	$11.16	$11.56

Total Return(b)	(6.37	)%(c)	6.48%	14.48%	(9.08)%	.08%	3.32%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.82	%(c)	1.66%	1.72%	1.85%	1.90%	1.86%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.78	%(c)	1.57%	1.57%	1.58%	1.49%	1.58%

Expenses, excluding expense reductions and expenses reimbursed	.82	%(c)	1.66%	1.72%	1.86%	1.99%	1.86%

Net investment income	2.16	%(c)	4.33%	4.70%	3.94%	3.61%	3.39%

Supplemental Data:
Net assets, end of period (000)	$10,914		$16,143	$18,540	$18,032	$23,502	$27,871

Portfolio turnover rate	47.64	%(c)	63.31%	45.22%	88.15%	49.43%	72.24%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.86		$10.63	$ 9.73	$11.15	$11.54	$11.57

Investment operations:

Net investment income(a)	.23		.46	.46	.44	.42	.39

Net realized and unrealized gain (loss)	(.92)		.23	.89	(1.41)	(.39)	(.02)

Total from investment operations	(.69)		.69	1.35	(.97)	.03	.37

Distributions to shareholders from:

Net investment income	(.22)		(.46)	(.45)	(.45)	(.42)	(.40)

Net asset value, end of period	$ 9.95		$10.86	$10.63	$ 9.73	$11.15	$11.54

Total Return(b)	(6.34	)%(c)	6.69%	14.58%	(9.01)%	.23%	3.26%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.76	%(c)	1.56%	1.59%	1.67%	1.82%	1.86%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.72	%(c)	1.47%	1.45%	1.41%	1.41%	1.58%

Expenses, excluding expense reductions and expenses reimbursed	.76	%(c)	1.56%	1.59%	1.68%	1.91%	1.86%

Net investment income	2.23	%(c)	4.40%	4.78%	4.13%	3.70%	3.39%

Supplemental Data:
Net assets, end of period (000)	$152,072		$181,209	$133,922	$80,301	$51,244	$44,450

Portfolio turnover rate	47.64	%(c)	63.31%	45.22%	88.15%	49.43%	72.24%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30			9/28/2007(a) to 9/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.83		$10.61	$ 9.71	$11.12	$11.12

Investment operations:

Net investment income(b)	.27		.55	.53	.52	–	(c)

Net realized and unrealized gain (loss)	(.91)		.21	.89	(1.41)	–	(c)

Total from investment operations	(.64)		.76	1.42	(.89)	–	(c)

Distributions to shareholders from:

Net investment income	(.26)		(.54)	(.52)	(.52)	–

Net asset value, end of period	$ 9.93		$10.83	$10.61	$ 9.71	$11.12

Total Return(d)	(5.91	)%(e)	7.43%	15.44%	(8.32)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.76%	.81%	.95%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.33	%(e)	.66%	.67%	.69%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.76%	.81%	.97%	.00	%(e)(f)

Net investment income	2.62	%(e)	5.18%	5.45%	5.00%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$65,018		$62,200	$28,791	$2,310	$10

Portfolio turnover rate	47.64	%(e)	63.31%	45.22%	88.15%	49.43%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class I Shares
	Six Months Ended 3/31/2011 (unaudited)		7/26/2010(a) to 9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.59

Investment operations:

Net investment income(b)	.27		.10

Net realized and unrealized gain (loss)	(.91)		.25

Total from investment operations	(.64)		.35

Distributions to shareholders from:

Net investment income	(.27)		(.10)

Net asset value, end of period	$ 9.93		$10.84

Total Return(c)	(5.93	)%(d)	3.31	%(d)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(e)	.27	%(d)	.55	%(f)

Expenses, excluding expense reductions	.31	%(d)	.64	%(f)

Net investment income	2.69	%(d)	5.21	%(f)

Supplemental Data:
Net assets, end of period (000)	$10		$10

Portfolio turnover rate	47.64	%(d)	63.31%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.81		$11.49	$11.89		$15.03	$15.81	$15.41

Investment operations:

Net investment income(a)	.35		.67	.72		.75	.75	.82

Net realized and unrealized gain (loss)	(1.16)		.31	(.37	)(b)	(3.13)	(.77)	.37

Total from investment operations	(.81)		.98	.35		(2.38)	(.02)	1.19

Distributions to shareholders from:

Net investment income	(.34)		(.66)	(.75)		(.76)	(.76)	(.79)

Net asset value, end of period	$10.66		$11.81	$11.49		$11.89	$15.03	$15.81

Total Return(c)	(6.94	)%(d)	8.88%	4.14%		(16.33)%	(.23)%	7.97%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.44	%(d)	.91%	1.03%		1.27%	1.31%	.49%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.40	%(d)	.80%	.84%		.79%	.67%	.16%

Expenses, excluding expense reductions and expenses reimbursed	.44	%(d)	.91%	1.03%		1.30%	1.52%	1.34%

Net investment income	3.10	%(d)	5.88%	7.13%		5.50%	4.75%	5.28%

Supplemental Data:
Net assets, end of period (000)	$866,840		$1,236,637	$976,708		$695,723	$959,170	$731,726

Portfolio turnover rate	19.50	%(d)	37.68%	32.88%		47.95%	24.92%	62.27%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class B Shares
	Six Months End 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.82		$11.51	$11.91		$15.03	$15.81	$15.41

Investment operations:

Net investment income(a)	.31		.59	.66		.70	.68	.77

Net realized and unrealized gain (loss)	(1.17)		.30	(.39	)(b)	(3.14)	(.78)	.37

Total from investment operations	(.86)		.89	.27		(2.44)	(.10)	1.14

Distributions to shareholders from:

Net investment income	(.29)		(.58)	(.67)		(.68)	(.68)	(.74)

Net asset value, end of period	$10.67		$11.82	$11.51		$11.91	$15.03	$15.81

Total Return(c)	(7.28	)%(d)	7.97%	3.46%		(16.70)%	(.74)%	7.62%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.83	%(d)	1.68%	1.78%		1.74%	1.77%	.80%

Expenses, excluding interest expense including expense reductions and expenses reimbursed(e)	.79	%(d)	1.57%	1.60%		1.26%	1.13%	.47%

Expenses, excluding expense reductions and expenses reimbursed	.83	%(d)	1.68%	1.81%		2.07%	2.24%	1.96%

Net investment income	2.74	%(d)	5.15%	6.52%		5.10%	4.29%	4.99%

Supplemental Data:
Net assets, end of period (000)	$10		$11	$10		$10	$11	$11

Portfolio turnover rate	19.50	%(d)	37.68%	32.88%		47.95%	24.92%	62.27%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.81		$11.50	$11.89		$15.03	$15.81	$15.41

Investment operations:

Net investment income(a)	.31		.59	.66		.68	.67	.76

Net realized and unrealized gain (loss)	(1.15)		.30	(.37	)(b)	(3.14)	(.77)	.38

Total from investment operations	(.84)		.89	.29		(2.46)	(.10)	1.14

Distributions to shareholders from:

Net investment income	(.30)		(.58)	(.68)		(.68)	(.68)	(.74)

Net asset value, end of period	$10.67		$11.81	$11.50		$11.89	$15.03	$15.81

Total Return(c)	(7.17	)%(d)	7.99%	3.57%		(16.77)%	(.74)%	7.62%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.78	%(d)	1.65%	1.66%		1.78%	1.81%	.88%

Expenses, excluding interest expense including expense reductions and expenses reimbursed(e)	.74	%(d)	1.55%	1.48%		1.30%	1.17%	.54%

Expenses, excluding expense reductions and expenses reimbursed	.78	%(d)	1.65%	1.67%		1.93%	2.17%	1.98%

Net investment income	2.77	%(d)	5.14%	6.55%		5.00%	4.25%	4.98%

Supplemental Data:
Net assets, end of period (000)	$452,698		$585,366	$455,042		$392,360	$538,419	$349,911

Portfolio turnover rate	19.50	%(d)	37.68%	32.88%		47.95%	24.92%	62.27%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

			Class F Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30				9/28/2007(a) to 9/30/2007
			2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.82		$11.50	$11.90		$15.03	$15.03

Investment operations:

Net investment income(b)	.35		.69	.70		.76	—	(c)

Net realized and unrealized gain (loss)	(1.16)		.30	(.34	)(d)	(3.13)	—	(c)

Total from investment operations	(.81)		.99	.36		(2.37)	—	(c)

Distributions to shareholders from:

Net investment income	(.34)		(.67)	(.76)		(.76)	—

Net asset value, end of period	$10.67		$11.82	$11.50		$11.90	$15.03

Total Return(e)	(6.89	)%(f)	8.98%	4.25%		(16.19)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.39	% (f)	.81%	.91%		1.20%	.00	%(f)(g)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.35	%(f)	.71%	.73%		.72%	.00	%(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.39	%(f)	.81%	.91%		1.20%	.00	%(f)(g)

Net investment income	3.16	%(f)	5.97%	6.83%		5.90%	.00	%(f)(g)

Supplemental Data:
Net assets, end of period (000)	$202,242		$215,479	$112,500		$4,513	$10

Portfolio turnover rate	19.50	%(f)	37.68%	32.88%		47.95%	24.92%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Amount is less than .01%.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares
	Six Months Ended 3/31/2011 (unaudited)		7/26/2010(a) to 9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$11.81		$11.58

Investment operations:

Net investment income(b)	.35		.12

Net realized and unrealized gain (loss)	(1.14)		.23

Total from investment operations	(.79)		.35

Distributions to shareholders from:

Net investment income	(.35)		(.12)

Net asset value, end of period	$10.67		$11.81

Total Return(c)	(6.76	)%(d)	3.05	%(d)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(e)	.30	%(d)	.62	%(f)

Expenses, excluding expense reductions	.34	%(d)	.72	%(f)

Net investment income	3.11	%(d)	5.75	%(f)

Supplemental Data:
Net assets, end of period (000)	$158		$112

Portfolio turnover rate	19.50	%(d)	37.68%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

			Class P Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.82		$11.50	$11.90		$15.04	$15.82	$15.42

Investment operations:

Net investment income(a)	.34		.66	.71		.74	.75	.83

Net realized and unrealized gain (loss)	(1.16)		.30	(.39	)(b)	(3.13)	(.77)	.36

Total from investment operations	(.82)		.96	.32		(2.39)	(.02)	1.19

Distributions to shareholders from:

Net investment income	(.33)		(.64)	(.72)		(.75)	(.76)	(.79)

Net asset value, end of period	$10.67		$11.82	$11.50		$11.90	$15.04	$15.82

Total Return(c)	(7.03	)%(d)	8.67%	3.87%		(16.34)%	(.25)%	7.94%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.56	%(d)	1.12%	1.26%		1.35%	1.32%	.47%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.52	%(d)	1.02%	1.08%		.87%	.66%	.13%

Expenses, excluding expense reductions and expenses reimbursed	.56	%(d)	1.12%	1.26%		1.51%	1.73%	1.45%

Net investment income	3.01	%(d)	5.71%	7.04%		5.46%	4.77%	5.41%

Supplemental Data:
Net assets, end of period (000)	$10		$11	$10		$10	$12	$12

Portfolio turnover rate	19.50	%(d)	37.68%	32.88%		47.95%	24.92%	62.27%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.24		$10.17	$ 9.38	$10.57	$10.91	$10.96

Investment operations:

Net investment income(a)	.24		.47	.45	.45	.44	.41

Net realized and unrealized gain (loss)	(.94)		.07	.80	(1.18)	(.34)	(.03)

Total from investment operations	(.70)		.54	1.25	(.73)	.10	.38

Distributions to shareholders from:

Net investment income	(.24)		(.47)	(.46)	(.46)	(.44)	(.43)

Net asset value, end of period	$ 9.30		$10.24	$10.17	$ 9.38	$10.57	$10.91

Total Return(b)	(6.90	)%(c)	5.52%	13.92%	(7.16)%	.87%	3.52%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.84%	.91%	1.18%	1.29%	1.07%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.78%	.78%	.80%	.87%	.93%

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.84%	.91%	1.18%	1.30%	1.07%

Net investment income	2.49	%(c)	4.74%	4.87%	4.41%	4.03%	3.79%

Supplemental Data:
Net assets, end of period (000)	$136,221		$166,247	$159,768	$144,165	$147,893	$160,416

Portfolio turnover rate	22.10	%(c)	47.68%	34.04%	49.17%	50.77%	47.86%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.25		$10.17	$ 9.39	$10.58	$10.92	$10.97

Investment operations:

Net investment income(a)	.21		.40	.38	.39	.37	.34

Net realized and unrealized gain (loss)	(.95)		.08	.80	(1.18)	(.34)	(.03)

Total from investment operations	(.74)		.48	1.18	(.79)	.03	.31

Distributions to shareholders from:

Net investment income	(.21)		(.40)	(.40)	(.40)	(.37)	(.36)

Net asset value, end of period	$ 9.30		$10.25	$10.17	$ 9.39	$10.58	$10.92

Total Return(b)	(7.30	)%(c)	4.88%	13.13%	(7.73)%	.23%	2.87%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.75	%(c)	1.55%	1.60%	1.79%	1.92%	1.72%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.72	%(c)	1.49%	1.48%	1.41%	1.50%	1.58%

Expenses, excluding expense reductions and expenses reimbursed	.75	%(c)	1.55%	1.60%	1.79%	1.92%	1.72%

Net investment income	2.16	%(c)	4.02%	4.14%	3.79%	3.40%	3.14%

Supplemental Data:
Net assets, end of period (000)	$26,174		$33,280	$28,896	$18,793	$15,245	$15,052

Portfolio turnover rate	22.10	%(c)	47.68%	34.04%	49.17%	50.77%	47.86%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30			9/28/2007(a) to 9/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.24		$10.17	$ 9.38	$10.57	$10.57

Investment operations:

Net investment income(b)	.24		.48	.46	.45	–	(c)

Net realized and unrealized gain (loss)	(.94)		.07	.80	(1.17)	–	(c)

Total from investment operations	(.70)		.55	1.26	(.72)	–	(c)

Distributions to shareholders from:

Net investment income	(.24)		(.48)	(.47)	(.47)	–

Net asset value, end of period	$ 9.30		$10.24	$10.17	$ 9.38	$10.57

Total Return(d)	(6.86	)%(e)	5.62%	14.06%	(7.07)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.74%	.79%	1.05%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.68%	.67%	.67%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.74%	.79%	1.07%	.00	%(e)(f)

Net investment income	2.54	%(e)	4.81%	4.84%	4.48%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$14,100		$12,683	$6,578	$285	$10

Portfolio turnover rate	22.10	%(e)	47.68%	34.04%	49.17%	50.77%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class I Shares
	1/31/2011(a) to 3/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$9.24

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized loss	(.01)

Total from investment operations	(.01)

Net asset value on SEC Effective Date, 2/1/2011	$9.23

Investment operations:

Net investment income(b)	.08

Net realized and unrealized gain	.06	(d)

Total from investment operations	.14

Distributions to shareholders from:

Net investment income	(.08)

Net asset value, end of period	$9.29

Total Return(e)	1.44	%(f)(g)

Total Return(e)	1.53	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	.10	%(f)

Expenses, excluding expense reductions	.13	%(f)

Net investment income	.90	%(f)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	22.10	%(f)

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 3/31/2011.
(h)	Total return for the period 2/1/2011 through 3/31/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

NEW JERSEY TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010		2009	2008		2007		2006
Per Share Operating Performance
Net asset value, beginning of period	$4.85		$4.78		$4.43	$5.00		$5.17		$5.20

Investment operations:

Net investment income(a)	.11		.21		.21	.21		.21		.21

Net realized and unrealized gain (loss)	(.43)		.07		.35	(.56)		(.17)		(.03)

Total from investment operations	(.32)		.28		.56	(.35)		.04		.18

Distributions to shareholders from:

Net investment income	(.11)		(.21)		(.21)	(.22)		(.21)		(.21)

Net asset value, end of period	$4.42		$4.85		$4.78	$4.43		$5.00		$5.17

Total Return(b)	(6.71	)%(c)	6.13%		13.13%	(7.36)%		.78%		3.51%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.83%		.81%	.90%		1.14%		1.10%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.41	%(c)(d)	.80	%(d)	.81%	.82	%(d)	.81	%(d)	.86	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.83%		.81%	.90%		1.21%		1.22%

Net investment income	2.35	%(c)	4.53%		4.78%	4.34%		4.11%		4.03%

Supplemental Data:
Net assets, end of period (000)	$108,454		$125,722		$128,778	$114,704		$129,106		$130,742

Portfolio turnover rate	14.43	%(c)	32.22%		20.68%	32.16%		37.64%		28.99%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30					9/28/2007(a) to 9/30/2007
			2010		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.85		$4.78		$4.43	$5.00		$5.00

Investment operations:

Net investment income(b)	.11		.22		.21	.21		–	(c)

Net realized and unrealized gain (loss)	(.43)		.07		.35	(.56)		–	(c)

Total from investment operations	(.32)		.29		.56	(.35)		–	(c)

Distributions to shareholders from:

Net investment income	(.11)		(.22)		(.21)	(.22)		–

Net asset value, end of period	$4.42		$4.85		$4.78	$4.43		$5.00

Total Return(d)	(6.67	)%(e)	6.23%		13.26%	(7.27)%		.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.72%		.70%	.74%		.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.36	%(e)(g)	.70	%(g)	.70%	.66	%(g)	.00	%(e)(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.72%		.70%	.77%		.00	%(e)(f)

Net investment income	2.40	%(e)	4.61%		4.73%	4.41%		.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$3,109		$2,775		$969	$48		$10

Portfolio turnover rate	14.43	%(e)	32.22%		20.68%	32.16%		37.64%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW JERSEY TAX FREE FUND

	Class I Shares
	1/31/2011(a) to 3/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$4.42

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized gain	(.01)

Total from investment operations	(.01)

Net asset value on SEC Effective Date, 2/1/2011	$4.41

Investment operations:

Net investment income(b)	.04

Net realized and unrealized gain	.01	(d)

Total from investment operations	.05

Distributions to shareholders from:

Net investment income	(.04)

Net asset value, end of period	$4.42

Total Return(e)	.84	%(f)(g)

Total Return(e)	1.05	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	.10	%(f)

Expenses, excluding expense reductions	.11	%(f)

Net investment income	.84	%(f)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	14.43	%(f)

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 3/31/2011.
(h)	Total return for the period 2/1/2011 through 3/31/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.96		$10.78	$ 9.71	$10.96		$11.27	$11.32

Investment operations:

Net investment income(a)	.24		.49	.48	.46		.47	.48

Net realized and unrealized gain (loss)	(.79)		.17	1.06	(1.24)		(.31)	(.05)

Total from investment operations	(.55)		.66	1.54	(.78)		.16	.43

Distributions to shareholders from:

Net investment income	(.24)		(.48)	(.47)	(.47)		(.47)	(.48)

Net asset value, end of period	$10.17		$10.96	$10.78	$ 9.71		$10.96	$11.27

Total Return(b)	(5.02	)%(c)	6.37%	16.49%	(7.37	) %	1.47%	3.92%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.43	%(c)	.85%	.87%	.99%		1.01%	.80%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.77%	.78%	.78%		.70%	.62%

Expenses, excluding expense reductions and expenses reimbursed	.43	%(c)	.85%	.87%	1.00%		1.16%	1.11%

Net investment income	2.34	%(c)	4.55%	4.90%	4.36%		4.20%	4.27%

Supplemental Data:
Net assets, end of period (000)	$209,009		$238,259	$231,452	$221,057		$243,416	$233,101

Portfolio turnover rate	28.45	%(c)	30.34%	22.34%	44.67%		25.38%	69.19%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.95		$10.76	$ 9.70	$10.96	$11.27	$11.32

Investment operations:

Net investment income(a)	.21		.41	.41	.40	.39	.40

Net realized and unrealized gain (loss)	(.79)		.19	1.06	(1.25)	(.30)	(.04)

Total from investment operations	(.58)		.60	1.47	(.85)	.09	.36

Distributions to shareholders from:

Net investment income	(.21)		(.41)	(.41)	(.41)	(.40)	(.41)

Net asset value, end of period	$10.16		$10.95	$10.76	$ 9.70	$10.96	$11.27

Total Return(b)	(5.34	)%(c)	5.74%	15.69%	(8.02)%	.84%	3.25%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.75	%(c)	1.54%	1.55%	1.63%	1.67%	1.46%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.72	%(c)	1.46%	1.46%	1.41%	1.36%	1.28%

Expenses, excluding expense reductions and expenses reimbursed	.75	%(c)	1.54%	1.55%	1.63%	1.81%	1.77%

Net investment income	2.01	%(c)	3.85%	4.21%	3.72%	3.53%	3.61%

Supplemental Data:
Net assets, end of period (000)	$36,661		$42,397	$37,554	$31,262	$25,423	$16,622

Portfolio turnover rate	28.45	%(c)	30.34%	22.34%	44.67%	25.38%	69.19%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2011 (unaudited)		Year Ended 9/30			9/28/2007(a) to 9/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.97		$10.78	$9.72	$10.96	$10.96

Investment operations:

Net investment income(b)	.25		.50	.48	.48	–	(c)

Net realized and unrealized gain (loss)	(.79)		.18	1.06	(1.24)	–	(c)

Total from investment operations	(.54)		.68	1.54	(.76)	–	(c)

Distributions to shareholders from:

Net investment income	(.25)		(.49)	(.48)	(.48)	–

Net asset value, end of period	$10.18		$10.97	$10.78	$9.72	$10.96

Total Return(d)	(4.97	)%(e)	6.57%	16.51%	(7.18)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.38	%(e)	.75%	.77%	.82%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.67%	.68%	.61%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.38	%(e)	.75%	.77%	.83%	.00	%(e)(f)

Net investment income	2.38	%(e)	4.64%	4.81%	4.43%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$7,194		$7,631	$3,143	$9	$10

Portfolio turnover rate	28.45	%(e)	30.34%	22.34%	44.67%	25.38%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class I Shares
	1/31/2011(a) to 3/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.10

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized gain	(.01)

Total from investment operations	(.01)

Net asset value on SEC Effective Date, 2/1/2011	$10.09

Investment operations:

Net investment income(b)	.09

Net realized and unrealized gain	.08	(d)

Total from investment operations	.17

Distributions to shareholders from:

Net investment income	(.09)

Net asset value, end of period	$10.17

Total Return(e)	1.54	%(f)(g)

Total Return(e)	1.63	%(f)(h)

Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	.09	%(f)

Expenses, excluding expense reductions	.13	%(f)

Net investment income	.85	%(f)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	28.45	%(f)

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 3/31/2011.
(h)	Total return for the period 2/1/2011 through 3/31/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)*	A,C,F and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,I and P
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,I and P

*	Commencement of operations and SEC effective date was October 26, 2010. The shares first became available to the public on November 1, 2010.

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in each Fund’s prospectus. The Funds of the Company no longer issue Class B shares for purchase. Effective January 31, 2011, Class I shares of Intermediate, California, New Jersey, and New York commenced operations.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

On November 19, 2010, National acquired the net assets of Georgia Series (“Georgia”) and Pennsylvania Series (“Pennsylvania”) of the Lord Abbett Municipal Income Trust (the “Trust”) and Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”), Lord Abbett Hawaii Tax-Free

Notes to Financial Statements (unaudited)(continued)

Income Fund (“Hawaii”) and Lord Abbett Missouri Tax-Free Income Fund (“Missouri”) of the Company (collectively, the “Acquired Funds”). Refer to Note 12 Reorganizations for additional information.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended September 30, 2007 through September 30, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares

Notes to Financial Statements (unaudited)(continued)

based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of March 31, 2011, each Fund, except Short Duration, had open futures contracts.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2011, as well as the average trust certificates outstanding for the six months then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$7,000,000	.25%	$14,022,400	$7,000,000
Intermediate	9,820,000	.25%-.34%	19,622,390	14,511,667
AMT Free	100,000	.25%	176,846	100,000
National	124,687,226	.23%-.46%	243,510,008	127,150,559
High Yield	138,065,000	.25%-.39%	271,079,208	167,828,151
California	14,475,000	.25%-.31%	28,239,795	14,475,000
New Jersey	5,310,000	.25%	9,895,676	5,310,000
New York	25,820,000	.25%-.31%	53,387,716	25,570,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements (unaudited)(continued)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s investments carried at fair value:

	Short Duration
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,361,591,947	$–	$1,361,591,947
Money Market Mutual Fund	–	–	–	–
Variable Rate Demand Notes	–	384,850,000	–	384,850,000
Total	$–	$1,746,441,947	$–	$1,746,441,947

	Intermediate
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,955,305,283	$–	$1,955,305,283
Money Market Mutual Fund	1,728	–	–	1,728
Variable Rate Demand Notes	–	35,465,000	–	35,465,000
Total	$1,728	$1,990,770,283	$–	$1,990,772,011
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(382,745)	–	–	(382,745)
Total	$(382,745)	$–	$–	$(382,745)

	AMT Free
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$31,902,144	$–	$31,902,144
Money Market Mutual Funds	–	–	–	–
Variable Rate Demand Notes	–	–	–	–
Total	$–	$31,902,144	$–	$31,902,144
Other Financial Instruments
Futures Contracts
Assets	$1,151	$–	$–	$1,151
Liabilities	–	–	–	–
Total	$1,151	$–	$–	$1,151

Notes to Financial Statements (unaudited)(continued)

	National
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,655,342,726	$–	$1,655,342,726
Money Market Mutual Funds	5,370	–	–	5,370
Variable Rate Demand Notes	–	5,000,000	–	5,000,000
Total	$5,370	$1,660,342,726	$–	$1,660,348,096
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,342,073)	–	–	(1,342,073)
Total	$(1,342,073)	$–	$–	$(1,342,073)

	High Yield
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,610,305,004	$–	$1,610,305,004
Money Market Mutual Funds	3,686	–	–	3,686
Variable Rate Demand Notes	–	18,615,000	–	18,615,000
Total	$3,686	$1,628,920,004	$–	$1,628,923,690
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(2,055,344)	–	–	(2,055,344)
Total	$(2,055,344)	$–	$–	$(2,055,344)

	California
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$187,244,054	$–	$187,244,054
Money Market Mutual Funds	26	–	–	26
Variable Rate Demand Notes	–	–	–	–
Total	$26	$187,244,054	$–	$187,244,080
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(255,875)	–	–	(255,875)
Total	$(255,875)	$–	$–	$(255,875)

	New Jersey
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$113,786,273	$–	$113,786,273
Money Market Mutual Fund	5	–	–	5
Total	$5	$113,786,273	$–	$113,786,278
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(112,664)	–	–	(112,664)
Total	$(112,664)	$–	$–	$(112,664)

Notes to Financial Statements (unaudited)(continued)

	New York
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$273,522,530	$–	$273,522,530
Money Market Mutual Fund	331	–	–	331
Total	$331	$273,522,530	$–	$273,522,861
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(317,537)	–	–	(317,537)
Total	$(317,537)	$–	$–	$(317,537)

*	See Schedule of Investments for fair values in each industry.

(j)	Disclosures about Derivative Instruments and Hedging Activities–Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the six months ended March 31, 2011 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2011, the Funds had interest rate futures contracts with cumulative unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain/(loss) and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized loss on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and for the six months ended March 31, 2011:

	Unrealized Appreciation/ (Depreciation) as of March 31, 2011	Net Realized Gain	Net Change in Unrealized Appreciation/ Depreciation	Average Number of Contracts*
Intermediate	$(382,745)	$3,920,447	$(545,436)	307
AMT Free	1,151	–	1,151	2
National	(1,342,073)	15,835,320	(1,768,699)	926
High Yield	(2,055,344)	28,382,353	(3,410,538)	1,901
California	(255,875)	2,551,207	(400,100)	177
New Jersey	(112,664)	1,190,655	(186,706)	91
New York	(317,537)	3,013,965	(507,678)	238

*	Calculated based on the number of contracts for the six months ended March 31, 2011.

Notes to Financial Statements (unaudited)(continued)

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for each of Short Duration and Intermediate is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for each of AMT Free and High Yield is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2011, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
Short Duration	.29%
Intermediate	.34%
AMT Free	.00%
National	.43%
High Yield	.48%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Effective February 1, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Short Duration and Intermediate and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that total net annual operating expenses for each class, excluding 12b-1 fees and interest expenses, do not exceed an annualized rate of .39% and .45%, respectively. This agreement may be terminated only upon approval of the Fund’s Board of Directors.

Notes to Financial Statements (unaudited)(continued)

For the period October 1, 2010 through January 31, 2011, Lord Abbett voluntarily agreed to waive all or a portion of its management fee for Short Duration and Intermediate and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that total net annual operating expenses of each class, excluding 12b-1 fees and interest expense, did not exceed an annualized rate of .37% and .43%, respectively.

For the period October 26, 2010 through January 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee for AMT Free and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that total net annual operating expenses for each class, excluding 12b-1 fees and interest expenses, do not exceed an annualized rate of .30%. This agreement may be terminated only upon approval of the Fund’s Board of Directors.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2011:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$57,829	$337,304
Intermediate	121,012	734,408
AMT Free	2,868	15,922
National	71,295	453,982
High Yield	85,807	557,815
California	5,299	33,896
New Jersey	3,282	17,384
New York	7,112	38,016

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended March 31, 2011:

	Class A	Class C
Short Duration	$261,260	$62,050
Intermediate	202,103	109,114
AMT Free	–	–
National	47,858	31,508
High Yield	126,314	86,178
California	891	3,871
New Jersey	–	–
New York	13,116	3,550

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2011 and the fiscal year ended September 30, 2010 was as follows:

		Short Duration		Intermediate
	Six Months Ended 3/31/2011 (unaudited)	Year Ended 9/30/2010	Six Months Ended 3/31/2011 (unaudited)	Year Ended 9/30/2010
Distributions paid from:
Tax-exempt income	$18,517,945	$27,140,905	$37,160,818	$51,370,767
Total distributions paid	$18,517,945	$27,140,905	$37,160,818	$51,370,767

		AMT Free		National
	Period Ended 3/31/2011* (unaudited)		Six Months Ended 3/31/2011 (unaudited)	Year Ended 9/30/2010
Distributions paid from:
Tax-exempt income	$404,230		$38,600,314	$54,875,745
Ordinary income	–		–	941,201
Total distributions paid	$404,230		$38,600,314	$55,816,946

*	For the period October 26, 2010 (commencement of operations) to March 31, 2011.

Notes to Financial Statements (unaudited)(continued)

		High Yield		California
	Six Months Ended 3/31/2011 (unaudited)	Year Ended 9/30/2010	Six Months Ended 3/31/2011 (unaudited)	Year Ended 9/30/2010
Distributions paid from:
Tax-exempt income	$51,052,800	$96,945,720	$4,627,955	$9,028,752
Ordinary income	–	652,498	–	101,403
Total distributions paid	$51,052,800	$97,598,218	$4,627,955	$9,130,155

		New Jersey		New York
	Six Months Ended 3/31/2011 (unaudited)	Year Ended 9/30/2010	Six Months Ended 3/31/2011 (unaudited)	Year Ended 9/30/2010
Distributions paid from:
Tax-exempt income	$2,776,854	$5,667,686	$6,083,527	$12,006,516
Total distributions paid	$2,776,854	$5,667,686	$6,083,527	$12,006,516

As of September 30, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2011	2012	2013	2014	2015	2016	2017	2018	Total
Intermediate	$–	$26,684	$63,298	$16,132	$140,520	$25,504	$–	$870,134	$1,142,272
High Yield	–	–	–	1,759,893	9,152,078	16,838,530	112,613,733	77,996,014	218,360,248
California	34,990	777,657	–	–	429,137	3,345	1,405,669	5,151,330	7,802,128
New Jersey	–	1,373,781	–	87,412	–	–	–	4,168,179	5,629,372
New York	–	–	–	562,562	–	–	1,280,143	5,906,184	7,748,889

As of November 19, 2010 (the date National acquired the net assets of the Acquired Funds), the capital loss carryforwards of National, including all the acquired capital loss carry forwards, were as follows:

	2011	2012	2013	2014	2015	2016	2017	2018	Total
National	$2,851,197	$4,214,676	$211,810	$1,608,164	$1,395,469	$1,774,936	$24,469,869	$16,239,818	$52,765,939

As of March 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$1,729,914,744	$14,371,428	$(4,844,225)	$9,527,203
Intermediate	1,977,245,368	40,950,101	(37,243,458)	3,706,643
AMT Free	32,145,500	342,142	(685,498)	(343,356)
National	1,611,427,484	23,754,225	(99,520,839)	(75,766,614)
High Yield	1,716,291,824	19,971,363	(245,404,497)	(225,433,134)
California	183,598,855	1,910,215	(12,739,990)	(10,829,775)
New Jersey	114,476,387	1,903,258	(7,903,367)	(6,000,109)
New York	256,828,005	3,262,930	(12,388,074)	(9,125,144)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

Notes to Financial Statements (unaudited)(continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2011 were as follows:

	Purchases	Sales
Short Duration	$289,086,620	$302,789,907
Intermediate	582,329,687	439,269,573
AMT Free	41,180,732	8,782,775
National	786,018,508	923,169,670
High Yield	363,835,550	740,055,375
California	44,829,545	57,490,586
New Jersey	17,629,974	22,757,257
New York	82,231,095	94,837,057

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Short Duration, High Yield and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available

Notes to Financial Statements (unaudited)(continued)

under the Facility. This amount is included in Other expenses on the Funds’ Statements of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Funds paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statements of Operations over the annual period of the Facility.

On November 22, 2010, Short Duration, High Yield and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by Short Duration, High Yield and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to ..125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of March 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended March 31, 2011.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, each Fund, to the extent it invests in long-term bonds and inverse floaters, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Notes to Financial Statements (unaudited)(continued)

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock or shares of beneficial interest were as follows:

Short Duration	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	21,770,561	$341,739,058	71,961,667	$1,125,197,733
Reinvestment of distributions	504,583	7,899,277	814,851	12,777,127
Shares reacquired	(28,277,097)	(443,102,096)	(27,886,434)	(436,625,587)
Increase (decrease)	(6,001,953)	$(93,463,761)	44,890,084	$701,349,273

Notes to Financial Statements (unaudited)(continued)

Short Duration	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	2,617,223	$41,053,258	10,868,156	$170,008,985
Reinvestment of distributions	52,952	828,922	72,976	1,144,662
Shares reacquired	(3,475,812)	(54,442,779)	(3,247,957)	(50,910,605)
Increase (decrease)	(805,637)	$(12,560,599)	7,693,175	$120,243,042

Class F Shares
Shares sold	10,390,906	$162,865,204	20,366,006	$318,836,715
Reinvestment of distributions	105,350	1,649,266	110,667	1,737,795
Shares reacquired	(7,546,805)	(118,074,265)	(8,945,443)	(140,154,287)
Increase	2,949,451	$46,440,205	11,531,230	$180,420,223

Class I Shares
Shares sold	183,745	$2,879,073	190,275	$2,980,288
Reinvestment of distributions	1,784	27,923	1,862	29,169
Shares reacquired	(109,069)	(1,703,783)	(269,949)	(4,195,948)
Increase (decrease)	76,460	$1,203,213	(77,812)	$(1,186,491)

Intermediate	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	30,557,750	$312,731,769	78,135,453	$803,639,988
Converted from Class B*	13,184	132,953	29,352	301,127
Reinvestment of distributions	1,493,303	15,135,965	2,443,521	25,093,619
Shares reacquired	(40,467,989)	(409,317,746)	(32,792,408)	(335,909,095)
Increase (decrease)	(8,403,752)	$(81,317,059)	47,815,918	$493,125,639

Class B Shares
Shares sold	29,484	$297,269	267,161	$2,723,113
Reinvestment of distributions	6,735	68,185	13,189	135,224
Shares reacquired	(93,114)	(940,497)	(131,062)	(1,342,093)
Converted to Class A*	(13,197)	(132,953)	(29,378)	(301,127)
Increase (decrease)	(70,092)	$(707,996)	119,910	$1,215,117

Class C Shares
Shares sold	8,284,414	$84,826,099	23,263,855	$238,966,887
Reinvestment of distributions	334,707	3,385,554	419,674	4,310,802
Shares reacquired	(7,399,283)	(74,474,276)	(4,022,405)	(41,213,101)
Increase	1,219,838	$13,737,377	19,661,124	$202,064,588

Class F Shares
Shares sold	27,461,744	$278,860,900	24,155,356	$249,071,167
Reinvestment of distributions	311,760	3,156,927	287,251	2,963,585
Shares reacquired	(12,643,533)	(127,384,733)	(5,344,090)	(54,850,955)
Increase	15,129,971	$154,633,094	19,098,517	$197,183,797

Notes to Financial Statements (unaudited)(continued)

Intermediate	Period Ended March 31, 2011† (unaudited)
Class I Shares	Shares	Amount
Shares sold	1,008	$10,040
Reinvestment of distributions	7	70
Increase	1,015	$10,110

	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class P Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	23	$233	44	$448
Increase	23	$233	44	$448

AMT Free	Period Ended March 31, 2011 (unaudited)††
Class A Shares	Shares	Amount
Shares sold	2,478,779	$35,307,147
Reinvestment of distributions	10,632	149,817
Shares reacquired	(118,966)	(1,663,700)
Increase	2,370,445	$33,793,264

Class C Shares
Shares sold	60,692	$866,132
Reinvestment of distributions	234	3,296
Shares reacquired	(4,211)	(59,229)
Increase	56,715	$810,199

Class F Shares
Shares sold	49,610	$706,260
Reinvestment of distributions	182	2,565
Shares reacquired	(14)	(207)
Increase	49,778	$708,618

Class I Shares
Shares sold	670.133	$10,050
Reinvestment of distributions	13.248	187
Increase	683.381	$10,237

Notes to Financial Statements (unaudited)(continued)

National	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,425,015	$128,412,809	21,235,201	$223,844,836
Converted from Class B*	160,878	1,629,219	268,052	2,819,680
Reinvestment of distributions	2,464,964	24,990,359	3,540,613	37,287,828
Shares reacquired	(27,260,114)	(276,485,964)	(15,911,806)	(167,227,479)
Shares issued in reorganizations (See Note 12)	55,034,359	566,853,901	–	–
Increase	42,825,102	$445,400,324	9,132,060	$96,724,865

Class B Shares
Shares sold	16,567	$174,489	255,241	$2,679,663
Reinvestment of distributions	20,274	207,872	51,910	548,897
Shares reacquired	(265,231)	(2,681,784)	(295,533)	(3,107,215)
Converted to Class A*	(160,087)	(1,629,219)	(266,732)	(2,819,680)
Decrease	(388,477)	$(3,928,642)	(255,114)	$(2,698,335)

Class C Shares
Shares sold	1,751,656	$18,273,561	6,142,749	$64,775,823
Reinvestment of distributions	185,274	1,890,016	332,014	3,503,280
Shares reacquired	(3,342,059)	(33,817,322)	(2,374,291)	(24,977,085)
Increase (decrease)	(1,405,129)	$(13,653,745)	4,100,472	$43,302,018

Class F Shares
Shares sold	2,177,897	$22,681,305	4,378,492	$46,071,765
Reinvestment of distributions	70,554	716,250	69,845	738,606
Shares reacquired	(3,716,894)	(38,400,182)	(1,420,273)	(14,966,177)
Shares issued in reorganizations (See Note 12)	2,276,678	23,427,016	–	–
Increase	808,235	$8,424,389	3,028,064	$31,844,194

Class I Shares
Shares sold	–	$–	948	$10,040
Reinvestment of distributions	26	261	9	95
Increase	26	$261	957	$10,135

High Yield	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,849,843	$165,889,649	49,032,325	$561,763,735
Reinvestment of distributions	2,058,604	22,807,647	4,329,512	49,646,395
Shares reacquired	(40,342,519)	(451,415,927)	(33,638,482)	(384,155,980)
Increase (decrease)	(23,434,072)	$(262,718,631)	19,723,355	$227,254,150

Notes to Financial Statements (unaudited)(continued)

High Yield	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class B Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	25	$270	47	$546
Increase	25	$270	47	$546

Class C Shares
Shares sold	4,096,188	$46,291,215	17,136,723	$196,322,008
Reinvestment of distributions	764,295	8,456,363	1,457,897	16,720,036
Shares reacquired	(11,977,667)	(132,812,444)	(8,625,445)	(98,750,374)
Increase (decrease)	(7,117,184)	$(78,064,866)	9,969,175	$114,291,670

Class F Shares
Shares sold	7,363,320	$84,036,947	12,750,462	$146,435,065
Reinvestment of distributions	247,162	2,728,096	203,669	2,352,688
Shares reacquired	(6,892,889)	(76,411,181)	(4,502,095)	(51,532,277)
Increase	717,593	$10,353,862	8,452,036	$97,255,476

			Period Ended September 30, 2010†† †
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	13,889	$150,000	9,451	$110,040
Reinvestment of distributions	93	1,053	38	455
Shares reacquired	(8,678)	(96,254)	–	–
Increase	5,304	$54,799	9,489	$110,495

	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class P Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	27.435	$305	53.565	$618
Increase	27.435	$305	53.565	$618

California	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,119,276	$10,768,953	3,110,445	$31,129,510
Reinvestment of distributions	259,766	2,486,175	565,121	5,637,608
Shares reacquired	(2,957,726)	(28,344,275)	(3,157,325)	(31,605,448)
Increase (decrease)	(1,578,684)	$(15,089,147)	518,241	$5,161,670

Notes to Financial Statements (unaudited)(continued)

California	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	168,302	$1,667,719	855,674	$8,542,699
Reinvestment of distributions	36,205	347,017	85,771	856,096
Shares reacquired	(637,715)	(6,073,559)	(534,095)	(5,324,873)
Increase (decrease)	(433,208)	$(4,058,823)	407,350	$4,073,922

Class F Shares
Shares sold	773,668	$7,438,643	853,766	$8,573,989
Reinvestment of distributions	10,920	104,161	10,107	101,176
Shares reacquired	(506,150)	(4,809,949)	(272,481)	(2,710,812)
Increase	278,438	$2,732,855	591,392	$5,964,353

	Period Ended March 31, 2011† (unaudited)
Class I Shares	Shares	Amount
Shares sold	1,086.519	$10,040
Reinvestment of distributions	9.670	90
Increase	1,096.189	$10,130

New Jersey	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,756,950	$7,962,552	2,149,782	$10,207,473
Reinvestment of distributions	417,127	1,896,640	878,593	4,158,086
Shares reacquired	(3,566,475)	(16,304,008)	(4,041,804)	(19,100,163)
Decrease	(1,392,398)	$(6,444,816)	(1,013,429)	$(4,734,604)

Class F Shares
Shares sold	862,220	$4,072,725	495,420	$2,363,892
Reinvestment of distributions	8,879	40,247	5,483	26,118
Shares reacquired	(739,851)	(3,372,522)	(131,315)	(621,017)
Increase	131,248	$740,450	369,588	$1,768,993

	Period Ended March 31, 2011† (unaudited)
Class I Shares	Shares	Amount
Shares sold	2,271	$10,040
Reinvestment of distributions	19	84
Increase	2,290	$10,124

Notes to Financial Statements (unaudited)(continued)

New York	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,836,620	$19,308,515	3,113,795	$33,397,182
Reinvestment of distributions	316,756	3,284,363	692,090	7,399,779
Shares reacquired	(3,347,777)	(34,673,977)	(3,544,899)	(37,809,622)
Increase (decrease)	(1,194,401)	$(12,081,099)	260,986	$2,987,339

Class C Shares
Shares sold	298,507	$3,135,852	1,066,555	$11,379,204
Reinvestment of distributions	36,367	376,295	74,554	796,259
Shares reacquired	(599,965)	(6,149,716)	(757,153)	(8,085,801)
Increase (decrease)	(265,091)	$(2,637,569)	383,956	$4,089,662

Class F Shares
Shares sold	390,499	$4,165,484	586,905	$6,265,561
Reinvestment of distributions	11,689	121,185	11,039	119,020
Shares reacquired	(391,309)	(4,014,746)	(193,741)	(2,071,457)
Increase	10,879	$271,923	404,203	$4,313,124

	Period Ended March 31, 2011† (unaudited)
Class I Shares	Shares	Amount
Shares sold	994	$10,040
Reinvestment of distributions	9	85
Increase	1,003	$10,125

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
†	For the period January 31, 2011 (commencement of operations) to March 31, 2011.
††	For the period October 26, 2010 (commencement of operations) to March 31, 2011.
†††	For the period July 26, 2010 (commencement of operations) to September 30, 2010.

12.    REORGANIZATIONS

As of the close of business on November 19, 2010, Short Duration, Intermediate and High Yield were redomesticated from series of the Trust into corresponding newly organized series of the Company pursuant to a plan of redomestication approved by their shareholders on November 5, 2010. Each series maintained the same name, investment objective, policies and strategies that are identical to those of its respective predecessor Trust structure.

As of the close of business on November, 19, 2010, National acquired the net assets of each of the funds listed below, pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders on November 5, 2010. The acquisition was accomplished by a tax-free exchange of 57,311,037 shares (valued at $590,280,917) of National and 107,952,755 shares of the Acquired Funds outstanding on November 19, 2010. The Acquired Funds’ net assets at the date of the acquisition, including $4,356,765 of unrealized depreciation, $95,025 of undistributed net investment income, and $16,280,071 of accumulated net realized losses, were combined with those

Notes to Financial Statements (unaudited)(concluded)

of National. Total shares issued by National and total net assets of the Acquired Funds, including appreciation/(depreciation), undistributed (distributions in excess of) net investment income, and accumulated net realized losses were as follows:

Acquired Fund	Shares Issued by National	Shares Exchanged	Net Unrealized Appreciation/ (Depreciation)	Undistributed (Distributions in Excess of ) Net Investment Income	Accumulated Net Realized Loss	Total Net Assets of the Acquired Funds
Connecticut	10,584,625	11,120,698	$(1,481,652)	$(7,831)	$(4,837,006)	$109,014,889
Georgia	12,059,536	23,467,055	(954,682)	81,755	(4,252,963)	124,205,487
Hawaii	11,246,528	24,242,654	476,365	452	(2,758,620)	115,835,572
Missouri	14,956,054	31,401,203	(2,009,392)	33,575	(3,321,157)	154,045,213
Pennsylvania	8,464,294	17,721,145	(387,404)	(12,926)	(1,110,325)	87,179,756

The total net assets of National immediately before the acquisition were $1,190,394,762. Total net assets of the Acquired Funds immediately before the acquisition were $590,280,917. Total net assets of National immediately after the acquisition were $1,780,675,679.

Supplemental Proxy Information (unaudited)

A joint special meeting of the shareholders (the “Meeting”) of each of the Lord Abbett Connecticut Tax Free Fund, Lord Abbett Hawaii Tax Free Fund, and Lord Abbett Missouri Tax Free Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”) was held on November 5, 2010. Each Acquired Fund was a series of the Lord Abbett Municipal Income Fund, Inc. (the “Company”).

The Meeting was held for the purpose of approving an Agreement and Plan of Reorganization between each Acquired Fund and the Lord Abbett National Tax Free Income Fund (the “Acquiring Fund” or the “National Fund”), a series of the Company, providing for: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (b) the distribution of such shares to the shareholders of the Acquired Fund; and (c) the termination of the Acquired Fund.

The results of the shareholder vote on the preceding matter were as follows:

Matter	Votes For	Votes Against	Abstentions
1. Proposal – Approval of an Agreement and Plan of Reorganization between Lord Abbett Connecticut Tax Free Fund and the National Fund.	5,287,227.869	554,220.909	249,962.857

2. Proposal – Approval of an Agreement and Plan of Reorganization between Lord Abbett Hawaii Tax Free and the National Fund.	10,458,391.732	3,726,019.903	424,031.319

3. Proposal – Approval of an Agreement and Plan of Reorganization between Lord Abbett Missouri Tax Free Fund and the National Fund.	16,439,920.742	3,035,472.515	1,479,079.722

Approval of Advisory Contracts

All Funds Other Than AMT Free Municipal Bond Fund

At meetings held on December 15 and 16, 2010, the Board of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information regarding the investment performance of each Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate fund index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and a group of similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of one or more performance universes.

As to High Yield Municipal Bond Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month period, the second quintile for the one-year period, and the fifth quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper High Yield Municipal Debt Index for each of those periods.

As to Intermediate Tax Free Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and was higher than that of the Lipper Intermediate Municipal Index for each of those periods.

As to National Tax Free Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and one-year periods, the fourth quintile for the three-year and five-year periods, and the third quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper General Municipal Debt Index for the nine-month and one-year periods and lower than that of the Index for the three year, five-year, and ten-year periods.

As to Short Duration Tax Free Fund, the Board observed that the Fund had begun investment operations in December 2008 and commenced performance on December 31, 2008, and thus it was not possible to draw definitive conclusions regarding its operations or performance. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and one-year periods and the second quintile for the period since inception and higher than that of the Lipper Short Municipal Debt Index for each of those periods.

As to California Tax Free Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month, three-year, and ten-year periods, the third quintile for the one-year period, and the fifth quintile for the five-year period. The Board also observed that the investment performance was lower than the Lipper California Municipal Debt Index for each of those periods.

As to New Jersey Tax Free Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and one-year periods and the fifth quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper New Jersey Municipal Debt Index for the nine-month and one-year periods and lower than that of the Index for the three-year, five-year, and ten-year periods.

As to New York Tax Free Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, three-year, and ten-year periods, the first quintile for the one-year period, and the fourth quintile for the five-year period. The Board also observed that the Fund’s investment performance was higher than that of the Lipper New York Municipal Debt Index for the one-year period and lower than that of the Index for the nine-month, three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more peer groups. The Board considered the fiscal periods on which the peer group comparison was based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of the Fund. It also considered the amount and nature of the fees paid by shareholders.

As to High Yield Municipal Bond Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees were approximately one basis point above the median of the peer group and the actual management and administrative services fees were approximately two basis points above the median of the peer group. The Board observed that for the fiscal year ended September 30, 2010 the total expense ratios of Class A and Class F were approximately the same as the median of the peer group, the total expense ratio of Class B was approximately three basis points above the median of the peer group, and the total expense ratio of Class C was approximately eight basis points below the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class P shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for that class. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to Intermediate Tax Free Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees were approximately two basis points below the median of the peer group and the actual management and administrative services fees were approximately twenty-seven basis points below the median of the peer group. The Board observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately twenty-nine basis points below the median of the peer group, the total expense ratio of Class B was approximately nineteen basis points below the median of the peer group, the total expense ratio of Class C was approximately thirty-three basis points below the median of the peer group, the total expense ratio of Class F was approximately seventeen basis points below the median of the peer group, and the total expense ratio of Class P was approximately one basis point above the median of the peer group. The Board noted that Lord Abbett had made voluntary reimbursements of expenses that had the effect of limiting the total expense ratio of Class A to not more than 0.63%, the total expense ratios of Class B and Class C to not more than 1.28%, the total expense ratio of Class F to not more than 0.38%, and the total expense ratio of Class P to not more than 0.73%, in each case excluding interest expense, and that Lord Abbett proposed to enter into an expense limitation agreement through February 1, 2012 under which the expense ratio of each class would be limited to a level that was two basis points higher. The Board also considered what the expense ratio of each class would be at the new expense reimbursement level proposed by Lord Abbett and how those expense ratios would relate to those of the peer group.

As to National Tax Free Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual and actual management and administrative services fees were approximately three basis points above the median of the peer group. The Board observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately one basis point below the median of the peer group, the total expense ratio of Class B was approximately six basis points above the median of the peer group, the total expense ratio of Class C was approximately seven basis points below the median of the peer group, and the total expense ratio of Class F was approximately eight basis points above the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to Short Duration Tax Free Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees were approximately six basis points below the median of the peer group and the actual management and administrative services fees were approximately twenty-eight basis points below the median of the peer group. The Board observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately thirty-one basis points below the median of the peer group, the total expense ratio of Class C was approximately thirty-four basis points below the median of the peer group, and the total expense ratios of Class F and Class I were approximately twenty-nine basis points below the median of the peer group. The Board noted that Lord Abbett had made voluntary reimbursements of expenses so that the total expense ratio of Class A was 0.57%, the total expense ratio of Class C was 1.12%, the total expense ratio of Class F was 0.32% and the total expense ratio of Class I was 0.22%, in each case excluding interest expense, and that Lord Abbett proposed to enter into an expense limitation agreement through February 1, 2012 under which the expense ratio of each class would be two basis points higher. The Board also considered what the expense ratio of each class would be at the new expense reimbursement level proposed by Lord Abbett and how those expense ratios would relate to those of the peer group.

As to California Tax Free Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately seven basis points below the median of the peer group, the total expense ratio of Class C was approximately eleven basis points below the median of the peer group, and the total expense ratio of Class F was approximately twelve basis points above the median of the peer group. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to New Jersey Tax Free Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees were approximately three basis points below the median of the peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately three basis points below the median of the peer group and the total expense ratio of Class F was approximately five basis points above the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to New York Tax Free Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees were approximately the same as the median of the peer group and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately seven basis points below the median of the peer group, the total expense ratio of Class C was approximately fourteen basis points below the median of the peer group, and the total expense ratio of Class F was approximately thirteen basis points above the median of the peer group. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

AMT Free Municipal Bond Fund

At a meeting held on July 21, 2010, the Board, including all of the Directors who are not interested persons of the Fund or Lord Abbett, considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. Additionally, the Board took into consideration its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the “peer group”); (2) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (3) information regarding the proposed distribution arrangements of the Fund; and (4) information regarding the personnel and other resources expected to be devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services to be provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. Because the Fund had not yet begun operations, the Board was not able to review the Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would be providing investment management services to the Fund, in light of its investment objective and discipline. The Board noted that the same personnel provided management services to other Lord Abbett Funds that invest primarily in municipal securities. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expected expense levels of the Fund and the expense levels of the peer group. It also considered the amount and nature of the fees to be paid by shareholders. The Board noted that it and Lord Abbett had agreed that Lord Abbett would waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, if any, do not exceed an annual rate of 0.30%.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board took into account Lord Abbett’s overall profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the proposed advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax-Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3-0311

(05/11)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011